UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: MARCH 31

Date of Reporting Period: DECEMBER 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2018

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

DECEMBER 31, 2018

(Form N-Q)

48459-0219	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Intermediate-Term Fund

December 31, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (99.1%)

Alabama (1.5%)

$8,000	Infirmary Health System Special Care
	Facilities Financing Auth. of Mobile	5.00%	2/01/2036 $	8,731
5,000	Lower Alabama Gas District	5.00	9/01/2027	5,635
7,000	Lower Alabama Gas District	5.00	9/01/2028	7,915
35,000	Lower Alabama Gas District	5.00	9/01/2034	40,145
5,955	Montgomery Medical Clinic Board	5.00	3/01/2033	6,442
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,874
				70,742

Arizona (2.8%)

20,310	Apache County IDA	4.50	3/01/2030	21,246
6,585	City of Phoenix IDA(a)	3.75	7/01/2024	6,675
11,100	City of Phoenix IDA(a)	5.00	7/01/2034	11,576
1,675	City of Phoenix IDA	5.00	7/01/2036	1,749
4,250	City of Phoenix IDA	5.00	10/01/2036	4,667
6,000	Health Facilities Auth.	5.00	2/01/2027	6,471
16,000	Health Facilities Auth. (MUNIPSA + 1.85%)
	(Put Date 2/05/2020)(b)	3.56(c)	2/01/2048	16,140
30,000	Health Facilities Auth. (MUNIPSA + 1.85%)
	(Put Date 2/01/2023)(b)	3.56(c)	2/01/2048	31,287
3,270	Phoenix Civic Improvement Corp. (INS -
	National Public Finance Guarantee
	Corp.)	5.50	7/01/2024	3,813
2,115	Phoenix Civic Improvement Corp. (INS -
	National Public Finance Guarantee
	Corp.)	5.50	7/01/2025	2,516
2,680	Pima County IDA	4.50	6/01/2030	2,813
910	Pima County IDA(a)	4.00	6/15/2022	916
4,900	Pima County IDA(a)	4.13	6/15/2029	4,787
2,000	Pinal County IDA (INS - ACA Financial
	Guaranty Corp.)	5.25	10/01/2020	2,002
1,250	Pinal County IDA (INS - ACA Financial
	Guaranty Corp.)	5.25	10/01/2022	1,251
2,000	Pinal County IDA (INS - ACA Financial
	Guaranty Corp.)	4.50	10/01/2025	2,000
3,540	State (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2019	3,623
7,275	State (INS - Assured Guaranty Municipal
	Corp.)	5.25	10/01/2020	7,458
				130,990

Arkansas (0.7%)

29,000	Dev. Finance Auth. (MUNIPSA + 1.55%)
	(Put Date 9/01/2022)(b)	3.26(c)	9/01/2044	29,554
4,290	Pulaski Technical College (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2030	4,908
				34,462

1| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

California (8.5%)

$500	Anaheim Public Financing Auth.	5.00%	5/01/2028 $	570
500	Anaheim Public Financing Auth.	5.00	5/01/2029	568
1,000	Anaheim Public Financing Auth.	5.00	5/01/2030	1,130
17,000	Bay Area Toll Auth. (MUNIPSA + 1.10%)
	(Put Date 4/01/2024)(b)	2.81(c)	4/01/2045	17,369
10,000	Bay Area Toll Auth. (MUNIPSA + 0.90%)
	(Put Date 5/01/2023)(b)	2.61(c)	4/01/2045	10,110
1,510	Cerritos CCD (Zero Coupon)	0.00	8/01/2025	1,285
1,000	Cerritos CCD (Zero Coupon)	0.00	8/01/2027	792
1,000	Cerritos CCD (Zero Coupon)	0.00	8/01/2028	762
1,520	Chula Vista Municipal Financing Auth.	5.00	9/01/2027	1,745
1,700	Chula Vista Municipal Financing Auth.	5.00	9/01/2028	1,937
1,785	Chula Vista Municipal Financing Auth.	5.00	9/01/2029	2,026
2,635	Chula Vista Municipal Financing Auth.	5.00	9/01/2030	2,982
2,095	Chula Vista Municipal Financing Auth.	5.00	9/01/2031	2,361
1,000	City of Irvine	5.00	9/02/2029	1,098
1,605	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/15/2032	1,842
1,570	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/15/2033	1,796
3,655	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/15/2034	4,164
2,340	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/15/2035	2,659
10,000	City of Upland (PRE)	6.00	1/01/2026	10,842
6,810	El Camino CCD (Zero Coupon)	0.00	8/01/2026	5,662
7,665	El Camino CCD (Zero Coupon)	0.00	8/01/2027	6,152
5,500	El Camino CCD (Zero Coupon)	0.00	8/01/2028	4,246
12,910	El Centro Financing Auth. (LIQ - Deutsche
	Bank A.G.) (LOC - Deutsche Bank A.G.)
	(Put Date 1/07/2019)(a),(d)	2.06	7/01/2058	12,910
5,500	Foothill-Eastern Transportation Corridor
	Agency (INS - Assured Guaranty
	Municipal Corp.) (Zero Coupon)	0.00	1/15/2035	3,051
1,000	Fresno Joint Powers Financing Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	4/01/2032	1,153
1,000	Fresno Joint Powers Financing Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	4/01/2035	1,137
420	Fresno Joint Powers Financing Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	4/01/2036	475
46,605	Golden State Tobacco Securitization Corp.
	(INS - Assured Guaranty Municipal Corp.)
	(Zero Coupon)	0.00	6/01/2025	39,970
2,540	Health Facilities Financing Auth.	4.00	3/01/2033	2,639
8,500	Health Facilities Financing Auth. (Put Date
	10/01/2025)(b)	2.00	10/01/2036	8,352
5,000	Health Facilities Financing Auth.	5.25	8/15/2031	5,419
2,000	Health Facilities Financing Auth.	5.00	8/15/2027	2,158
5,000	Irvine Unified School District (INS - Assured
	Guaranty Municipal Corp.)	5.25	9/01/2019	5,120
2,500	Irvine Unified School District (INS - Assured
	Guaranty Municipal Corp.)	4.50	9/01/2020	2,545
1,300	Los Angeles County	5.00	3/01/2023	1,475
3,500	Pittsburg Successor Agency Redev. Agency
	(INS - Assured Guaranty Municipal Corp.)	5.00	9/01/2027	4,107
2,640	Pittsburg Successor Agency Redev. Agency
	(INS - Assured Guaranty Municipal Corp.)	5.00	9/01/2028	3,071
26,000	Pollution Control Financing Auth. (LOC -
	Mizuho Corporate Bank Ltd.) (Put Date
	1/02/2019)(d)	2.15	11/01/2026	26,000
1,900	Pollution Control Financing Auth. (LOC -
	Sumitomo Mitsui Banking Corp.) (Put
	Date 1/02/2019)(d)	2.05	11/01/2026	1,900

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$10,000	Public Works Board	5.00%	4/01/2028 $	10,878
5,000	Public Works Board	5.00	4/01/2029	5,434
3,000	Public Works Board	5.13	3/01/2023	3,115
2,500	Public Works Board	5.25	3/01/2024	2,599
2,000	Public Works Board	5.38	3/01/2025	2,081
6,400	Public Works Board (PRE)	5.50	4/01/2021	6,463
6,755	Public Works Board (PRE)	5.60	4/01/2022	6,824
3,130	Public Works Board (PRE)	5.75	4/01/2023	3,163
1,185	Public Works Board	5.00	11/01/2023	1,318
2,000	Public Works Board	5.00	11/01/2024	2,222
7,000	Public Works Board	5.00	11/01/2028	7,713
1,250	Public Works Board	5.00	3/01/2025	1,393
1,365	Public Works Board	5.00	3/01/2026	1,517
11,465	Public Works Board	5.00	10/01/2031	12,996
1,635	San Diego Public Facilities Financing Auth.	5.00	10/15/2033	1,887
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2034	1,151
1,250	San Diego Public Facilities Financing Auth.	5.00	10/15/2035	1,435
775	San Diego Public Facilities Financing Auth.	5.00	10/15/2030	904
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2031	1,161
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2032	1,158
980	San Diego Tobacco Settlement Revenue
	Funding Corp.	4.00	6/01/2032	983
5,000	San Francisco City & County Airport
	Comm-San Francisco International
	Airport	5.25	5/01/2022	5,064
7,000	San Francisco City & County Airport
	Comm-San Francisco International
	Airport	5.25	5/01/2023	7,089
4,800	San Francisco City & County Airport
	Comm-San Francisco International
	Airport	4.90	5/01/2029	4,928
500	School Finance Auth.(a)	5.00	8/01/2031	541
1,600	School Finance Auth.(a)	5.00	8/01/2036	1,705
27,445	State	5.75	4/01/2027	27,714
20,000	State	5.25	10/01/2022	20,527
10,000	State University	5.00	11/01/2029	11,577
10,000	State University	5.00	11/01/2033	11,506
1,000	Statewide Communities Dev. Auth.	5.13	5/15/2031	1,059
1,250	Statewide Communities Dev. Auth.	5.00	5/15/2032	1,400
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2033	2,233
1,250	Statewide Communities Dev. Auth.	5.00	5/15/2034	1,391
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2035	2,219
4,415	Tobacco Securitization Auth. of Southern
	California	4.75	6/01/2025	4,415
3,470	Tuolumne Wind Project Auth. (PRE)	5.00	1/01/2022	3,470
4,600	Victorville JT Powers Finance Auth. (LOC -
	BNP Paribas) (Put Date 1/07/2019)(d)	2.21	5/01/2040	4,600
2,000	Washington Township Health Care District	5.75	7/01/2024	2,032
3,500	Washington Township Health Care District	5.00	7/01/2025	3,624
				397,069

Colorado (2.3%)

5,000	Adams & Arapahoe Joint School District
	28J Aurora (Zero Coupon)	0.00	12/01/2022	4,594
7,355	Denver Health & Hospital Auth.(a)	5.00	12/01/2034	8,152
2,310	Health Facilities Auth.	5.00	6/01/2031	2,503
2,000	Health Facilities Auth.	5.00	6/01/2032	2,160
2,470	Health Facilities Auth.	5.00	6/01/2033	2,662
6,385	Health Facilities Auth.	5.00	6/01/2034	6,858
3,385	Health Facilities Auth.	5.00	6/01/2035	3,630
2,750	Health Facilities Auth.	5.00	6/01/2028	2,957
1,000	Health Facilities Auth.	5.00	12/01/2028	1,103
4,000	Health Facilities Auth.	5.00	12/01/2035	4,320
1,500	Health Facilities Auth.	5.00	12/01/2029	1,651
4,455	Health Facilities Auth.	5.00	6/01/2034	4,874

3| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,000	Health Facilities Auth.	5.00%	6/01/2035 $	2,183
4,000	Health Facilities Auth.	5.00	6/01/2036	4,355
1,250	Park Creek Metropolitan District	5.00	12/01/2032	1,385
1,000	Park Creek Metropolitan District	5.00	12/01/2034	1,100
7,585	Regional Transportation District	5.00	6/01/2029	8,379
14,175	Regional Transportation District	5.00	6/01/2030	15,646
15,005	Regional Transportation District	5.00	6/01/2031	16,523
9,135	Regional Transportation District (PRE)	5.00	6/01/2025	9,531
865	Regional Transportation District	5.00	6/01/2025	899
				105,465

Connecticut (3.6%)

335	City of Bridgeport (ETM)	5.00	8/15/2027	402
4,665	City of Bridgeport	5.00	8/15/2027	5,338
1,200	City of Hamden (INS - Build America
	Mutual Assurance Co.)	5.00	8/15/2030	1,371
1,000	City of New Haven (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/15/2030	1,137
1,000	City of New Haven (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/15/2032	1,129
1,000	City of New Haven (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/15/2033	1,126
1,350	City of New Haven (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/15/2034	1,514
1,000	City of New Haven	5.00	8/01/2028	1,115
1,000	City of New Haven	5.50	8/01/2030	1,144
1,200	City of New Haven	5.50	8/01/2032	1,360
1,810	City of New Haven	5.50	8/01/2036	2,023
400	City of West Haven	5.00	11/01/2032	426
350	City of West Haven	5.00	11/01/2037	365
10,000	Harbor Point Infrastructure Improvement
	District(a)	5.00	4/01/2030	10,631
750	Hartford County Metropolitan District	5.00	7/15/2033	868
1,000	Hartford County Metropolitan District	5.00	7/15/2034	1,151
750	Hartford County Metropolitan District	5.00	7/15/2035	860
1,000	Hartford County Metropolitan District	5.00	7/15/2036	1,142
1,000	Hartford County Metropolitan District	4.00	7/15/2037	1,037
10,000	Health & Educational Facilities Auth.	5.00	7/01/2034	10,879
1,950	Health & Educational Facilities Auth.	5.00	7/01/2032	2,168
725	Health & Educational Facilities Auth.	5.00	7/01/2034	799
1,170	Health & Educational Facilities Auth.	5.00	7/01/2035	1,285
1,125	Health & Educational Facilities Auth.	5.00	7/01/2036	1,231
1,275	Health & Educational Facilities Auth.	5.00	7/01/2037	1,387
8,178	Mashantucket (Western) Pequot Tribe(e),(f)	6.05(g)	7/01/2031	280
5,000	State	5.00	11/15/2035	5,410
5,000	State	5.00	4/15/2033	5,573
5,575	State	5.00	4/15/2034	6,191
5,000	State	5.00	4/15/2035	5,531
20,000	State	5.00	1/01/2034	22,429
20,000	State	5.00	1/01/2035	22,347
1,100	State	5.00	6/15/2033	1,228
2,625	State	5.00	6/15/2034	2,919
2,500	State	5.00	6/15/2035	2,770
2,000	State	5.00	9/15/2035	2,220
2,000	State	5.00	9/15/2037	2,202
6,000	State	5.00	10/01/2037	6,685
4,000	State	5.00	10/01/2038	4,436
6,805	University of Connecticut	5.00	4/15/2034	7,619
6,500	University of Connecticut	5.00	4/15/2035	7,245
11,175	University of Connecticut	5.00	4/15/2036	12,381
				169,354

District Of Columbia (0.8%)

3,870	District	5.63	10/01/2025	4,040
5,000	District	5.75	10/01/2026	5,223

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$6,000	District (PRE)	5.75%	10/01/2027 $	6,513
375	District (ETM)	5.00	7/01/2023	409
1,280	District (PRE)	6.00	7/01/2033	1,499
20,560	District (LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.) (Put Date
	1/07/2019)(a),(d)	1.94	10/01/2041	20,560
				38,244

Florida (5.2%)

2,500	Broward County Airport System	5.00	10/01/2024	2,557
1,485	Cape Coral Water & Sewer	4.00	10/01/2035	1,553
1,400	Cape Coral Water & Sewer	4.00	10/01/2036	1,458
3,000	Cape Coral Water & Sewer	4.00	10/01/2037	3,103
3,500	City of Jacksonville	5.00	10/01/2028	3,829
1,000	City of Port St. Lucie	4.00	9/01/2031	1,063
3,195	City of Port St. Lucie	4.00	7/01/2031	3,397
2,000	City of Port St. Lucie	4.00	7/01/2032	2,115
2,785	City of Port St. Lucie	4.00	7/01/2033	2,931
3,470	Cityplace Community Dev. District, 4.00%,
	11/01/2025 (INS - Assured Guaranty
	Municipal Corp.)(Zero Coupon)(e)	0.00(h)	5/01/2033	2,790
7,900	Cityplace Community Dev. District, 4.35%,
	11/01/2025 (INS - Assured Guaranty
	Municipal Corp.)(Zero Coupon)(e)	0.00(h)	5/01/2038	6,257
2,325	Halifax Hospital Medical Center	5.00	6/01/2035	2,508
2,750	Halifax Hospital Medical Center	5.00	6/01/2036	2,976
1,250	Lake County School Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/01/2029	1,392
2,225	Lake County School Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/01/2030	2,466
2,500	Lee County	5.00	10/01/2023	2,822
2,700	Lee County	5.00	10/01/2024	3,104
4,000	Lee County Airport	5.00	10/01/2033	4,519
7,245	Lee County IDA	5.00	10/01/2028	7,454
3,750	Lee County School Board	5.00	8/01/2028	4,235
6,560	Miami Beach Health Facilities Auth.	5.00	11/15/2029	7,108
2,000	Miami-Dade County	5.00	10/01/2025	2,200
6,440	Miami-Dade County Aviation	5.00	10/01/2026	6,746
7,000	Miami-Dade County Aviation	5.00	10/01/2027	7,324
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2030	2,244
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2031	2,237
10,000	Miami-Dade County Expressway Auth.	5.00	7/01/2028	10,873
7,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	7,609
1,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	1,126
1,610	Miami-Dade County Expressway Auth.	5.00	7/01/2030	1,807
1,255	Miami-Dade County Expressway Auth.	5.00	7/01/2031	1,404
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2032	2,232
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2033	2,226
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2034	2,219
4,750	Miami-Dade County Health Facilities Auth.	5.00	8/01/2027	5,230
4,950	Miami-Dade County Health Facilities Auth.	5.00	8/01/2028	5,435
5,250	Miami-Dade County Health Facilities Auth.	5.00	8/01/2029	5,748
3,500	Miami-Dade County Health Facilities Auth.	5.00	8/01/2030	3,819
5,780	Miami-Dade County Health Facilities Auth.	5.00	8/01/2031	6,289
12,000	Orange County Health Facilities Auth.	5.25	10/01/2022	12,299
5,000	Orange County Health Facilities Auth.	5.38	10/01/2023	5,132
4,000	Orange County Health Facilities Auth.	5.00	10/01/2035	4,453
3,055	Osceola County School Board	5.00	6/01/2028	3,355
7,595	Palm Beach County Health Facilities Auth.	5.00	11/15/2023	8,123
2,615	Pinellas County Educational Facilities Auth.	6.50	10/01/2031	2,823
2,045	Pinellas County Educational Facilities Auth.	5.38	10/01/2026	2,156
1,995	Pinellas County Educational Facilities Auth.	5.00	10/01/2021	2,091
1,080	Pinellas County Educational Facilities Auth.	4.00	10/01/2022	1,108
1,415	Pinellas County Educational Facilities Auth.	4.00	10/01/2023	1,445
1,895	Pinellas County Educational Facilities Auth.	5.00	10/01/2027	1,988

5| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$10,000	School Board of Miami-Dade County (PRE)
	(INS - Assured Guaranty Corp.)	5.00%	2/01/2024 $	10,026
2,000	School District of Broward County	5.00	7/01/2029	2,281
2,000	School District of Broward County	5.00	7/01/2030	2,271
3,195	Southeast Overtown Park West Community
	Redev. Agency(a)	5.00	3/01/2030	3,500
7,370	St. Lucie County Sales Tax (INS - Assured
	Guaranty Municipal Corp.)	5.00	10/01/2028	8,168
2,045	St. Lucie County School Board	5.00	7/01/2025	2,270
1,500	St. Lucie County School Board	5.00	7/01/2026	1,659
5,525	Sunshine State Governmental Financing
	Commission	5.00	9/01/2020	5,811
8,970	Sunshine State Governmental Financing
	Commission	5.00	9/01/2019	9,159
1,055	Sunshine State Governmental Financing
	Commission (INS - Assured Guaranty
	Municipal Corp.)	5.00	9/01/2021	1,136
1,000	Volusia County Educational Facility Auth.	5.00	10/15/2028	1,138
1,000	Volusia County Educational Facility Auth.	5.00	10/15/2029	1,133
1,500	Volusia County Educational Facility Auth.	5.00	10/15/2030	1,698
1,560	Volusia County Educational Facility Auth.	5.00	10/15/2032	1,758
				243,386

Georgia (0.5%)

11,600	Appling County Dev. Auth. (Put Date
	1/02/2019)(d)	1.77	9/01/2041	11,600
4,600	Burke County Dev. Auth. (Put Date
	1/02/2019)(d)	1.80	7/01/2049	4,600
3,000	Private Colleges & Universities Auth.	5.25	10/01/2027	3,195
2,000	Private Colleges & Universities Auth.	5.25	10/01/2027	2,149
				21,544

Guam (0.4%)

1,500	Government	5.00	12/01/2030	1,618
2,000	Government	5.00	12/01/2031	2,146
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2027	1,090
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2030	1,089
1,000	Power Auth.	5.00	10/01/2029	1,079
1,000	Power Auth.	5.00	10/01/2030	1,075
695	Power Auth.	5.00	10/01/2031	745
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2032	1,105
1,000	Waterworks Auth.	5.00	7/01/2028	1,065
3,000	Waterworks Auth.	5.25	7/01/2033	3,191
750	Waterworks Auth.	5.00	7/01/2023	819
600	Waterworks Auth.	5.00	7/01/2024	663
750	Waterworks Auth.	5.00	7/01/2025	823
1,000	Waterworks Auth.	5.00	7/01/2029	1,075
1,250	Waterworks Auth.	5.00	7/01/2036	1,338
1,000	Waterworks Auth.	5.00	7/01/2036	1,078
				19,999

Idaho (0.3%)

5,805	Health Facilities Auth.	5.00	3/01/2035	6,544
4,085	Health Facilities Auth.	5.00	3/01/2036	4,576
3,000	Health Facilities Auth.	5.00	3/01/2037	3,343
				14,463

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Illinois (14.5%)

$7,000	Chicago Board of Education (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(a),(d)	2.00%	12/01/2039 $	7,000
6,525	Chicago Midway International Airport	5.00	1/01/2027	7,136
1,635	Chicago Midway International Airport	5.25	1/01/2033	1,785
11,750	Chicago Midway International Airport	5.00	1/01/2029	12,993
5,175	Chicago Midway International Airport	5.00	1/01/2030	5,707
6,000	Chicago Midway International Airport	5.00	1/01/2032	6,588
8,910	Chicago Midway International Airport	5.00	1/01/2031	9,805
3,500	Chicago Midway International Airport	4.00	1/01/2034	3,564
3,000	Chicago Midway International Airport	4.00	1/01/2035	3,049
9,000	Chicago O'Hare International Airport	5.25	1/01/2024	9,271
3,620	Chicago O'Hare International Airport (INS -
	Assured Guaranty Municipal Corp.)	5.00	1/01/2028	3,974
1,500	Chicago O'Hare International Airport (INS -
	Assured Guaranty Municipal Corp.)	5.00	1/01/2029	1,642
2,150	Chicago O'Hare International Airport (INS -
	Assured Guaranty Municipal Corp.)	5.13	1/01/2030	2,362
13,480	Chicago O'Hare International Airport	5.25	1/01/2029	14,859
11,560	Chicago O'Hare International Airport	5.00	1/01/2033	12,780
5,675	Chicago O'Hare International Airport	5.00	1/01/2034	6,254
10,200	Chicago Park District (INS - Build America
	Mutual Assurance Co.) (LIQ - Citigroup,
	Inc.) (Put Date 1/07/2019)(a),(d)	2.01	1/01/2022	10,200
1,000	Chicago Wastewater Transmission	5.00	1/01/2031	1,086
1,000	Chicago Wastewater Transmission	5.00	1/01/2032	1,082
3,500	Chicago Wastewater Transmission	5.00	1/01/2033	3,811
1,000	Chicago Wastewater Transmission	5.00	1/01/2034	1,087
1,250	Chicago Wastewater Transmission	5.00	1/01/2035	1,353
8,000	Chicago Wastewater Transmission	5.00	1/01/2035	8,766
2,000	Chicago Waterworks	5.00	11/01/2031	2,194
2,000	Chicago Waterworks	5.00	11/01/2033	2,184
1,500	Chicago Waterworks	5.00	11/01/2028	1,692
725	Chicago Waterworks	5.00	11/01/2029	815
2,000	Chicago Waterworks	5.00	11/01/2030	2,237
1,000	Chicago Waterworks	5.00	11/01/2029	1,124
1,000	Chicago Waterworks	5.00	11/01/2031	1,114
2,105	Chicago Waterworks (INS - Assured
	Guaranty Municipal Corp.)	5.25	11/01/2034	2,395
1,635	Chicago Waterworks (INS - Assured
	Guaranty Municipal Corp.)	5.25	11/01/2035	1,855
2,665	Chicago Waterworks	5.00	11/01/2036	2,953
3,145	Chicago Waterworks (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/01/2036	3,485
2,500	Chicago Waterworks (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/01/2037	2,751
30,000	City of Chicago (INS - National Public
	Finance Guarantee Corp.)(Zero
	Coupon)(e)	0.00	1/01/2023	26,448
2,134	City of Chicago	6.63	12/01/2022	2,138
8,500	City of Springfield	5.00	12/01/2030	9,498
3,000	City of Springfield Electric (INS - Assured
	Guaranty Municipal Corp.)	5.00	3/01/2034	3,314
2,500	Cook County	5.00	11/15/2031	2,759
2,000	Cook County	5.00	11/15/2034	2,187
2,000	Cook County	5.00	11/15/2035	2,182
3,750	Cook County Sales Tax	4.00	11/15/2034	3,909
7,000	Cook County Sales Tax	5.00	11/15/2035	7,920
5,000	Cook County Sales Tax	5.00	11/15/2036	5,632
4,500	Educational Facilities Auth.	4.45	11/01/2036	4,704
9,750	Educational Facilities Auth.	4.00	11/01/2036	9,916
2,220	Educational Facilities Auth.	3.90	11/01/2036	2,224
3,700	Finance Auth.	5.00	11/15/2034	4,108

7| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$4,000	Finance Auth.	5.00%	8/15/2035 $	4,356
1,400	Finance Auth.	5.00	5/15/2036	1,447
1,000	Finance Auth.	5.00	8/15/2034	1,091
2,000	Finance Auth.	5.00	4/01/2023	2,001
4,165	Finance Auth.	5.00	4/01/2025	4,166
2,080	Finance Auth. (ETM)	5.00	2/15/2020	2,152
1,710	Finance Auth. (PRE)	5.00	2/15/2022	1,769
7,140	Finance Auth. (PRE)	5.13	2/15/2025	7,398
20,000	Finance Auth.	3.90	3/01/2030	20,680
3,000	Finance Auth.	5.00	11/15/2035	3,323
1,875	Finance Auth.	5.00	5/15/2031	1,961
2,055	Finance Auth.	3.25	5/15/2022	2,059
3,065	Finance Auth.	4.00	5/15/2027	3,084
7,665	Finance Auth.	5.38	8/15/2026	8,228
8,210	Finance Auth.	4.50	5/15/2025	8,696
8,250	Finance Auth.	5.50	7/01/2028	9,162
1,000	Finance Auth.	5.00	5/15/2030	1,068
1,100	Finance Auth.	5.00	5/15/2035	1,157
3,385	Finance Auth.	5.00	9/01/2034	3,765
3,500	Finance Auth.	5.00	12/01/2034	3,850
5,000	Finance Auth.	4.00	12/01/2035	5,070
3,000	Finance Auth.	4.00	12/01/2036	3,031
18,000	Finance Auth.	4.00	2/15/2036	18,413
1,000	Finance Auth.	4.00	10/01/2031	1,051
1,000	Finance Auth.	4.00	10/01/2032	1,047
1,000	Finance Auth.	4.00	10/01/2034	1,041
1,500	Finance Auth.	5.00	8/15/2032	1,648
1,155	Finance Auth.	5.00	8/15/2033	1,265
1,000	Finance Auth.	5.00	2/15/2037	1,071
7,650	Finance Auth.	5.00	2/15/2027	7,619
1,435	Finance Auth.	5.40	4/01/2027	1,435
2,800	Kane, Cook & DuPage Counties School
	District No. U-46	5.00	1/01/2032	3,054
4,000	Kane, Cook & DuPage Counties School
	District No. U-46	5.00	1/01/2033	4,357
5,000	Kendall Kane & Will Counties Community
	Unit School District No. 308	5.00	2/01/2035	5,556
6,000	Kendall Kane & Will Counties Community
	Unit School District No. 308	5.00	2/01/2036	6,643
1,210	Madison County Community Unit School
	District No. 7 (INS - Build America Mutual
	Assurance Co.)	5.00	12/01/2028	1,343
1,250	Madison County Community Unit School
	District No. 7 (INS - Build America Mutual
	Assurance Co.)	5.00	12/01/2029	1,384
1,000	Madison-Macoupin Etc Counties CCD No.
	536 (INS - Assured Guaranty Municipal
	Corp.)	5.00	11/01/2031	1,122
2,000	Madison-Macoupin Etc Counties CCD No.
	536 (INS - Assured Guaranty Municipal
	Corp.)	5.00	11/01/2032	2,236

750Madison-Macoupin Etc Counties CCD No. 536 (INS - Assured Guaranty Municipal

	Corp.)	5.00	11/01/2033	836
5,000	Metropolitan Pier & Exposition Auth. (INS -
	Assured Guaranty Municipal Corp.)(Zero
	Coupon)	0.00	6/15/2026	3,802
14,650	Municipal Electric Agency	4.00	2/01/2033	15,331
1,800	Northern Illinois Municipal Power Agency	4.00	12/01/2031	1,871
2,100	Northern Illinois Municipal Power Agency	4.00	12/01/2032	2,178
4,000	Northern Illinois Municipal Power Agency	4.00	12/01/2033	4,137
5,000	Northern Illinois Municipal Power Agency	4.00	12/01/2035	5,137
10,000	Railsplitter Tobacco Settlement Auth. (PRE)	5.50	6/01/2023	10,842
23,160	Regional Transportation Auth.	4.00	7/01/2034	24,195
11,650	Regional Transportation Auth.	4.00	7/01/2035	12,092

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,700	Sangamon County School District No. 186
	(INS - Build America Mutual Assurance
	Co.)	5.00%	2/01/2024 $	4,178
7,200	Sangamon County School District No. 186
	(INS - Build America Mutual Assurance
	Co.)	5.00	2/01/2025	8,093
4,215	Sangamon County School District No. 186
	(INS - Build America Mutual Assurance
	Co.)	5.00	2/01/2026	4,717
5,000	Sports Facilities Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.25	6/15/2031	5,504
3,000	Sports Facilities Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.25	6/15/2030	3,310
5,000	Sports Facilities Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.25	6/15/2032	5,490
5,000	State (INS - Assured Guaranty Municipal
	Corp.)	5.00	1/01/2021	5,129
7,000	State (INS - Assured Guaranty Municipal
	Corp.)	4.00	2/01/2030	7,289
10,000	State	5.00	11/01/2032	10,440
10,000	State (INS - Assured Guaranty Municipal
	Corp.)	5.00	4/01/2029	10,733
9,000	State	5.25	2/01/2031	9,403
2,990	State (LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.) (Put Date
	1/07/2019)(a),(d)	1.94	4/01/2037	2,990
18,995	State (LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.) (Put Date
	1/07/2019)(a),(d)	1.94	2/01/2039	18,995
10,000	State (INS - Build America Mutual
	Assurance Co.)	5.00	11/01/2025	11,180
5,870	Toll Highway Auth.	5.00	1/01/2034	6,617
5,600	Toll Highway Auth.	5.00	1/01/2035	6,292
7,000	Toll Highway Auth.	5.00	1/01/2036	7,838
5,000	Toll Highway Auth.	5.00	12/01/2032	5,644
12,475	University of Illinois	4.00	4/01/2033	12,766
1,750	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2029	2,018
1,500	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2030	1,720
2,400	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2031	2,737
2,350	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2032	2,667
1,450	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2033	1,641
1,500	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2038	1,663
5,225	Village of Gilberts (INS - Build America
	Mutual Assurance Co.)	5.00	3/01/2030	5,659
2,010	Village of Rosemont (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2025	2,278
2,110	Village of Rosemont (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2026	2,416
1,250	Volo Village Special Service Area No. 3 & 6
	(INS - Assured Guaranty Municipal Corp.)	4.00	3/01/2036	1,255
2,997	Volo Village Special Service Area No. 3 & 6
	(INS - Assured Guaranty Municipal Corp.)	5.00	3/01/2034	3,307
1,835	Williamson, Jackson, Etc Counties
	Community Unit School District No. 4
	(INS - Assured Guaranty Municipal Corp.)	5.00	12/01/2028	2,004
1,925	Williamson, Jackson, Etc Counties
	Community Unit School District No. 4
	(INS - Assured Guaranty Municipal Corp.)	5.00	12/01/2029	2,095

9| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,025	Williamson, Jackson, Etc Counties
	Community Unit School District No. 4
	(INS - Assured Guaranty Municipal Corp.)	5.00%	12/01/2030 $	2,194
6,000 Williamson, Jackson, Etc Counties
	Community Unit School District No. 4
	(INS - Assured Guaranty Municipal Corp.)	5.00	12/01/2034	6,434
				674,808

Indiana (1.3%)

5,750	City of Rockport	3.05	6/01/2025	5,760
900	Finance Auth. (LOC - Bank of America
	Corp.) (Put Date 1/07/2019)(d)	1.63	3/01/2036	900
10,500	Finance Auth.	5.00	6/01/2032	10,506
1,470	Finance Auth.	5.00	5/01/2024	1,633
1,200	Finance Auth.	5.00	5/01/2027	1,320
6,000	Finance Auth.	3.13	12/01/2024	6,168
1,250	Finance Auth.	5.00	9/01/2030	1,422
1,500	Finance Auth.	5.00	9/01/2031	1,696
10,000	Finance Auth. (Put Date 3/01/2019)(b)	2.10	5/01/2028	10,001
3,000	Finance Auth.	5.00	11/15/2038	3,148
2,000	Finance Auth.	5.00	11/15/2033	2,143
1,165	Hammond Multi-School Building Corp.	5.00	7/15/2033	1,320
1,000	Hammond Multi-School Building Corp.	5.00	7/15/2034	1,128
1,250	Hammond Multi-School Building Corp.	5.00	7/15/2035	1,405
3,000	Hammond Multi-School Building Corp.	5.00	7/15/2038	3,336
3,000	Jasper County (INS - National Public
	Finance Guarantee Corp.)	5.85	4/01/2019	3,027
6,500	Richmond Hospital Auth.	5.00	1/01/2035	7,104
				62,017

Iowa (0.7%)

5,425	Finance Auth.	4.00	8/15/2035	5,564
15,105	Finance Auth.	4.00	8/15/2036	15,348
2,475	Waterloo Community School District (PRE)	5.00	7/01/2024	2,515
2,775	Waterloo Community School District (PRE)	5.00	7/01/2025	2,820
4,510	Waterloo Community School District (PRE)	5.00	7/01/2027	4,584
				30,831

Kansas (0.5%)

8,250	City of Burlington (Put Date 1/07/2019)(d)	2.00	9/01/2035	8,250
10,000	City of Wichita	4.63	9/01/2033	9,848
3,000	City of Wichita	4.20	9/01/2027	2,993
				21,091

Kentucky (2.7%)

2,410	City of Ashland	4.00	2/01/2036	2,412
795	City of Pikeville (PRE)	5.75	3/01/2026	860
2,930	City of Pikeville	5.75	3/01/2026	3,099
3,500	Economic Dev. Finance Auth. (Put Date
	3/01/2019)(b)	2.10	4/01/2031	3,501
4,040	Economic Dev. Finance Auth. (Put Date
	1/07/2019)(d)	2.02	5/01/2034	4,040
6,750	Economic Dev. Finance Auth.	5.00	5/15/2026	7,194
7,205	Economic Dev. Finance Auth.	5.00	5/15/2031	7,543
2,500	Economic Dev. Finance Auth.	5.00	5/15/2036	2,587
6,130	Economic Dev. Finance Auth. (Zero
	Coupon)	0.00	10/01/2024	5,134
2,760	Louisville/Jefferson County Metropolitan
	Gov't	5.00	12/01/2023	2,982
7,160	Louisville/Jefferson County Metropolitan
	Gov't	5.00	12/01/2024	7,727
3,830	Louisville/Jefferson County Metropolitan
	Gov't	5.00	12/01/2022	4,152

Portfolio of Investments | 10

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$7,000	Municipal Power Agency (Put Date
	3/01/2026)(b)	3.45%	9/01/2042 $	7,012
20,000	Public Energy Auth. (Put Date 6/01/2025)(b)	4.00	12/01/2049	20,998
20,000	Public Energy Auth. (MUNIPSA + 1.05%)
	(Put Date 6/01/2025)(b)	2.70(c)	12/01/2049	20,011
2,000	State Property & Building Commission	5.00	2/01/2032	2,221
2,250	State Property & Building Commission	5.00	2/01/2033	2,491
1,000	State Property & Building Commission	5.00	5/01/2035	1,131
1,000	State Property & Building Commission	5.00	5/01/2036	1,126
3,000	State Property & Building Commission	5.00	5/01/2037	3,366
15,000	Trimble County	3.75	6/01/2033	15,216
				124,803

Louisiana (5.3%)

2,750	Jefferson Parish Hospital Service District
	No. 1 (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.50	1/01/2026	2,941
3,000	Jefferson Parish Hospital Service District
	No. 1 (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.38	1/01/2031	3,201
3,750	Local Government Environmental Facilities
	& Community Dev. Auth.	6.50	8/01/2029	3,986
18,750	Local Government Environmental Facilities
	& Community Dev. Auth.	3.50	11/01/2032	17,838
2,000	New Orleans Aviation Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	10/01/2037	2,263
1,840	New Orleans Aviation Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2035	2,080
1,250	New Orleans Aviation Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2036	1,408
1,500	New Orleans Aviation Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2037	1,682
1,300	New Orleans Aviation Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2038	1,454
700	New Orleans Sewerage Service	5.00	6/01/2031	782
1,150	New Orleans Sewerage Service	5.00	6/01/2032	1,282
1,500	New Orleans Sewerage Service	5.00	6/01/2034	1,661
1,500	New Orleans Water System	5.00	12/01/2033	1,673
1,500	New Orleans Water System	5.00	12/01/2035	1,660
2,000	Public Facilities Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/01/2036	2,230
14,000	Public Facilities Auth.	3.50	6/01/2030	13,844
2,735	Public Facilities Auth.	4.00	12/15/2032	2,913
3,095	Public Facilities Auth.	4.00	12/15/2033	3,281
1,745	Public Facilities Auth.	5.00	7/01/2028	1,970
1,695	Public Facilities Auth.	5.00	7/01/2030	1,895
750	Public Facilities Auth.	5.00	7/01/2033	818
2,975	Public Facilities Auth.	5.00	5/15/2034	3,301
2,000	Public Facilities Auth.	5.00	5/15/2035	2,208
1,560	Public Facilities Auth.	5.00	5/15/2036	1,712
25	Public Facilities Auth. (PRE)	5.00	5/15/2034	30
35	Public Facilities Auth. (PRE)	4.00	5/15/2035	39
2,225	Public Facilities Auth.	5.00	5/15/2034	2,451
3,465	Public Facilities Auth.	4.00	5/15/2035	3,558
15	Public Facilities Auth. (PRE)	4.00	5/15/2036	17
1,485	Public Facilities Auth.	4.00	5/15/2036	1,515
55	Public Facilities Auth. (PRE)	5.00	7/01/2033	64
85	Public Facilities Auth. (PRE)	5.00	7/01/2034	99
8,940	Public Facilities Auth.	5.00	7/01/2033	9,916
13,465	Public Facilities Auth.	5.00	7/01/2034	14,868
5,330	Shreveport Water & Sewer (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2031	5,965
5,125	Shreveport Water & Sewer (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2032	5,732

11 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,515	Shreveport Water & Sewer (INS - Assured
	Guaranty Municipal Corp.)	5.00%	12/01/2033 $	1,714
1,500	Shreveport Water & Sewer (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2034	1,695
1,510	Shreveport Water & Sewer (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2035	1,703
1,000	Shreveport Water & Sewer (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2030	1,167
2,000	Shreveport Water & Sewer (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2031	2,326
16,750	St. Charles Parish (Put Date 6/01/2022)(b)	4.00	12/01/2040	17,432
33,500	St. James Parish (Put Date 1/07/2019)(d)	2.00	11/01/2040	33,500
34,000	St. James Parish (Put Date 1/07/2019)(d)	1.98	11/01/2040	34,000
1,000	State University & Agricultural &
	Mechanical College	4.00	7/01/2031	1,053
1,000	State University & Agricultural &
	Mechanical College	4.00	7/01/2032	1,050
1,000	State University & Agricultural &
	Mechanical College	4.00	7/01/2033	1,046
875	Terrebonne Parish Hospital Service District
	No. 1 (PRE)	5.00	4/01/2022	908
925	Terrebonne Parish Hospital Service District
	No. 1 (PRE)	5.00	4/01/2023	960
720	Terrebonne Parish Hospital Service District
	No. 1 (PRE)	4.65	4/01/2024	744
1,535	Terrebonne Parish Hospital Service District
	No. 1 (PRE)	5.00	4/01/2028	1,594
1,565	Terrebonne Parish Hospital Service District
	No. 1	5.00	4/01/2022	1,620
1,645	Terrebonne Parish Hospital Service District
	No. 1	5.00	4/01/2023	1,702
1,280	Terrebonne Parish Hospital Service District
	No. 1	4.65	4/01/2024	1,314
2,715	Terrebonne Parish Hospital Service District
	No. 1	5.00	4/01/2028	2,789
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2023	5,458
10,000	Tobacco Settlement Financing Corp.	5.25	5/15/2031	10,517
				246,629

Maine (0.3%)

11,500	Health & Higher Educational Facilities Auth.	6.00	7/01/2026	12,085
1,635	Health & Higher Educational Facilities Auth.	5.00	7/01/2024	1,771
1,000	Health & Higher Educational Facilities Auth.	5.00	7/01/2026	1,076
1,000	Health & Higher Educational Facilities Auth.	5.00	7/01/2027	1,073
				16,005

Maryland (1.1%)

3,000	City of Gaithersburg	5.00	1/01/2033	3,263
1,000	City of Gaithersburg	5.00	1/01/2036	1,080
2,500	EDC	6.20	9/01/2022	2,517
1,250	EDC	5.00	6/01/2030	1,434
1,000	EDC	5.00	6/01/2031	1,142
1,000	EDC	5.00	6/01/2032	1,134
2,000	EDC	5.00	6/01/2035	2,246
1,000	Health & Higher Educational Facilities Auth.	5.00	7/01/2033	1,109
1,000	Health & Higher Educational Facilities Auth.	5.00	7/01/2034	1,103
1,310	Health & Higher Educational Facilities Auth.	5.00	7/01/2035	1,439
1,000	Health & Higher Educational Facilities Auth.	5.00	7/01/2036	1,093
1,415	Health & Higher Educational Facilities Auth.	5.50	1/01/2029	1,661
1,750	Health & Higher Educational Facilities Auth.	5.50	1/01/2030	2,044
1,585	Health & Higher Educational Facilities Auth.	5.50	1/01/2031	1,840
5,000	Health & Higher Educational Facilities Auth.	5.50	1/01/2036	5,696
1,000	Health & Higher Educational Facilities Auth.	5.00	7/01/2033	1,100
2,200	Health & Higher Educational Facilities Auth.	5.00	7/01/2034	2,412

Portfolio of Investments | 12

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,500	Health & Higher Educational Facilities Auth.	5.00%	7/01/2034 $	2,750
3,190	Health & Higher Educational Facilities Auth.	5.00	7/01/2031	3,549
6,505	Health & Higher Educational Facilities Auth.	5.00	7/01/2032	7,212
3,600	Health & Higher Educational Facilities Auth.	5.00	7/01/2033	3,977
				49,801

Massachusetts (1.7%)

110	Clean Water Trust	4.75	8/01/2025	110
6,000	Dev. Finance Agency (PRE) (Put Date
	5/01/2019)(b)	5.75	12/01/2042	6,080
2,000	Dev. Finance Agency	5.00	7/01/2030	2,075
640	Dev. Finance Agency	5.00	7/01/2020	665
1,480	Dev. Finance Agency	5.00	7/01/2022	1,596
1,720	Dev. Finance Agency	5.00	7/01/2027	1,823
450	Dev. Finance Agency	5.00	1/01/2031	501
645	Dev. Finance Agency	5.00	1/01/2032	715
535	Dev. Finance Agency	5.00	1/01/2033	591
2,155	Dev. Finance Agency	5.00	4/15/2033	2,291
700	Dev. Finance Agency	5.00	1/01/2034	769
735	Dev. Finance Agency	5.00	1/01/2035	806
1,000	Dev. Finance Agency	5.00	1/01/2036	1,092
2,000	Dev. Finance Agency	5.00	7/01/2030	2,254
1,675	Dev. Finance Agency	5.00	7/01/2031	1,878
2,000	Dev. Finance Agency	5.00	7/01/2036	2,204
1,250	Dev. Finance Agency	5.00	7/01/2032	1,396
1,250	Dev. Finance Agency	5.00	7/01/2033	1,392
1,000	Dev. Finance Agency	5.00	7/01/2034	1,109
5,780	Dev. Finance Agency (PRE)	6.00	7/01/2024	5,903
3,220	Dev. Finance Agency	6.00	7/01/2024	3,281
1,500	Dev. Finance Agency	5.00	7/01/2035	1,635
1,000	Dev. Finance Agency	5.00	7/01/2036	1,084
3,600	Dev. Finance Agency(a)	4.00	10/01/2032	3,406
1,000	Dev. Finance Agency(a)	5.00	10/01/2037	1,038
2,700	Dev. Finance Agency (PRE)	6.25	1/01/2027	2,927
1,800	Dev. Finance Agency	6.25	1/01/2027	1,946
5,375	Dev. Finance Agency	5.00	7/01/2035	6,017
4,415	Dev. Finance Agency	5.00	7/01/2036	4,920
5,285	Dev. Finance Agency	5.00	7/01/2037	5,858
5,000	Dev. Finance Agency	5.00	7/01/2038	5,512
4,000	Health & Educational Facilities Auth.	5.00	7/15/2027	4,036
3,110	Health & Educational Facilities Auth.	5.00	7/01/2019	3,154
				80,064

Michigan (2.1%)

1,000	Detroit Downtown Dev. Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2036	1,067
2,000	Detroit Downtown Dev. Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2037	2,130
2,000	Finance Auth. (NBGA - Michigan School
	Bond Qualification & Loan Program)	5.00	5/01/2024	2,268
1,700	Finance Auth. (NBGA - Michigan School
	Bond Qualification & Loan Program)	5.00	5/01/2025	1,960
8,200	Finance Auth.	5.00	12/01/2034	9,271
4,600	Finance Auth.	5.00	12/01/2035	5,181
6,000	Finance Auth.	4.00	11/15/2035	6,028
1,000	Finance Auth.	4.00	11/15/2036	999
1,000	Finance Auth.	5.00	11/01/2034	1,164
1,000	Finance Auth.	5.00	11/01/2035	1,159
1,000	Finance Auth.	5.00	11/01/2036	1,155
1,250	Finance Auth.	5.00	11/01/2037	1,435
10,000	Grand Traverse County Hospital Finance
	Auth.	5.00	7/01/2029	10,752
13,560	Great Lakes Water Auth. Water Supply
	System	4.00	7/01/2032	14,085
12,000	Kent Hospital Finance Auth.	5.00	11/15/2029	12,883

13 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,775	Livonia Public Schools School District (INS
	- Assured Guaranty Municipal Corp.)	5.00%	5/01/2032 $	3,147
2,875	Livonia Public Schools School District (INS
	- Assured Guaranty Municipal Corp.)	5.00	5/01/2033	3,245
2,965	Livonia Public Schools School District (INS
	- Assured Guaranty Municipal Corp.)	5.00	5/01/2034	3,329
3,065	Livonia Public Schools School District (INS
	- Assured Guaranty Municipal Corp.)	5.00	5/01/2035	3,425
2,770	Livonia Public Schools School District (INS
	- Assured Guaranty Municipal Corp.)	5.00	5/01/2036	3,086
3,000	State Building Auth.	5.00	10/15/2029	3,347
3,000	State Trunk Line	5.00	11/01/2019	3,079
2,000	State Trunk Line	5.00	11/01/2020	2,055
				96,250

Minnesota (0.2%)

5,000	City of Minneapolis	5.00	11/15/2036	5,665
1,750	City of St. Paul Housing & Redev. Auth.
	(PRE)	5.00	11/15/2029	2,056
1,275	City of St. Paul Housing & Redev. Auth.
	(PRE)	5.00	11/15/2030	1,498
				9,219

Mississippi (0.2%)

7,000	Dev. Bank (INS - Assured Guaranty
	Municipal Corp.)	5.00	9/01/2030	7,555
2,000	Dev. Bank	5.00	4/01/2028	2,187
				9,742

Missouri (0.7%)

2,570	Cape Girardeau County IDA	6.00	3/01/2033	2,905
1,780	Cape Girardeau County IDA	5.00	6/01/2025	1,939
2,555	Cape Girardeau County IDA	5.00	6/01/2027	2,775
500	Cape Girardeau County IDA	5.00	3/01/2032	549
750	Cape Girardeau County IDA	5.00	3/01/2036	812
1,000	Dev. Finance Board	5.00	6/01/2030	1,099
4,215	Dev. Finance Board	5.00	6/01/2031	4,629
2,350	Health & Educational Facilities Auth.	5.25	5/01/2033	2,498
2,310	Health & Educational Facilities Auth.	5.00	5/01/2030	2,449
1,555	Health & Educational Facilities Auth.	5.00	5/15/2032	1,637
4,565	Health & Educational Facilities Auth.	5.00	5/15/2036	4,734
1,380	St. Louis County IDA	5.00	9/01/2023	1,423
2,750	St. Louis County IDA	5.50	9/01/2033	2,863
2,075	Stoddard County IDA	6.00	3/01/2037	2,327
				32,639

Montana (0.2%)

8,500 City of Forsyth	3.90	3/01/2031	8,723

Nebraska (0.2%)

3,550	Central Plains Energy Project	5.00	9/01/2036	4,055
1,250	Douglas County Hospital Auth. No. 3	5.00	11/01/2028	1,400
1,600	Douglas County Hospital Auth. No. 3	5.00	11/01/2030	1,774
2,400	Public Power Generation Agency	5.00	1/01/2037	2,652
				9,881

Nevada (2.0%)

620	Carson City	5.00	9/01/2029	701
1,000	Carson City	5.00	9/01/2031	1,115
1,000	Carson City	5.00	9/01/2033	1,103
1,950	Carson City	5.00	9/01/2037	2,100
1,870	City of North Las Vegas (INS - Assured
	Guaranty Municipal Corp.)	4.00	6/01/2035	1,940

Portfolio of Investments | 14

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$7,345	City of North Las Vegas (INS - Assured
	Guaranty Municipal Corp.)	4.00%	6/01/2037 $	7,554
6,135	City of North Las Vegas (INS - Assured
	Guaranty Municipal Corp.)	4.00	6/01/2038	6,285
20,470	Clark County Department of Aviation	5.00	7/01/2032	22,771
10,845	Clark County Department of Aviation	5.00	7/01/2033	12,041
3,660	Clark County Department of Aviation	5.00	7/01/2026	4,301
2,220	Clark County Department of Aviation	5.00	7/01/2027	2,642
18,000	Humboldt County	5.15	12/01/2024	18,354
2,000	Las Vegas Convention & Visitors Auth.	4.00	7/01/2033	2,095
4,560	Las Vegas Convention & Visitors Auth.	4.00	7/01/2034	4,758
5,075	Las Vegas Convention & Visitors Auth.	4.00	7/01/2035	5,282
				93,042

New Hampshire (0.2%)

2,880	Health & Education Facilities Auth.	5.00	8/01/2034	3,269
2,700	Health & Education Facilities Auth.	5.00	8/01/2035	3,051
2,000	Health & Education Facilities Auth.	5.00	8/01/2036	2,246
1,500	Health & Education Facilities Auth.	5.00	8/01/2037	1,676
				10,242

New Jersey (7.0%)

630	Atlantic City (INS - Build America Mutual
	Assurance Co.)	5.00	3/01/2032	710
750	Atlantic City (INS - Build America Mutual
	Assurance Co.)	5.00	3/01/2037	829
1,660	Atlantic City (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2032	1,876
1,250	Atlantic City (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2037	1,389
400	Building Auth. (PRE)	4.00	6/15/2030	448
600	Building Auth.	4.00	6/15/2030	607
1,000	Casino Reinvestment Dev. Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	11/01/2029	1,089
1,000	Casino Reinvestment Dev. Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	11/01/2030	1,086
1,135	City of Bayonne (INS - Build America
	Mutual Assurance Co.)	5.00	7/01/2034	1,263
1,000	City of Bayonne (INS - Build America
	Mutual Assurance Co.)	5.00	7/01/2035	1,111
8,000	City of Union	2.50	3/21/2019	8,007
10,000	EDA (MUNIPSA + 1.60%)	3.31(c)	3/01/2028	9,871
10,000	EDA (INS - Assured Guaranty Municipal
	Corp.)	5.00	6/15/2025	11,164
9,000	EDA	5.25	6/15/2033	9,772
7,300	EDA (PRE)	5.25	9/01/2022	7,812
7,300	EDA (ETM)	5.25	9/01/2019	7,462
2,700	EDA	5.25	9/01/2022	2,849
2,700	EDA	5.25	9/01/2019	2,753
3,500	EDA	4.45	6/01/2023	3,612
5,125	EDA	5.00	6/15/2025	5,687
2,500	EDA	5.00	6/15/2026	2,663
18,410	EDA	5.00	3/01/2025	19,847
10,000	EDA (MUNIPSA + 1.55%)	3.26(c)	9/01/2027	9,855
1,500	EDA	3.13	7/01/2029	1,501
1,000	EDA	3.38	7/01/2030	993
16,455	EDA	5.00	6/15/2036	17,697
16,280	EDA	5.00	6/15/2037	17,453
5,740	Educational Facilities Auth.	5.50	9/01/2028	6,534
4,000	Educational Facilities Auth.	5.50	9/01/2029	4,533
3,000	Educational Facilities Auth.	5.50	9/01/2030	3,376
4,590	Educational Facilities Auth.	5.50	9/01/2031	5,146
8,075	Educational Facilities Auth.	5.50	9/01/2032	9,019

15 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,000	Educational Facilities Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00%	7/01/2034 $	3,433
3,350	Educational Facilities Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	7/01/2035	3,820
1,800	Educational Facilities Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	7/01/2036	1,852
500	Educational Facilities Auth.	4.00	7/01/2033	526
750	Educational Facilities Auth.	4.00	7/01/2034	786
1,250	Educational Facilities Auth.	4.00	7/01/2035	1,305
4,535	Essex County Improvement Auth. (INS -
	Assured Guaranty Municipal Corp.)	6.00	11/01/2025	4,827
1,500	Health Care Facilities Financing Auth. (INS
	- Assured Guaranty Municipal Corp.)	5.00	7/01/2030	1,689
2,000	Health Care Facilities Financing Auth. (INS
	- Assured Guaranty Municipal Corp.)	5.00	7/01/2027	2,284
2,000	Health Care Facilities Financing Auth.	5.00	10/01/2033	2,169
2,000	Health Care Facilities Financing Auth.	5.00	10/01/2034	2,158
2,620	Health Care Facilities Financing Auth.	5.00	10/01/2035	2,812
16,840	Morris County Improvement Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(a),(d)	2.11	10/01/2047	16,840
1,455	New Brunswick Parking Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2035	1,654
2,000	New Brunswick Parking Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2036	2,266
500	Newark Housing Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	12/01/2029	524
750	Newark Housing Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	12/01/2030	782
500	Newark Housing Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	12/01/2031	519
500	South Jersey Transportation Auth. LLC	5.00	11/01/2030	542
750	South Jersey Transportation Auth. LLC	5.00	11/01/2031	812
1,085	South Jersey Transportation Auth. LLC	5.00	11/01/2034	1,165
5,000	Tobacco Settlement Financing Corp.	5.00	6/01/2036	5,483
5,000	Transportation Trust Fund Auth. (INS -
	AMBAC Assurance Corp.)	5.25	12/15/2022	5,490
3,000	Transportation Trust Fund Auth.	5.00	6/15/2030	3,316
10,000	Transportation Trust Fund Auth. (MUNIPSA
	+ 1.20%) (Put Date 12/15/2021)(b)	2.91(c)	6/15/2034	10,091
2,000	Transportation Trust Fund Auth.	5.25	6/15/2033	2,172
3,000	Transportation Trust Fund Auth.	5.25	6/15/2034	3,257
20,000	Transportation Trust Fund Auth. (Zero
	Coupon)(e)	0.00	12/15/2025	15,512
3,000	Transportation Trust Fund Auth.	5.00	6/15/2031	3,301
10,000	Turnpike Auth.	5.00	1/01/2034	11,124
7,675	Turnpike Auth.	5.00	1/01/2034	8,668
4,725	Turnpike Auth.	5.00	1/01/2035	5,317
3,500	Turnpike Auth.	4.00	1/01/2035	3,670
7,000	Turnpike Auth. (PRE)	5.00	1/01/2021	7,000
13,000	Turnpike Auth. (PRE)	5.00	1/01/2021	13,000
				328,180

New Mexico (1.1%)

20,000	City of Farmington (Put Date 6/01/2020)(b)	5.20	6/01/2040	20,654
20,000	City of Farmington	4.70	5/01/2024	20,856
12,000	City of Farmington (Put Date 10/01/2021)(b)	1.88	4/01/2033	11,662
				53,172

New York (3.8%)

3,700	Chautauqua Tobacco Asset Securitization
	Corp.	5.00	6/01/2034	3,817
575	City of Newburgh	5.00	6/15/2023	627
5,415	City of Oyster Bay	4.00	2/15/2024	5,741

Portfolio of Investments | 16

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$9,750	City of Oyster Bay	4.00%	2/15/2025 $	10,403
3,000	City of Oyster Bay	4.00	2/15/2026	3,213
2,600	City of Yonkers (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2023	2,827
4,405	Dormitory Auth. (ETM)	5.30	2/15/2019	4,424
1,000	Dormitory Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2027	1,136
1,000	Dormitory Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2028	1,134
1,300	Dormitory Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2029	1,469
15	Dormitory Auth. (ETM)	5.00	5/01/2023	17
15	Dormitory Auth. (PRE)	5.00	5/01/2024	17
25	Dormitory Auth. (PRE)	5.00	5/01/2025	28
20	Dormitory Auth. (PRE)	5.00	5/01/2026	23
735	Dormitory Auth.	5.00	5/01/2023	802
735	Dormitory Auth.	5.00	5/01/2024	798
1,175	Dormitory Auth.	5.00	5/01/2025	1,270
980	Dormitory Auth.	5.00	5/01/2026	1,056
600	Dormitory Auth.(a)	5.00	12/01/2035	657
20,000	Dormitory Auth.	5.00	2/15/2032	22,637
2,000	Erie County IDA	5.00	5/01/2028	2,233
3,150	Hempstead Union Free School District	2.75	6/27/2019	3,157
2,500	Hudson Yards Infrastructure Corp.	5.00	2/15/2037	2,848
17,075	Long Island Power Auth. (PRE)	5.00	4/01/2023	17,215
5,000	Monroe County IDC (NBGA - Federal
	Housing Administration)	5.75	8/15/2030	5,409
10,000	MTA	5.00	11/15/2034	11,095
2,000	MTA	5.00	11/15/2035	2,212
2,000	MTA	5.00	11/15/2034	2,219
3,000	MTA	5.00	11/15/2035	3,319
18,340	MTA	4.00	11/15/2035	19,007
1,100	Nassau County	5.00	1/01/2035	1,228
1,150	Nassau County	5.00	1/01/2036	1,280
1,670	Niagara Falls City School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	6/15/2023	1,871
1,450	Niagara Falls City School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	6/15/2024	1,654
1,670	Niagara Falls City School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	6/15/2025	1,897
1,585	Rockland County	3.50	10/01/2021	1,616
1,190	Rockland County	3.63	10/01/2022	1,214
1,560	Rockland County	3.63	10/01/2023	1,588
1,665	Rockland County	3.63	10/01/2024	1,693
790	Saratoga County Capital Resource Corp.	5.00	12/01/2028	875
220	Suffolk County EDC (PRE)	5.00	7/01/2028	237
1,280	Suffolk County EDC	5.00	7/01/2028	1,362
3,500	Transitional Finance Auth. Building Aid	5.00	1/15/2022	3,504
25,000	Transitional Finance Auth. Future Tax
	Secured (PRE)	5.00	5/01/2026	25,274
1,350	Westchester County Local Dev. Corp.	5.00	1/01/2028	1,435
				177,538

North Carolina (0.6%)

7,400	Capital Facilities Finance Agency (Put Date
	3/01/2019)(b)	2.10	7/01/2034	7,401
5,000	Eastern Municipal Power Agency (PRE)	5.00	1/01/2026	5,000
1,500	Medical Care Commission	5.00	10/01/2025	1,619
4,805	Medical Care Commission (PRE)	6.38	7/01/2026	5,325
1,850	Medical Care Commission	5.00	10/01/2030	1,931

17 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,600	Turnpike Auth. (PRE) (INS - Assured
	Guaranty Corp.)	5.00%	1/01/2022 $	3,600
3,330 Turnpike Auth. (PRE) (INS - Assured
	Guaranty Corp.)	5.13	1/01/2024	3,330
				28,206

North Dakota (0.3%)

11,085	City of Grand Forks	5.00	12/01/2029	11,756
4,000	Ward County	5.00	6/01/2034	4,363
				16,119

Ohio (2.9%)

5,000	Allen County Hospital Facilities	4.00	8/01/2036	5,126
10,800	Allen County Hospital Facilities	4.00	8/01/2037	10,981
3,000	American Municipal Power, Inc. (PRE)	5.00	2/15/2021	3,104
2,760	American Municipal Power, Inc. (PRE)	5.00	2/15/2022	2,856
6,850	Buckeye Tobacco Settlement Financing
	Auth.	5.13	6/01/2024	6,398
2,250	City of Centerville	5.25	11/01/2037	2,347
140	City of Fairview Park (INS - National Public
	Finance Guarantee Corp.)	4.13	12/01/2020	140
2,000	Cleveland Airport System	5.00	1/01/2030	2,133
1,000	Cleveland Airport System	5.00	1/01/2031	1,065
7,430	Cuyahoga County	4.00	2/15/2029	7,481
4,000	Cuyahoga County	5.00	2/15/2037	4,255
2,805	Dayton City School District	5.00	11/01/2028	3,335
3,655	Dayton City School District	5.00	11/01/2029	4,379
3,160	Dayton City School District	5.00	11/01/2030	3,799
2,000	Dayton City School District	5.00	11/01/2031	2,414
1,350	Hamilton County	5.00	1/01/2031	1,418
1,400	Hamilton County	5.00	1/01/2036	1,447
4,365	Hamilton County Sales Tax (INS - AMBAC
	Assurance Corp.)(Zero Coupon)	0.00	12/01/2025	3,619
9,000	Hancock County (PRE)	6.50	12/01/2030	9,966
1,000	Higher Educational Facility Commission	5.00	5/01/2031	1,111
500	Higher Educational Facility Commission	5.00	5/01/2033	552
750	Southeastern Ohio Port Auth.	5.00	12/01/2035	786
750	Southeastern Ohio Port Auth.	5.50	12/01/2029	823
6,000	State	5.00	1/15/2035	6,616
3,070	State	5.00	1/15/2036	3,373
7,210	State	5.00	1/15/2034	7,969
7,335	State (Put Date 3/01/2019)(b)	2.10	11/01/2035	7,335
2,000	Turnpike & Infrastructure Commission	5.25	2/15/2029	2,225
1,500	Village of Bluffton	5.00	12/01/2031	1,707
1,500	Village of Bluffton	4.00	12/01/2032	1,548
1,600	Village of Bluffton	4.00	12/01/2033	1,646
1,795	Village of Bluffton	4.00	12/01/2034	1,838
30,000	Water Dev. Auth. (Put Date 6/03/2019)(b),(e)	4.00	12/01/2033	20,850
				134,642

Oklahoma (0.3%)

2,020	Comanche County Hospital Auth.	5.00	7/01/2021	2,075
4,100	Dev. Finance Auth.	5.00	8/15/2033	4,538
5,900	Muskogee Industrial Trust (Put Date
	1/07/2019)(d)	1.78	1/01/2025	5,900
940	Tulsa County Industrial Auth.	5.00	11/15/2028	1,023
1,780	Tulsa County Industrial Auth.	5.00	11/15/2030	1,921
				15,457

Oregon (0.0%)

500	Clackamas County Hospital Facility Auth.	5.00	11/15/2032	547
500	Clackamas County Hospital Facility Auth.	5.00	11/15/2037	538
				1,085

Portfolio of Investments | 18

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Pennsylvania (6.8%)

$1,410	Allegheny County Higher Education
	Building Auth. (PRE)	5.13%	3/01/2025 $	1,506
7,315	Allegheny County Hospital Dev. Auth.	5.00	4/01/2035	8,169
8,000	Allegheny County Hospital Dev. Auth.	5.00	4/01/2036	8,880
630	Allegheny County IDA	5.00	9/01/2021	631
1,220	Allegheny County IDA	5.10	9/01/2026	1,222
1,500	Allegheny County Sanitary Auth. (INS -
	Assured Guaranty Municipal Corp.)	4.00	12/01/2033	1,572
1,475	Allegheny County Sanitary Auth. (INS -
	Assured Guaranty Municipal Corp.)	4.00	12/01/2034	1,539
2,890	Beaver County (INS - Build America Mutual
	Assurance Co.)	4.00	4/15/2028	3,157
2,500	Beaver County (INS - Build America Mutual
	Assurance Co.)	4.00	4/15/2029	2,718
5,000	Beaver County (INS - Build America Mutual
	Assurance Co.)	4.00	4/15/2030	5,398
1,300	Berks County IDA	4.00	11/01/2033	1,343
2,000	Berks County IDA	5.00	11/01/2034	2,241
3,000	Berks County IDA	5.00	11/01/2035	3,346
11,000	Berks County Municipal Auth. (MUNIPSA +
	1.50%) (Put Date 7/01/2022)(b)	3.21(c)	11/01/2039	11,168
3,000	Bethlehem Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	11/15/2030	3,275
1,250	Bucks County IDA	5.00	10/01/2037	1,345
325	Bucks County IDA	5.00	10/01/2030	356
450	Bucks County IDA	5.00	10/01/2031	491
790	Bucks County IDA	5.00	10/01/2032	861
1,885	Butler County Hospital Auth.	5.00	7/01/2035	2,066
1,000	Chester County IDA	5.00	10/01/2034	1,054
2,750	Chester County IDA	5.13	10/15/2037	2,786
5,000	Commonwealth Financing Auth.	5.00	6/01/2034	5,481
1,250	Commonwealth Financing Auth.	5.00	6/01/2033	1,414
2,000	Commonwealth Financing Auth.	5.00	6/01/2034	2,252
6,500	Cumberland County Municipal Auth.	4.00	12/01/2026	6,578
2,000	Dauphin County General Auth.	4.00	6/01/2030	2,095
1,000	Dauphin County General Auth.	4.00	6/01/2031	1,044
1,000	Delaware County Auth.	5.00	10/01/2025	1,049
3,000	Delaware River Joint Toll Bridge
	Commission	5.00	7/01/2034	3,459
2,720	Delaware River Port Auth.	5.00	1/01/2025	2,978
13,000	Economic Dev. Finance Auth.	4.00	10/01/2023	13,448
1,625	Higher Educational Facilities Auth. (PRE)	5.00	7/01/2032	1,788
1,730	Higher Educational Facilities Auth.	5.25	7/15/2025	1,893
2,020	Higher Educational Facilities Auth.	5.25	7/15/2026	2,201
2,125	Higher Educational Facilities Auth.	5.25	7/15/2027	2,308
2,245	Higher Educational Facilities Auth.	5.25	7/15/2028	2,430
1,965	Higher Educational Facilities Auth.	5.25	7/15/2033	2,101
2,415	Higher Educational Facilities Auth.	5.00	7/15/2030	2,574
5,000	Luzerne County (INS - Assured Guaranty
	Municipal Corp.)	5.00	11/15/2029	5,656
1,750	Montgomery County Higher Education &
	Health Auth.	5.00	9/01/2034	1,993
1,850	Montgomery County Higher Education &
	Health Auth.	5.00	9/01/2035	2,097
1,750	Montgomery County Higher Education &
	Health Auth.	5.00	9/01/2037	1,962
1,200	Montgomery County IDA	5.00	11/15/2023	1,289
2,750	Montgomery County IDA	5.00	11/15/2024	2,944
1,000	Montour School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	4/01/2033	1,118
1,500	Montour School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	4/01/2034	1,671

19 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,500	Montour School District (INS - Assured
	Guaranty Municipal Corp.)	5.00%	4/01/2035 $	1,667
4,645	Northampton County General Purpose
	Auth. (70% of 1 mo. LIBOR + 1.04%)
	(Put Date 8/15/2024)(b)	2.68(c)	8/15/2048	4,648
1,525	Northeastern Pennsylvania Hospital &
	Education Auth.	5.00	3/01/2037	1,617
750	Philadelphia Auth. for Industrial Dev.	5.00	5/01/2035	843
1,500	Philadelphia Auth. for Industrial Dev.	5.00	5/01/2036	1,679
1,000	Philadelphia Auth. for Industrial Dev.	5.00	5/01/2038	1,112
9,895	Philadelphia School District	5.00	9/01/2031	11,103
5,000	Philadelphia School District	5.00	9/01/2032	5,600
4,000	Philadelphia School District	5.00	9/01/2033	4,466
5,100	Philadelphia School District	5.00	9/01/2034	5,672
1,000	Philadelphia School District	5.00	9/01/2034	1,126
1,000	Philadelphia School District	5.00	9/01/2035	1,121
1,000	Philadelphia School District	5.00	9/01/2036	1,115
1,000	Philadelphia School District	5.00	9/01/2037	1,110
2,000	Reading School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	3/01/2036	2,258
1,500	Reading School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	3/01/2037	1,687
1,000	Scranton School District (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2032	1,127
1,600	Scranton School District (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2033	1,797
750	Scranton School District (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2035	836
1,350	State	5.00	7/01/2034	1,523
750	State	5.00	7/01/2035	844
800	State	5.00	7/01/2037	892
1,250	State Public School Building Auth.	5.00	4/01/2023	1,346
10,000	State Public School Building Auth.	5.00	6/01/2029	11,331
6,100	State Public School Building Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	6/01/2031	6,871
15,380	State Public School Building Auth. (INS -
	Assured Guaranty Municipal Corp.)	4.00	12/01/2031	16,091
1,500	Turnpike Commission	5.00	12/01/2032	1,644
4,345	Turnpike Commission	5.00	12/01/2033	4,748
7,145	Turnpike Commission	5.00	12/01/2033	7,867
6,250	Turnpike Commission	5.00	12/01/2034	6,857
5,700	Turnpike Commission	5.00	12/01/2035	6,235
3,500	Turnpike Commission	5.00	12/01/2032	3,867
2,000	Turnpike Commission	5.00	12/01/2034	2,229
2,000	Turnpike Commission	5.00	12/01/2035	2,223
10,655	Turnpike Commission	5.00	6/01/2035	11,656
8,255	Turnpike Commission	5.00	6/01/2036	8,977
3,000	Turnpike Commission	5.00	12/01/2034	3,291
3,320	Turnpike Commission	5.00	12/01/2035	3,632
3,690	Turnpike Commission	5.00	12/01/2036	4,013
20,000	Turnpike Commission	4.00	6/01/2034	20,385
				316,053

Puerto Rico (0.1%)

2,600 Industrial, Tourist, Educational, Medical &
Environmental Control Facilities
Financing Auth.	5.00	4/01/2027	2,528

Rhode Island (0.3%)

2,000	Health & Educational Building Corp. (PRE)	6.00	9/01/2033	2,354
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2028	2,165
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2029	2,153
2,500	Tobacco Settlement Financing Corp.	5.00	6/01/2030	2,677

Portfolio of Investments | 20

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,350	Turnpike & Bridge Auth.	5.00%	10/01/2033 $	1,525
4,345 Turnpike & Bridge Auth.		5.00	10/01/2035	4,880
				15,754

South Carolina (1.3%)

1,000	Lexington County Health Services District,
	Inc.	4.00	11/01/2031	1,040
1,000	Lexington County Health Services District,
	Inc.	4.00	11/01/2032	1,038
20,000	Patriots Energy Group Financing Agency
	(67% of 1 mo. LIBOR + 0.86%) (Put Date
	2/01/2024)(b)	2.43(c)	10/01/2048	19,953
7,200	Piedmont Municipal Power Agency (INS -
	Assured Guaranty Corp.)	5.00	1/01/2028	7,656
2,700	Piedmont Municipal Power Agency (INS -
	Assured Guaranty Corp.)	5.00	1/01/2028	2,871
9,835	Public Service Auth.	5.00	12/01/2034	10,730
8,500	Public Service Auth.	5.00	12/01/2036	9,216
7,000	Public Service Auth.	5.00	12/01/2035	7,618
				60,122

South Dakota (0.0%)

1,700 Health & Educational Facilities Auth.	5.00	11/01/2024	1,741

Tennessee (0.3%)

3,500	Greeneville Health & Educational Facilities
	Board	5.00	7/01/2037	3,915
2,710	Greeneville Health & Educational Facilities
	Board	5.00	7/01/2035	3,064
3,000	Greeneville Health & Educational Facilities
	Board	5.00	7/01/2036	3,371
5,000	Metropolitan Gov't Nashville & Davidson
	County Health & Educational Facilities Bd	5.00	7/01/2035	5,508
				15,858

Texas (10.8%)

1,105	Austin Convention Enterprises, Inc.	5.00	1/01/2034	1,210
550	Austin Convention Enterprises, Inc.	5.00	1/01/2034	590
2,740	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.00	12/01/2025	2,940
2,990	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.00	12/01/2027	3,163
1,640	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.00	12/01/2028	1,727
1,600	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.00	12/01/2029	1,679
1,700	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.00	12/01/2030	1,777
5,150	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.25	12/01/2035	5,497
4,240	Boerne School District (NBGA - Texas
	Permanent School Fund)(Zero Coupon)	0.00	2/01/2026	3,322
2,500	Central Texas Regional Mobility Auth.
	(PRE)	5.75	1/01/2025	2,597
885	Central Texas Regional Mobility Auth. (Zero
	Coupon)	0.00	1/01/2022	822
7,000	Central Texas Regional Mobility Auth. (Zero
	Coupon)	0.00	1/01/2024	6,086
2,535	Central Texas Regional Mobility Auth. (Zero
	Coupon)	0.00	1/01/2026	2,044
500	Central Texas Regional Mobility Auth.	5.00	1/01/2023	546
3,500	Central Texas Regional Mobility Auth.	5.00	1/01/2033	3,767
700	Central Texas Regional Mobility Auth.	5.00	1/01/2021	735

21 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$500	Central Texas Regional Mobility Auth.	5.00%	1/01/2022 $	536
1,250	Central Texas Regional Mobility Auth.	5.00	1/01/2034	1,371
1,100	Central Texas Regional Mobility Auth.	5.00	1/01/2035	1,204
8,500	Central Texas Turnpike System	5.00	8/15/2034	9,172
10,000	Central Texas Turnpike System	5.00	8/15/2033	10,822
1,500	City of Arlington (INS - Build America
	Mutual Assurance Co.)	5.00	2/15/2034	1,723
1,500	City of Arlington (INS - Build America
	Mutual Assurance Co.)	5.00	2/15/2035	1,715
3,100	City of Arlington (INS - Build America
	Mutual Assurance Co.)	5.00	2/15/2036	3,522
3,305	City of Arlington (INS - Build America
	Mutual Assurance Co.)	5.00	2/15/2037	3,736
4,380	City of Arlington (INS - Build America
	Mutual Assurance Co.)	5.00	2/15/2038	4,925
1,800	City of Corpus Christi Utility System	4.00	7/15/2032	1,911
1,100	City of Corpus Christi Utility System	4.00	7/15/2033	1,164
1,050	City of Corpus Christi Utility System	4.00	7/15/2034	1,105
1,000	City of Corpus Christi Utility System	4.00	7/15/2035	1,048
2,300	City of Houston	5.00	9/01/2029	2,569
1,000	City of Houston	5.00	9/01/2030	1,114
5,615	City of Houston	5.00	9/01/2032	6,226
5,345	City of Houston	5.00	9/01/2033	5,912
2,150	City of Houston	5.00	9/01/2034	2,371
1,575	City of Houston	5.00	9/01/2035	1,734
1,300	Clifton Higher Education Finance Corp.
	(NBGA - Texas Permanent School Fund)	4.00	8/15/2032	1,378
2,000	Dallas/Fort Worth International Airport	5.25	11/01/2028	2,248
7,500	Dallas/Fort Worth International Airport	5.25	11/01/2029	8,403
1,000	Decatur Hospital Auth.	5.25	9/01/2029	1,098
1,000	Decatur Hospital Auth.	5.00	9/01/2034	1,070
1,215	Downtown Redev. Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2029	1,390
1,380	Downtown Redev. Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2030	1,573
2,000	Downtown Redev. Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2031	2,272
1,500	Downtown Redev. Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2032	1,700
2,680	Downtown Redev. Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2033	3,027
1,400	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2028	1,474
4,710	Harris County Cultural Education Facilities
	Finance Corp.	5.00	12/01/2027	5,161
40,000	Harris County IDC (PRE)	5.00	2/01/2023	41,147

750Harris County Municipal Utility District No. 165 (INS - Build America Mutual

	Assurance Co.)	5.00	3/01/2030	845
2,030	Harris County Municipal Utility District No.
	165 (INS - Build America Mutual
	Assurance Co.)	5.00	3/01/2031	2,279
2,500	Harris County Municipal Utility District No.
	165 (INS - Build America Mutual
	Assurance Co.)	5.00	3/01/2032	2,799
3,850	Houston Higher Education Finance Corp.	5.25	9/01/2031	4,222
4,075	Houston Higher Education Finance Corp.	5.25	9/01/2032	4,469
4,000	Karnes County Hospital District	5.00	2/01/2029	4,273
4,000	Karnes County Hospital District	5.00	2/01/2034	4,208
740	Laredo Waterworks & Sewer System	4.00	3/01/2032	778
1,000	Laredo Waterworks & Sewer System	4.00	3/01/2033	1,048
1,000	Laredo Waterworks & Sewer System	4.00	3/01/2034	1,043
1,500	Laredo Waterworks & Sewer System	4.00	3/01/2036	1,553
3,100	Mesquite Health Facility Dev. Corp.	5.00	2/15/2026	3,236
1,075	Mesquite Health Facility Dev. Corp.	5.00	2/15/2035	1,079

Portfolio of Investments | 22

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,155	New Braunfels ISD (NBGA - Texas
	Permanent School Fund)(Zero Coupon)	0.00%	2/01/2023 $	1,920
7,500	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2030	6,797
9,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2035	8,166
1,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	11/01/2031	1,075
1,475	New Hope Cultural Education Facilities
	Finance Corp.	4.00	11/01/2036	1,424
1,635	Newark Higher Education Finance Corp.	4.00	4/01/2032	1,693
2,000	Newark Higher Education Finance Corp.	4.00	4/01/2033	2,062
4,470	Newark Higher Education Finance Corp.	4.00	4/01/2034	4,592
1,650	Newark Higher Education Finance Corp.	4.00	4/01/2035	1,687
2,150	Newark Higher Education Finance Corp.	4.00	4/01/2036	2,188
7,000	North East Texas Regional Mobility Auth.	5.00	1/01/2036	7,525
5,485	North East Texas Regional Mobility Auth.	5.00	1/01/2036	5,862
20,000	North Texas Tollway Auth. (INS - Assured
	Guaranty Corp.)(Zero Coupon)	0.00	1/01/2029	14,735
1,500	North Texas Tollway Auth.	5.00	1/01/2031	1,657
8,000	North Texas Tollway Auth.	5.00	1/01/2032	8,918
7,500	North Texas Tollway Auth.	5.00	1/01/2034	8,348
1,515	North Texas Tollway Auth.	5.00	1/01/2034	1,708
12,195	North Texas Tollway Auth. (PRE)	6.00	1/01/2025	12,195
2,805	North Texas Tollway Auth.	6.00	1/01/2025	2,814
2,000	North Texas Tollway Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	1/01/2035	2,073
1,695	North Texas Tollway Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	1/01/2036	1,750
2,230	Permanent University Fund - University of
	Texas System	5.00	7/01/2032	2,545
3,250	Permanent University Fund - University of
	Texas System	5.00	7/01/2033	3,701
2,500	Permanent University Fund - University of
	Texas System	5.00	7/01/2034	2,840
18,175	Port of Port Arthur Navigation District (Put
	Date 1/02/2019)(d)	2.05	4/01/2040	18,175
20,370	Port of Port Arthur Navigation District (Put
	Date 1/02/2019)(d)	2.05	4/01/2040	20,370
16,850	Port of Port Arthur Navigation District (Put
	Date 1/02/2019)(d)	2.05	4/01/2040	16,850
32,220	Port of Port Arthur Navigation District (Put
	Date 1/07/2019)(d)	2.10	11/01/2040	32,220
14,935	San Antonio Housing Trust Finance Corp.
	(NBGA - Federal Home Loan Mortgage
	Corp.) (Put Date 10/01/2028)(b)	3.50	4/01/2043	14,644
5,000	Tarrant County Cultural Education Facilities
	Finance Corp.	6.63	11/15/2037	5,482
2,000	Tarrant County Cultural Education Facilities
	Finance Corp.	3.88	11/15/2022	1,978
2,145	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2030	2,383
2,250	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2031	2,491
2,365	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2032	2,611
2,175	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2037	2,351
18,225	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	7/01/2037	20,383
19,115	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	7/01/2038	21,277
7,235	Transportation Commission State Highway
	Fund	5.00	10/01/2026	8,625

23 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$6,960	Trophy Club Public Improvement District
	No. 1 (INS - Assured Guaranty Municipal
	Corp.)	5.00%	6/01/2033 $	7,758
10,000	Tyler Health Facilities Dev. Corp. (PRE)	5.50	7/01/2027	10,832
				502,860

U. S. Virgin Islands (0.2%)

6,500 Public Finance Auth.(a)	5.00	9/01/2030	6,923

Utah (0.1%)

4,767	Jordanelle Special Service District(a),(e)	12.00	8/01/2030	4,052
2,610	Jordanelle Special Service District(a),(e)	12.00	8/01/2030	2,218
				6,270

Vermont (0.3%)

9,000	EDA	5.00	12/15/2020	9,433
2,500	Educational & Health Buildings Financing
	Agency	5.00	12/01/2036	2,814
				12,247

Virginia (1.0%)

1,440	College Building Auth.	5.00	6/01/2021	1,440
11,280	College Building Auth.(e)	5.00	6/01/2026	11,245
10,000	College Building Auth.	4.00	2/01/2034	10,639
3,000	College Building Auth.	4.00	2/01/2036	3,161
2,150	Fairfax County EDA	5.00	10/01/2036	2,284
10,000	Roanoke EDA	5.00	7/01/2025	10,468
750	Stafford County EDA	5.00	6/15/2033	835
2,620	Stafford County EDA	5.00	6/15/2034	2,907
1,930	Stafford County EDA	5.00	6/15/2035	2,136
				45,115

Washington (0.4%)

3,090	Health Care Facilities Auth.	5.00	8/15/2033	3,406
3,470	Health Care Facilities Auth.	5.00	8/15/2034	3,800
2,355	Health Care Facilities Auth.	5.00	7/01/2035	2,645
2,250	Health Care Facilities Auth.	5.00	7/01/2036	2,510
3,125	Health Care Facilities Auth.	4.00	7/01/2037	3,139
5,000	Tobacco Settlement Auth.	5.25	6/01/2031	5,166
				20,666

West Virginia (0.3%)

1,850	Hospital Finance Auth.	5.00	6/01/2033	2,069
2,970	Hospital Finance Auth.	5.00	6/01/2034	3,301
2,405	Hospital Finance Auth.	5.00	6/01/2035	2,660
2,360	Hospital Finance Auth.	5.00	1/01/2034	2,657
2,920	Hospital Finance Auth.	5.00	1/01/2035	3,271
				13,958

Wisconsin (0.7%)

2,000	Health & Educational Facilities Auth. (PRE)	5.00	7/15/2028	2,155
1,500	Health & Educational Facilities Auth. (PRE)	5.00	8/15/2026	1,657
1,935	Health & Educational Facilities Auth. (PRE)	5.00	8/15/2029	2,138
5,000	Health & Educational Facilities Auth. (PRE)	5.13	4/15/2031	5,645
1,000	Health & Educational Facilities Auth.	5.00	8/15/2034	1,097
9,830	Health & Educational Facilities Auth.	4.00	11/15/2036	10,185
1,000	Public Finance Auth.(a)	5.25	5/15/2037	1,046
1,500	Public Finance Auth.	4.05	11/01/2030	1,496

Portfolio of Investments | 24

Principal					Market
Amount			Coupon	Final	Value
(000)	Security		Rate	Maturity	(000)

$1,250	Public Finance Auth.(a)		3.95%	11/15/2024 $	1,256
3,250	Public Finance Auth.		5.25	10/01/2038	3,491
					30,166
	Total Municipal Obligations (cost: $4,550,628)				4,626,165
	Total Investments(cost:$4,550,628)				$4,626,165
($ in 000s)		VALUATION HIERARCHY

Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations		$—	$4,626,165	$—	$4,626,165
Total		$—	$4,626,165	$—	$4,626,165

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications. At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

25 | USAA Tax Exempt Intermediate-Term Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Tax Exempt Intermediate-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

Notes to Portfolio of Investments | 26

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

27 | USAA Tax Exempt Intermediate-Term Fund

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,669,140,000 at December 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Upcoming Accounting Pronouncement– In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

G.Recently Adopted Accounting Standard – On August 2018, the FASB issued ASU

2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
ISD	Independent School District
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority

Notes to Portfolio of Investments | 28

MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PRE	Pre-refunded to a date prior to maturity
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(c)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2018.

(d)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

29 | USAA Tax Exempt Intermediate-Term Fund

(f)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(g)Up to 6.05% of the coupon may be PIK.

(h)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

Notes to Portfolio of Investments | 30

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TAX EXEMPT LONG-TERM FUND

DECEMBER 31, 2018

(Form N-Q)

48460-0219	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Long-Term Fund

December 31, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (98.9%)

Alabama (1.5%)

$4,245	Chatom IDB (INS - Assured Guaranty
	Municipal Corp.)	5.00%	8/01/2037 $	4,401
7,000	Docks Department (PRE)	6.00	10/01/2035	7,505
4,500	Homewood Educational Building Auth.	5.00	12/01/2047	4,930
11,500	Lower Alabama Gas District	5.00	9/01/2046	13,140
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,874
2,000	Selma IDB	5.80	5/01/2034	2,086
				33,936

Arizona (2.9%)

5,000	Apache County IDA	4.50	3/01/2030	5,230
5,000	City of Goodyear	5.63	7/01/2039	5,261
1,000	City of Phoenix Civic Improvement Corp.
	(INS - National Public Finance Guarantee
	Corp.)	5.50	7/01/2029	1,245
1,500	City of Phoenix Civic Improvement Corp.
	(INS - National Public Finance Guarantee
	Corp.)	5.50	7/01/2030	1,876
6,000	Health Facilities Auth.	5.00	2/01/2042	6,334
5,000	Health Facilities Auth. (MUNIPSA + 1.85%)
	(Put Date 2/01/2023)(a)	3.56(b)	2/01/2048	5,214
1,725	IDA	5.00	7/01/2052	1,875
1,600	Maricopa County IDA	5.00	7/01/2047	1,637
7,000	Maricopa County Pollution Control Corp.	5.00	6/01/2035	7,197
6,000	Phoenix IDA(c)	5.00	7/01/2044	6,171
1,200	Phoenix IDA	5.00	7/01/2041	1,242
1,250	Phoenix IDA	5.00	7/01/2042	1,338
3,000	Pima County IDA	5.25	10/01/2040	3,134
2,685	Pima County IDA	4.50	6/01/2030	2,818
3,000	Pima County IDA	4.00	9/01/2029	3,099
2,000	Pima County IDA(c)	5.00	6/15/2052	1,974
10,000	Pinal County Electrical District No. 3	4.00	7/01/2041	10,274
				65,919

Arkansas (0.2%)

1,000	Dev. Finance Auth. (INS - AMBAC
	Assurance Corp.) (Zero Coupon)	0.00	7/01/2028	743
1,165	Dev. Finance Auth. (INS - AMBAC
	Assurance Corp.) (Zero Coupon)	0.00	7/01/2029	832
1,150	Dev. Finance Auth. (INS - AMBAC
	Assurance Corp.) (Zero Coupon)	0.00	7/01/2030	787
2,500	Dev. Finance Auth. (INS - AMBAC
	Assurance Corp.) (Zero Coupon)	0.00	7/01/2036	1,254
				3,616

California (9.4%)

1,000	Cerritos CCD (Zero Coupon)	0.00	8/01/2031	669
2,500	Cerritos CCD (Zero Coupon)	0.00	8/01/2032	1,601

1| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,175	Cerritos CCD (Zero Coupon)	0.00%	8/01/2033 $	1,332
1,000	Cerritos CCD (Zero Coupon)	0.00	8/01/2034	584
1,500	Cerritos CCD (Zero Coupon)	0.00	8/01/2035	837
2,200	Cerritos CCD (Zero Coupon)	0.00	8/01/2036	1,169
8,500	Coachella Valley Unified School District
	(INS - Assured Guaranty Municipal Corp.)
	(Zero Coupon)	0.00	8/01/2041	3,453
6,700	Corona-Norco Unified School District (PRE)
	(INS - Assured Guaranty Municipal Corp.)	5.50	8/01/2039	6,855
3,000	El Camino CCD (Zero Coupon)	0.00	8/01/2034	1,785
3,000	El Camino CCD (Zero Coupon)	0.00	8/01/2038	1,441
20,200	El Centro Financing Auth. (LIQ - Deutsche
	Bank A.G.) (LOC - Deutsche Bank A.G.)
	(Put Date 1/07/2019)(c),(d)	2.06	7/01/2058	20,200
10,000	El Monte Union HSD (INS - Assured
	Guaranty Municipal Corp.) (Zero Coupon)	0.00	6/01/2042	3,847
2,500	Escondido Union HSD (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/01/2037	2,589
2,000	Golden State Tobacco Securitization Corp.	5.00	6/01/2030	2,208
1,000	Health Facilities Financing Auth.	5.00	11/15/2056	1,105
1,580	Indio Redev. Agency	5.25	8/15/2035	1,584
2,000	Infrastructure & Economic Dev. Bank (LOC -
	MUFG Union Bank N.A.) (Put Date
	1/02/2019)(d)	2.08	11/01/2026	2,000
17,025	Inland Empire Tobacco Securitization
	Auth.(e)	5.75	6/01/2026	17,627
2,000	Jurupa Public Financing Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	9/01/2033	2,089
1,200	Los Alamitos Unified School District, 5.95%,
	8/01/2034	0.00(f)	8/01/2034	1,139
4,500	Los Alamitos Unified School District, 6.05%,
	8/01/2042	0.00(f)	8/01/2042	4,138
3,000	Monterey Peninsula Unified School District
	(PRE) (INS - Assured Guaranty Municipal
	Corp.)	5.50	8/01/2034	3,296
1,860	Paramount Unified School District (Zero
	Coupon)	0.00	8/01/2034	1,052
2,000	Paramount Unified School District (Zero
	Coupon)	0.00	8/01/2035	1,075
2,750	Paramount Unified School District (Zero
	Coupon)	0.00	8/01/2037	1,339
2,750	Paramount Unified School District (Zero
	Coupon)	0.00	8/01/2036	1,407
5,920	Pollution Control Financing Auth.	5.00	11/21/2045	5,988
18,000	Pollution Control Financing Auth. (LOC -
	Mizuho Corporate Bank Ltd.) (Put Date
	1/02/2019)(d)	2.15	11/01/2026	18,000
4,940	Pollution Control Financing Auth.(c)	5.00	7/01/2037	4,972
1,110	Public Works Board (PRE)	5.00	10/01/2031	1,212
2,000	Public Works Board (PRE)	5.00	10/01/2030	2,183
2,000	Public Works Board	5.00	12/01/2031	2,170
2,500	Public Works Board	5.00	12/01/2029	2,717
2,950	Public Works Board	5.00	6/01/2031	3,259
3,500	Public Works Board	5.00	10/01/2039	3,896
2,000	Sacramento City Schools Joint Powers
	Financing Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	3/01/2040	2,203
2,560	Sacramento City Schools Joint Powers
	Financing Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	3/01/2036	2,830
2,500	San Diego Public Facilities Financing Auth.	5.00	10/15/2044	2,823
3,000	San Marcos Schools Financing Auth. (PRE)
	(INS - Assured Guaranty Municipal Corp.)	5.00	8/15/2040	3,162

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$13,605	San Ysidro School District (INS - Assured
	Guaranty Municipal Corp.) (Zero Coupon)	0.00%	8/01/2036 $	6,852
14,285	San Ysidro School District (INS - Assured
	Guaranty Municipal Corp.) (Zero Coupon)	0.00	8/01/2037	6,807
15,000	Santa Ana Unified School District (INS -
	Assured Guaranty Municipal Corp.) (Zero
	Coupon)	0.00	4/01/2029	10,425
5,000	Southern California Public Power Auth.	5.00	7/01/2040	5,202
5,000	State	5.75	4/01/2031	5,047
6,750	State	5.00	2/01/2038	7,351
8,000	State	5.25	4/01/2035	8,715
5,000	State	5.00	10/01/2047	5,609
8,885	Stockton Unified School District (INS -
	Assured Guaranty Municipal Corp.) (Zero
	Coupon)	0.00	8/01/2034	5,042
2,500	Victor Elementary School District (PRE)
	(INS - Assured Guaranty Municipal Corp.)	5.13	8/01/2034	2,552
5,180	Washington Township Health Care Dist.	5.25	7/01/2030	5,396
5,000	Washington Township Health Care Dist.	5.50	7/01/2038	5,206
				216,040

Colorado (1.8%)

10,000	E-470 Public Highway Auth. (INS - National
	Public Finance Guarantee Corp.) (Zero
	Coupon)	0.00	9/01/2035	4,748
2,000	E-470 Public Highway Auth.	5.38	9/01/2026	2,095
2,500	Educational & Cultural Facilities Auth.	5.25	4/01/2043	2,627
750	Educational & Cultural Facilities Auth.	5.00	4/01/2053	816
2,500	Educational & Cultural Facilities Auth.	4.00	12/01/2048	2,500
6,000	Health Facilities Auth.	5.00	6/01/2045	6,340
5,000	Health Facilities Auth.	5.00	12/01/2042	5,198
1,250	Health Facilities Auth.	5.00	6/01/2047	1,337
1,000	Park Creek Metropolitan District	5.00	12/01/2045	1,080
2,500	Park Creek Metropolitan District	5.00	12/01/2046	2,698
2,000	Park Creek Metropolitan District	5.00	12/01/2051	2,152
4,000	Rampart Range Metropolitan District No. 1
	(INS - Assured Guaranty Municipal Corp.)	5.00	12/01/2047	4,459
5,000	Regional Transportation District	5.00	6/01/2044	5,429
1,000	Southlands Metropolitan District No. 1	5.00	12/01/2047	1,043
				42,522

Connecticut (0.4%)

2,000	Health & Educational Facilities Auth. (PRE)	5.00	7/01/2035	2,095
57,790	Mashantucket (Western) Pequot Tribe(e),(g)	6.05(h)	7/01/2031	1,979
5,500	State	5.00	4/15/2038	6,012
				10,086

Delaware (0.2%)

4,000 EDA5.40 2/01/20314,177

District Of Columbia (1.4%)

1,500	District of Columbia	5.00	7/01/2042	1,607
1,305	District of Columbia	5.00	7/01/2036	1,404
1,700	District of Columbia (PRE)	6.00	7/01/2043	1,991
1,450	District of Columbia (PRE)	6.00	7/01/2048	1,698
5,000	Metropolitan Washington Airports Auth.	5.00	10/01/2039	5,209
10,000	Metropolitan Washington Airports Auth.
	Dulles Toll Road Revenue	5.00	10/01/2053	10,332
10,000	Washington Convention & Sports Auth.	5.00	10/01/2040	10,413
				32,654

3| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Florida (9.1%)

$22,000	Avenir Community Dev. Dist. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(c),(d)	2.06%	5/01/2049 $	22,000
2,000	Brevard County Health Facilities Auth.
	(PRE)	7.00	4/01/2039	2,026
350	Broward County School Board (PRE) (INS -
	Assured Guaranty Corp.)	5.25	7/01/2027	356
7,000	City of Atlantic Beach	5.63	11/15/2043	7,572
2,000	City of Atlantic Beach	5.00	11/15/2048	2,102
2,000	City of Clearwater (PRE)	5.25	12/01/2039	2,063
3,950	City of Gainesville	5.25	10/01/2034	4,166
2,270	City of Jacksonville	5.00	10/01/2029	2,482
500	City of Lakeland	5.00	9/01/2037	527
1,000	City of Lakeland	5.00	9/01/2042	1,047
13,125	City of Miami (INS - Assured Guaranty
	Municipal Corp.)	5.25	7/01/2035	13,716
4,000	City of Miami (INS - Assured Guaranty
	Municipal Corp.)	5.25	7/01/2039	4,178
2,000	City of Miami Beach	5.00	9/01/2040	2,085
1,500	City of Miami Beach (INS - Assured
	Guaranty Corp.)	5.00	10/01/2034	1,531
5,675	Department of Children & Families	5.00	10/01/2025	5,690
1,500	Escambia County	6.25	11/01/2033	1,547
400	Escambia County (Put Date 1/02/2019)(d)	1.79	4/01/2039	400
1,000	Escambia County Housing Finance Auth.
	(PRE) (INS - Assured Guaranty Municipal
	Corp.)	5.75	6/01/2031	1,016
3,000	Halifax Hospital Medical Center	5.00	6/01/2046	3,179
600	Higher Educational Facilities Financial Auth.	5.00	4/01/2032	645
1,500	Higher Educational Facilities Financial Auth.	5.25	4/01/2042	1,623
4,000	Lee County IDA	5.75	10/01/2042	4,210
5,000	Lee County IDA	5.50	10/01/2047	5,287
525	Miami-Dade County Aviation (PRE)	5.00	10/01/2029	554
6,350	Miami-Dade County Aviation	5.00	10/01/2029	6,630
18,330	Miami-Dade County Aviation (PRE)	5.38	10/01/2035	19,456
4,875	Miami-Dade County Aviation	5.38	10/01/2035	5,124
5,000	Miami-Dade County Expressway Auth.	5.00	7/01/2040	5,196
5,000	Miami-Dade County Expressway Auth.	5.00	7/01/2039	5,471
2,000	Miami-Dade County Health Facilities Auth.	4.00	8/01/2047	2,020
1,750	Miami-Dade County Rickenbacker
	Causeway	5.00	10/01/2043	1,903
5,000	Miami-Dade County School Board (PRE)
	(INS - Assured Guaranty Corp.)	5.25	2/01/2027	5,014
3,950	Miami-Dade County Water & Sewer System
	(PRE)	5.00	10/01/2034	4,167
2,500	Municipal Loan Council (INS - Assured
	Guaranty Municipal Corp.)	5.25	10/01/2033	2,692
1,500	Orange County Health Facilities Auth.	4.00	10/01/2045	1,503
10,000	Orange County School Board (PRE) (INS -
	Assured Guaranty Corp.)	5.50	8/01/2034	10,219
2,000	Orlando-Orange County Expressway Auth.
	(PRE)	5.00	7/01/2035	2,093
4,745	Orlando-Orange County Expressway Auth.
	(PRE)	5.00	7/01/2035	4,962
1,255	Orlando-Orange County Expressway Auth.
	(PRE)	5.00	7/01/2035	1,313
5,000	Palm Beach County Health Facilities Auth.	5.00	5/15/2041	5,164
2,000	Palm Beach County Health Facilities Auth.	5.00	11/15/2045	2,155
155	Palm Beach County Solid Waste Auth.
	(PRE)	5.00	10/01/2031	168
9,845	Palm Beach County Solid Waste Auth.	5.00	10/01/2031	10,643
3,650	Pinellas County Educational Facilities Auth.	6.00	10/01/2041	3,848
1,000	Pinellas County Educational Facilities Auth.	5.00	10/01/2027	1,049

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Pinellas County Educational Facilities Auth.	5.25%	10/01/2030 $	1,050
1,835	Sarasota County Health Facilities Auth.	5.00	5/15/2048	1,962
1,000	Sarasota County Public Hospital District
	(PRE)	5.63	7/01/2039	1,018
3,000	St. Petersburg Health Facilities Auth. (PRE)	6.50	11/15/2039	3,120
2,200	Tampa Housing Auth.	4.85	7/01/2036	2,205
3,050	Tampa-Hillsborough County Expressway
	Auth. (PRE)	5.00	7/01/2042	3,361
2,350	Volusia County Educational Facilities Auth.
	(PRE) (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/15/2029	2,545
2,000	Volusia County Educational Facility Auth.	5.00	10/15/2045	2,214
				208,267

Georgia (0.7%)

3,500	City of Atlanta Department of Aviation	5.00	1/01/2035	3,598
4,000	Dahlonega Downtown Dev. Auth. (PRE)
	(INS - Assured Guaranty Municipal Corp.)	5.00	7/01/2040	4,186
1,500	Glynn-Brunswick Memorial Hospital Auth.	5.00	8/01/2047	1,617
2,200	Heard County Dev. Auth. (Put Date
	1/02/2019)(d)	1.79	9/01/2026	2,200
1,600	Private Colleges & Universities Auth.	5.00	10/01/2032	1,663
1,250	Thomasville Hospital Auth. (PRE)	5.38	11/01/2040	1,328
1,000	Thomasville Hospital Auth. (PRE)	5.25	11/01/2035	1,061
				15,653

Hawaii (0.3%)

6,000 Department of Budget & Finance	6.50	7/01/2039	6,121

Idaho (0.1%)

1,500 Health Facilities Auth. (PRE)	(INS - Assured
Guaranty Municipal Corp.)	5.00	7/01/2035	1,570

Illinois (13.9%)

1,530	Bureau County Township HSD No. 502
	(INS - Build America Mutual Assurance
	Co.)	5.00	12/01/2037	1,719
1,555	Bureau County Township HSD No. 502
	(INS - Build America Mutual Assurance
	Co.)	5.00	12/01/2038	1,742
1,400	Bureau County Township HSD No. 502
	(INS - Build America Mutual Assurance
	Co.)	5.00	12/01/2039	1,563
5,000	Chicago Board of Education	5.00	12/01/2036	5,082
3,500	Chicago Midway International Airport	5.00	1/01/2046	3,783
2,500	Chicago Midway International Airport	5.00	1/01/2041	2,708
5,000	Chicago O'Hare International Airport	5.00	1/01/2041	5,526
4,200	Chicago O'Hare International Airport (PRE)	5.75	1/01/2039	4,525
800	Chicago O'Hare International Airport	5.75	1/01/2039	848
5,000	Chicago O'Hare International Airport	5.75	1/01/2043	5,566
3,000	Chicago Park District	5.00	1/01/2040	3,198
3,924	City of Chicago	6.75	12/01/2032	3,944
3,000	City of Chicago	5.00	11/01/2044	3,225
4,000	City of Chicago Wastewaster Transmission	5.00	1/01/2044	4,211
3,000	City of Chicago Wastewaster Transmission	5.00	1/01/2039	3,206
3,000	City of Chicago Wastewaster Transmission	5.00	1/01/2047	3,174
3,000	City of Springfield (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2040	3,287
9,500	Cook County CCD No. 508 (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2047	10,213
7,750	Cook County Sales Tax	5.00	11/15/2038	8,636
2,000	Finance Auth.	5.00	8/15/2044	2,138
2,000	Finance Auth.	5.00	4/01/2026	2,000
4,500	Finance Auth.	5.00	4/01/2031	4,491

5| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$7,000	Finance Auth.	5.00%	4/01/2036 $	6,834
8,000	Finance Auth. (PRE)	6.00	10/01/2032	8,710
7,065	Finance Auth.	5.50	4/01/2032	7,066
6,000	Finance Auth.	4.00	2/01/2033	6,172
14,000	Finance Auth.	3.90	3/01/2030	14,476
1,205	Finance Auth.	5.25	10/01/2039	1,222
700	Finance Auth.	5.00	5/15/2037	721
1,155	Finance Auth.	5.00	5/15/2047	1,180
5,000	Finance Auth.	6.00	7/01/2043	5,492
4,500	Finance Auth.	4.00	12/01/2046	4,396
5,000	Finance Auth.	4.00	7/01/2038	5,000
11,000	Finance Auth.	4.00	2/15/2041	11,098
2,000	Finance Auth.	4.00	3/01/2038	2,054
12,395	Finance Auth.	4.00	10/01/2040	12,584
750	Finance Auth.	5.00	8/01/2042	805
750	Finance Auth.	5.00	8/01/2047	801
2,000	Finance Auth.	5.00	12/01/2047	2,061
1,000	Finance Auth.	5.00	2/15/2047	1,059
500	Finance Auth.	5.00	2/15/2050	528
10,000	Finance Auth.	5.00	1/01/2044	10,788
10,000	Metropolitan Pier & Exposition Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(c),(d)	2.04	6/15/2050	10,000

660Metropolitan Pier & Exposition Auth. (INS - National Public Finance Guarantee

	Corp.)	5.50	6/15/2020	665
1,045	Metropolitan Pier & Exposition Auth. (INS -
	National Public Finance Guarantee
	Corp.)	5.55	6/15/2021	1,053
9,000	Northern Illinois Municipal Power Agency	4.00	12/01/2041	9,060
10,000	Railsplitter Tobacco Settlement Auth. (PRE)	5.50	6/01/2023	10,842
23,980	Regional Transportation Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.75	6/01/2020	25,218
37,550	Regional Transportation Auth. (INS -
	National Public Finance Guarantee
	Corp.)	6.50	7/01/2030	48,409
2,000	Sangamon County Water Reclamation
	District	5.75	1/01/2053	2,240
1,000	State (INS - Assured Guaranty Municipal
	Corp.)	4.00	2/01/2031	1,036
1,000	State (INS - Assured Guaranty Municipal
	Corp.)	4.00	2/01/2032	1,031
8,000	State (INS - Assured Guaranty Municipal
	Corp.)	5.00	4/01/2029	8,587
2,000	State	5.00	10/01/2033	2,099
1,000	University of Illinois	5.13	4/01/2036	1,044
10,000	Village of Rosemont (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2046	10,927
				320,043

Indiana (2.0%)

5,540	Evansville Redev. Auth. (INS - Build
	America Mutual Assurance Co.)	4.00	2/01/2038	5,737
3,605	Evansville Redev. Auth. (INS - Build
	America Mutual Assurance Co.)	4.00	2/01/2039	3,723
5,000	Finance Auth.	5.00	6/01/2039	4,875
4,000	Finance Auth.	5.00	10/01/2044	4,180
5,000	Finance Auth.	5.50	4/01/2046	5,306
1,495	Finance Auth.	5.00	2/01/2040	1,631
6,000	Finance Auth.	5.00	11/15/2053	6,164
1,175	Local Public Improvement Bond Bank
	(PRE) (INS - Assured Guaranty Corp.)	5.50	1/01/2038	1,175

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$4,825	Local Public Improvement Bond Bank (INS
	- Assured Guaranty Corp.)	5.50%	1/01/2038 $	4,825
7,000	Richmond Hospital Auth.	5.00	1/01/2039	7,579
				45,195

Iowa (0.5%)

6,235	Finance Auth.	5.00	5/15/2041	6,440
4,000	Finance Auth.	5.00	2/15/2048	4,418
				10,858

Kansas (0.5%)

2,500	City of Coffeyville (INS - National Public
	Finance Guarantee Corp.)(c)	5.00	6/01/2042	2,712
5,000	City of Lawrence	5.00	7/01/2048	5,525
2,000	Wyandotte County/Kansas City Unified	5.00	9/01/2045	2,222
				10,459

Kentucky (0.6%)

1,000	City of Ashland	5.00	2/01/2040	1,039
3,000	Economic Dev. Finance Auth.	5.00	8/15/2041	3,181
5,500	Economic Dev. Finance Auth.	5.00	5/15/2046	5,625
500	Economic Dev. Finance Auth. (INS -
	Assured Guaranty Municipal Corp.)	4.00	12/01/2041	510
2,000	Economic Dev. Finance Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	12/01/2045	2,193
2,000	Owen County	6.25	6/01/2039	2,036
				14,584

Louisiana (3.8%)

2,100	City of Shreveport (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2041	2,346
1,000	City of Shreveport	5.00	12/01/2040	1,117
1,100	City of Shreveport (INS - Build America
	Mutual Assurance Co.)	4.00	12/01/2037	1,146
5,500	City of Shreveport	5.00	12/01/2041	6,042
2,500	Lafayette Public Trust Financing Auth.
	(PRE) (INS - Assured Guaranty Municipal
	Corp.)	5.50	10/01/2035	2,657
3,750	Local Government Environmental Facilities
	& Community Dev. Auth.	6.50	8/01/2029	3,986
8,210	Local Government Environmental Facilities
	& Community Dev. Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	10/01/2046	8,220
1,685	Local Government Environmental Facilities
	& Community Dev. Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	10/01/2039	1,883
6,250	Local Government Environmental Facilities
	& Community Dev. Auth.	3.50	11/01/2032	5,946
5,000	Local Government Environmental Facilities
	& Community Dev. Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	10/01/2048	5,474
6,000	Public Facilities Auth.	5.00	11/01/2045	6,318
5,000	Public Facilities Auth. (INS - Build America
	Mutual Assurance Co.)	5.25	6/01/2051	5,486
1,500	Public Facilities Auth.	5.00	7/01/2037	1,607
5,000	Public Facilities Auth.	5.00	5/15/2046	5,356
9,000	Public Facilities Auth.	4.00	1/01/2056	9,099
2,000	Public Facilities Auth.	5.00	7/01/2057	2,146
400	Public Facilities Auth.	5.00	7/01/2052	433
15	Public Facilities Auth. (PRE)	4.00	5/15/2041	17
1,235	Public Facilities Auth.	4.00	5/15/2041	1,237
1,000	Public Facilities Auth.	4.00	12/15/2050	1,002
6,750	St. Charles Parish (Put Date 6/01/2022)(a)	4.00	12/01/2040	7,025

7| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$6,000	State	5.00%	5/01/2045 $	6,761
1,500 Tobacco Settlement Financing Corp.		5.25	5/15/2035	1,594
				86,898

Maine (0.4%)

9,000 Health & Higher Education Facilities Auth.	4.00	7/01/2046	8,567

Maryland (0.1%)

2,500 EDC6.20 9/01/20222,517

Massachusetts (1.9%)

3,000	Dev. Finance Agency	5.00	7/01/2044	3,193
4,000	Dev. Finance Agency	5.50	7/01/2044	4,316
1,000	Dev. Finance Agency	5.00	4/15/2040	1,044
1,000	Dev. Finance Agency	5.00	7/01/2046	1,076
6,385	Dev. Finance Agency (PRE)	6.25	7/01/2030	6,528
3,615	Dev. Finance Agency	6.25	7/01/2030	3,687
3,370	Dev. Finance Agency	4.00	10/01/2046	3,135
2,280	Dev. Finance Agency	5.00	7/01/2047	2,417
1,000	Dev. Finance Agency	4.00	7/01/2038	996
3,000	Dev. Finance Agency	5.00	7/01/2044	3,259
10,000	Dev. Finance Agency	5.00	7/01/2053	10,784
3,500	Health & Educational Facilities Auth.	5.00	7/15/2032	3,531
500	Health & Educational Facilities Auth.	5.00	7/15/2037	504
				44,470

Michigan (1.5%)

2,500	Downriver Utility Wastewater Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	4/01/2043	2,767
1,000	Finance Auth.	5.00	11/01/2043	1,132
2,000	Genesee County (INS - Build America
	Mutual Assurance Co.)	4.00	2/01/2041	2,052
2,900	Genesee County (INS - Build America
	Mutual Assurance Co.)	5.00	2/01/2046	3,188
6,000	Jackson Public Schools (NBGA - Michigan
	School Bond Qualification & Loan
	Program)	5.00	5/01/2045	6,741
3,000	Jackson Public Schools (NBGA - Michigan
	School Bond Qualification & Loan
	Program)	5.00	5/01/2048	3,355
2,750	Karegnondi Water Auth.	5.00	11/01/2045	3,017
4,500	Lansing Board of Water & Light	5.00	7/01/2037	4,787
4,000	Livonia Public Schools School District (INS
	- Assured Guaranty Municipal Corp.)	5.00	5/01/2045	4,403
3,000	Strategic Fund	5.63	7/01/2020	3,150
				34,592

Minnesota (0.1%)

2,500 Higher Education Facilities Auth. (PRE)	5.00	10/01/2039	2,558

Mississippi (0.1%)

3,000 Warren County	5.38	12/01/2035	3,232

Missouri (2.0%)

2,575	Cape Girardeau County IDA	6.00	3/01/2033	2,911
1,000	Cape Girardeau County IDA (PRE)	5.75	6/01/2039	1,016
750	Cape Girardeau County IDA	5.00	3/01/2036	812
17,775	Dev. Finance Board	4.00	6/01/2046	17,876
3,000	Hannibal IDA	5.00	10/01/2047	3,266
1,000	Health & Educational Facilities Auth.	5.00	11/15/2043	1,115
5,510	Health & Educational Facilities Auth.	5.00	5/15/2040	5,655
5,000	St. Louis County IDA	5.88	9/01/2043	5,344
2,000	St. Louis County IDA	5.00	9/01/2048	1,975

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,065	St. Louis Municipal Finance Corp. (INS -
	Assured Guaranty Municipal Corp.)	5.00%	10/01/2038 $	3,409
2,075	Stoddard County IDA	6.00	3/01/2037	2,327
				45,706

Montana (0.4%)

5,000	City of Forsyth	5.00	5/01/2033	5,258
4,000	City of Forsyth	3.90	3/01/2031	4,105
				9,363

Nebraska (0.3%)

2,000	Central Plains Energy Project	5.00	9/01/2042	2,274
3,400	Douglas County Hospital Auth.	5.00	11/01/2048	3,620
				5,894

Nevada (1.7%)

2,775	City of Carson	5.00	9/01/2047	2,931
4,000	Clark County Department of Aviation (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2026	4,058
11,000	Clark County Department of Aviation	5.13	7/01/2034	11,287
5,000	Clark County Department of Aviation (INS -
	Assured Guaranty Municipal Corp.)	5.25	7/01/2039	5,134
4,400	Las Vegas Convention & Visitors Auth.	4.00	7/01/2041	4,477
12,140	Las Vegas Convention & Visitors Auth.	4.00	7/01/2046	12,313
				40,200

New Jersey (4.8%)

20,000	EDA (MUNIPSA + 1.60%)	3.31(b)	3/01/2028	19,743
10,000	EDA	5.00	6/15/2040	10,445
3,000	EDA	5.25	6/15/2040	3,197
4,000	EDA	5.00	6/15/2041	4,211
6,000	EDA	5.00	9/01/2024	6,284
2,000	EDA	5.00	6/15/2028	2,117
1,200	EDA (INS - Assured Guaranty Municipal
	Corp.)	5.00	6/01/2042	1,311
3,000	EDA	5.00	6/15/2047	3,134
3,500	EDA	5.00	6/15/2043	3,697
5,000	Educational Facilities Auth.	5.00	9/01/2036	5,327
3,000	Educational Facilities Auth.	5.00	7/01/2047	3,185
1,250	Health Care Facilities Financing Auth. (INS
	- Assured Guaranty Municipal Corp.)	5.00	7/01/2046	1,366
15,000	Health Care Facilities Financing Auth.
	(PRE)	5.63	7/01/2032	16,355
2,250	Health Care Facilities Financing Auth.	5.00	10/01/2038	2,379
20,000	Morris County Improvement Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(c),(d)	2.11	10/01/2047	20,000
3,000	Tobacco Settlement Financing Corp.	5.25	6/01/2046	3,203
2,000	Transportation Trust Fund Auth.	5.25	6/15/2041	2,135
2,125	Transportation Trust Fund Auth.	5.00	12/15/2036	2,291
				110,380

New Mexico (0.2%)

5,000 City of Farmington	5.90	6/01/2040	5,233

New York (1.7%)

2,040	Buffalo & Erie County Industrial Land Dev.
	Corp.	5.38	10/01/2041	2,180
60	City of New York	5.88	8/01/2019	60
2,250	Dormitory Auth.	5.25	7/01/2029	2,281
16,130	Liberty Dev. Corp.	5.25	10/01/2035	19,591
5,000	MTA (Zero Coupon)	0.00	11/15/2032	3,095
2,000	Thruway Auth.	5.00	1/01/2051	2,187

9| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,500	Triborough Bridge & Tunnel Auth. (Zero
	Coupon)	0.00%	11/15/2032 $	1,551
5,000	Triborough Bridge & Tunnel Auth. (Zero
	Coupon)	0.00	11/15/2031	3,216
3,000	Triborough Bridge & Tunnel Auth. (Zero
	Coupon)	0.00	11/15/2032	1,849
2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,082
1,000	TSASC, Inc.	5.00	6/01/2041	1,033
				39,125

North Carolina (0.8%)

10,000	Capital Facilities Finance Agency	4.63	11/01/2040	10,339
3,750	Charlotte-Mecklenburg Hospital Auth.	5.25	1/15/2034	3,754
5,000	Columbus County Industrial Facilities &
	Pollution Control Financing Auth.	6.25	11/01/2033	5,158
				19,251

North Dakota (0.7%)

4,685	City of Fargo	6.25	11/01/2031	5,242
2,500	McLean County	4.88	7/01/2026	2,578
7,500	Ward County	5.00	6/01/2053	7,791
				15,611

Ohio (2.1%)

6,000	Air Quality Dev. Auth. (e),(i)	5.70	8/01/2020	4,170
10,000	Buckeye Tobacco Settlement Financing
	Auth.	5.88	6/01/2030	9,540
10,000	Buckeye Tobacco Settlement Financing
	Auth.	5.75	6/01/2034	9,529
2,700	City of Centerville	5.25	11/01/2047	2,780
1,000	City of Cleveland (INS - Assured Guaranty
	Municipal Corp.)	5.00	1/01/2031	1,072
9,000	Cuyahoga County	4.75	2/15/2047	9,060
2,500	Hamilton County	5.00	1/01/2051	2,540
1,000	Higher Educational Facility Commission	5.25	1/01/2048	993
320	Lake County	5.63	8/15/2029	321
6,000	Lucas County	5.25	11/15/2048	6,454
2,000	Turnpike & Infrastructure Commission	5.25	2/15/2033	2,212
				48,671

Oklahoma (1.1%)

4,200	Comanche County Hospital Auth.	5.00	7/01/2032	4,333
4,500	Dev. Finance Auth.	5.25	8/01/2057	4,207
4,250	Dev. Finance Auth.	5.50	8/15/2057	4,662
10,000	Municipal Power Auth.	4.00	1/01/2047	10,183
2,000	Tulsa County Industrial Auth.	5.25	11/15/2045	2,153
				25,538

Oregon (0.2%)

995	City of Keizer	5.20	6/01/2031	998
2,000	Deschutes County Hospital Facilities Auth.	4.00	1/01/2046	2,018
1,000	Salem Hospital Facility Auth.	5.00	5/15/2048	1,065
1,180	Yamhill County Hospital Auth.	5.00	11/15/2051	1,218
				5,299

Pennsylvania (5.2%)

750	Allegheny County Higher Education
	Building Auth. (PRE)	5.50	3/01/2031	807
6,500	Allegheny County Hospital Dev. Auth.	5.00	4/01/2047	7,066
355	Allegheny County IDA	5.13	9/01/2031	355
4,000	Allegheny County Sanitary Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	6/01/2040	4,192
3,170	Allegheny County Sanitary Auth.	5.00	6/01/2043	3,567

Portfolio of Investments | 10

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$5,000	Allentown Commercial & IDA(c)	6.25%	7/01/2047 $	4,783
300	Altoona Area School District (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2048	327
1,000	Altoona Area School District (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2045	1,093
8,500	Berks County IDA	5.00	11/01/2050	9,153
1,000	Berks County IDA	5.00	5/15/2048	1,043
3,250	Chester County IDA	5.25	10/15/2047	3,276
500	Commonwealth Financing Auth.	5.00	6/01/2035	561
5,000	Delaware River JT Toll Bridge Commission	5.00	7/01/2047	5,613
7,000	Economic Dev. Finance Auth.	4.00	10/01/2023	7,241
480	Erie Parking Auth. (PRE) (INS - Assured
	Guaranty Municipal Corp.)	5.13	9/01/2032	505
595	Erie Parking Auth. (PRE) (INS - Assured
	Guaranty Municipal Corp.)	5.20	9/01/2035	627
1,390	Erie Parking Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.13	9/01/2032	1,452
1,700	Erie Parking Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.20	9/01/2035	1,777
1,970	Higher Educational Facilities Auth.	5.25	7/15/2033	2,107
2,750	Higher Educational Facilities Auth.	5.50	7/15/2038	2,935
2,000	Montgomery County Industrial Dev. Auth.	5.00	12/01/2048	2,083
4,000	Northampton County General Purpose
	Auth.	4.00	8/15/2040	4,029
2,440	Northampton County General Purpose
	Auth.	5.00	8/15/2048	2,701
1,000	Philadelphia School District	5.00	9/01/2037	1,101
2,000	Philadelphia School District	5.00	9/01/2038	2,194
2,500	Philadelphia School District	5.00	9/01/2043	2,728
1,025	Scranton School District (INS - Build
	America Mutual Assurance Co.)	4.00	12/01/2037	1,040
1,000	State	5.00	7/01/2043	1,101
1,250	Turnpike Commission	5.00	12/01/2033	1,423
10,000	Turnpike Commission	5.25	12/01/2044	10,921
3,000	Turnpike Commission	5.00	12/01/2046	3,202
8,000	Turnpike Commission	5.00	6/01/2039	8,652
4,000	Turnpike Commission	5.00	6/01/2042	4,322
4,000	Turnpike Commission	5.00	12/01/2047	4,411
1,000	Turnpike Commission	5.00	12/01/2037	1,100
5,000	Turnpike Commission	5.00	12/01/2043	5,561
3,200	Washington County IDA (PRE)	5.00	11/01/2036	3,335
				118,384

Puerto Rico (0.1%)

2,000 Industrial, Tourist, Educational, Medical,
Environmental Control Facilities
Financing Auth.	5.38	4/01/2042	1,870

Rhode Island (0.1%)

2,000	Health & Educational Building Corp. (PRE)	6.00	9/01/2033	2,354
180	Housing & Mortgage Finance Corp.	6.85	10/01/2024	181
				2,535

South Carolina (0.4%)

2,250	Greenwood County (PRE)	5.38	10/01/2039	2,309
7,000	Public Service Auth.	5.25	12/01/2055	7,475
				9,784

South Dakota (0.3%)

500	Educational Enhancement Funding Corp.	5.00	6/01/2027	534
2,500	Health & Educational Facilities Auth.	5.25	11/01/2029	2,561
4,000	Health & Educational Facilities Auth.	5.00	7/01/2042	4,214
				7,309

11 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Tennessee (0.4%)

$2,000	Greeneville Health & Educational Facilities
	Board	5.00%	7/01/2044 $	2,210
2,000	Johnson City Health & Educational
	Facilities Board	5.00	8/15/2042	2,102
4,000	Metropolitan Government of Nashville &
	Davidson County Health & Educational
	Facilities Board	5.00	7/01/2046	4,303
1,500	Metropolitan Government of Nashville &
	Davidson County Health & Educational
	Facilities Board	5.00	10/01/2045	1,603
				10,218

Texas (18.6%)

7,200	Arlington Higher Education Finance Corp.
	(NBGA - Texas Permanent School Fund)	5.00	12/01/2053	7,924
3,000	Arlington Higher Education Finance Corp.
	(NBGA - Texas Permanent School Fund)	5.00	2/15/2041	3,325
10,000	Arlington Higher Education Finance Corp.
	(NBGA - Texas Permanent School Fund)	4.00	8/15/2043	10,208
5,340	Bell County Health Facilities Dev. Corp.
	(ETM)	6.50	7/01/2019	5,466
8,450	Bexar County Health Facilities Dev. Corp.	4.00	7/15/2045	7,500
600	Bexar County Health Facilities Dev. Corp.	5.00	7/15/2042	620
6,000	Central Texas Regional Mobility Auth.
	(PRE)	5.75	1/01/2031	6,440
2,500	Central Texas Regional Mobility Auth.	5.00	1/01/2042	2,651
3,500	Central Texas Regional Mobility Auth.	5.00	1/01/2045	3,769
5,000	Central Texas Regional Mobility Auth.	4.00	1/01/2041	5,039
6,500	Central Texas Turnpike System	5.00	8/15/2042	6,901
18,530	Central Texas Turnpike System (INS -
	AMBAC Assurance Corp.) (Zero Coupon)	0.00	8/15/2030	12,626
3,850	Central Texas Turnpike System	5.00	8/15/2041	4,023
7,500	City of Arlington (INS - Assured Guaranty
	Municipal Corp.)	5.00	2/15/2048	8,396
5,900	City of Corpus Christi Utility System	4.00	7/15/2039	6,078
9,000	City of Fort Worth (PRE)	6.00	3/01/2029	9,061
8,085	City of Fort Worth (PRE)	6.25	3/01/2033	8,145
3,715	City of Houston	5.00	9/01/2040	4,045
2,390	City of Irving	5.00	8/15/2043	2,396
700	City of Laredo Waterworks & Sewer
	System	4.00	3/01/2041	714
1,000	Clifton Higher Education Finance Corp.	6.00	8/15/2033	1,117
2,750	Clifton Higher Education Finance Corp.	6.00	8/15/2043	3,023
4,250	Clifton Higher Education Finance Corp.
	(NBGA - Texas Permanent School Fund)	5.00	8/15/2039	4,645
10,000	Clifton Higher Education Finance Corp.
	(NBGA - Texas Permanent School Fund)	5.00	8/15/2048	11,285
4,000	Dallas/Fort Worth International Airport	5.00	11/01/2034	4,172
6,500	Del Mar College District	5.00	8/15/2048	7,225
4,000	Harris County Cultural Education Facilities
	Finance Corp.	5.25	10/01/2029	4,089
6,100	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2038	6,352
15,000	Harris County Hospital District	4.00	2/15/2042	15,073
7,000	Harris County IDC (PRE)	5.00	2/01/2023	7,201
10,000	Houston Higher Education Finance Corp.	5.00	9/01/2042	10,775
6,000	Karnes County Hospital District	5.00	2/01/2044	6,198
1,900	Kerrville Health Facilities Dev. Corp.	5.00	8/15/2035	2,051
3,000	Laredo CCD (PRE) (INS - Assured
	Guaranty Municipal Corp.)	5.25	8/01/2035	3,156
5,300	Matagorda County Navigation District No. 1	6.30	11/01/2029	5,510
9,615	Matagorda County Navigation District No. 1	4.00	6/01/2030	9,877

Portfolio of Investments | 12

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$6,000	Matagorda County Navigation District No. 1	4.00%	6/01/2030 $	6,164
15,000	Midlothian ISD (NBGA - Texas Permanent
	School Fund)	5.00	2/15/2047	16,870
1,250	New Hope Cultural Education Facilities
	Finance Corp.	5.00	4/01/2048	1,166
1,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2047	1,041
1,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2047	1,003
6,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2047	5,448
1,000	New Hope Cultural Education Facilities
	Finance Corp. (INS - Assured Guaranty
	Municipal Corp.)	5.00	7/01/2048	1,087
5,000	North Fort Bend Water Auth.	5.00	12/15/2036	5,365
3,000	North Texas Tollway Auth. (PRE) (Zero
	Coupon)	0.00	9/01/2037	1,336
5,000	North Texas Tollway Auth.	5.00	1/01/2045	5,465
5,000	North Texas Tollway Auth. (INS - National
	Public Finance Guarantee Corp.)	5.00	1/01/2048	5,512
2,000	North Texas Tollway Auth.	5.00	1/01/2048	2,210
1,750	North Texas Tollway Auth.	5.00	1/01/2050	1,927
1,845	Port of Port Arthur Navigation District (Put
	Date 1/02/2019)(d)	2.05	4/01/2040	1,845
9,200	Port of Port Arthur Navigation District (Put
	Date 1/02/2019)(d)	2.05	4/01/2040	9,200
49,100	Port of Port Arthur Navigation District (Put
	Date 1/07/2019)(d)	2.03	11/01/2040	49,100
6,500	Port of Port Arthur Navigation District (Put
	Date 1/07/2019)(d)	2.10	11/01/2040	6,500
7,000	Princeton Independent School District
	(NBGA - Texas Permanent School Fund)	5.00	2/15/2048	7,965
15,000	Prosper ISD (NBGA - Texas Permanent
	School Fund)	5.00	2/15/2048	17,082
2,000	Red River Education Finance Corp.	4.00	6/01/2041	1,945
3,000	Red River Education Finance Corp.	5.50	10/01/2046	3,206
4,500	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2045	4,510
6,315	Tarrant County Cultural Education Facilities
	Finance Corp.	5.63	11/15/2027	4,989
4,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.75	11/15/2037	3,160
3,600	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2036	3,631
7,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2046	7,415
2,500	Tarrant County Cultural Education Facilities
	Finance Corp.	6.75	11/15/2047	2,723
4,000	Tarrant County Cultural Education Facilities
	Finance Corp.	6.75	11/15/2052	4,343
1,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2046	1,066
10,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	7/01/2048	10,912
2,490	Uptown Dev Auth.	5.00	9/01/2040	2,651
1,000	Uptown Dev. Auth. (PRE)	5.50	9/01/2029	1,024
1,645	Uptown Dev. Auth.	5.00	9/01/2039	1,767
4,365	Uptown Dev. Auth.	5.00	9/01/2037	4,678
4,770	Wood County Central Hospital District
	(PRE)	6.00	11/01/2041	5,261
				426,643

13 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Vermont (0.1%)

$3,000 Educational & Health Buildings Financing
Agency	5.00%	10/15/2046 $	3,197

Virginia (1.2%)

5,000	Alexandria IDA	5.00	10/01/2050	5,194
5,000	College Building Auth.	5.00	6/01/2029	4,936
11,280	College Building Auth.(e)	5.00	6/01/2026	11,245
3,634	Lewistown Commerce Center Community
	Dev. Auth.	6.05	3/01/2044	3,342
1,752	Lewistown Commerce Center Community
	Dev. Auth.	6.05	3/01/2044	1,611
5,697	Lewistown Commerce Center Community
	Dev. Auth.(e),(i)	6.05	3/01/2054	1,040
869	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	870
				28,238

Washington (1.0%)

2,000	Health Care Facilities Auth. (LIQ -
	J.P.Morgan Chase & Co.) (Put Date
	1/07/2019)(c),(d)	2.06	2/01/2019	2,000
2,500	Health Care Facilities Auth. (PRE) (INS -
	Assured Guaranty Corp.)	6.00	8/15/2039	2,563
5,500	Health Care Facilities Auth.	4.00	7/01/2042	5,426
3,055	Housing Finance Commission	5.00	1/01/2043	3,181
9,000	King County Public Hospital District No 1	5.00	12/01/2043	9,846
				23,016

West Virginia (0.2%)

2,000	EDA	5.38	12/01/2038	2,101
2,000	Hospital Finance Auth.	5.00	1/01/2043	2,196
				4,297

Wisconsin (1.6%)

7,800	City of Kaukauna (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/15/2035	8,508
5,000	Health & Educational Facilities Auth.	5.75	11/15/2030	5,068
2,500	Health & Educational Facilities Auth. (PRE)	5.38	8/15/2037	2,599
1,000	Health & Educational Facilities Auth.	5.00	9/15/2045	1,016
5,000	Health & Educational Facilities Auth.	5.00	9/15/2050	5,079
2,200	Public Finance Auth.(c)	5.25	5/15/2042	2,284
1,000	Public Finance Auth.	5.00	7/01/2047	1,020
1,000	Public Finance Auth.	5.00	7/01/2052	1,015
6,000	Public Finance Auth.	5.00	7/01/2044	6,676
3,090	Public Finance Auth.	5.25	10/01/2043	3,286
				36,551

Wyoming (0.3%)

6,000 Sweetwater County		5.25	7/15/2026	6,120
Total Municipal Obligations (cost: $2,253,531)				2,272,967
Total Investments(cost:$2,253,531)				$2,272,967
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$2,272,967	$—	$2,272,967
Total	$—	$2,272,967	$—	$2,272,967

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 14

RECONCILIATION OF LEVEL 3 INVESTMENTS

Municipal
($ in 000s)	Obligations

Balance as of March 31, 2018	$4,175
Purchases	–
Sales	(3,885)
Transfers into Level 3	–
Transfers out of Level 3	–
Net realized gain (loss) on investments	(7,697)
Change in net unrealized appreciation/(depreciation) of investments	7,407
Balance as of December 31, 2018	$–

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

15 | USAA Tax Exempt Long-Term Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Tax Exempt Long-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

Notes to Portfolio of Investments | 16

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

17 | USAA Tax Exempt Long-Term Fund

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,298,791,000 at December 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Upcoming Accounting Pronouncement– In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

G.Recently Adopted Accounting Standard – On August 2018, the FASB issued ASU

2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
HSD	High School District
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District

Notes to Portfolio of Investments | 18

MTA	Metropolitan Transportation Authority
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PRE	Pre-refunded to a date prior to maturity
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(b)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2018.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

19 | USAA Tax Exempt Long-Term Fund

(e)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(f)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

(g)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(h)Up to 6.05% of the coupon may be PIK.

(i)At December 31, 2018, the issuer was in default with respect to interest and/or principal payments.

Notes to Portfolio of Investments | 20

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TAX EXEMPT SHORT-TERM FUND

DECEMBER 31, 2018

(Form N-Q)

48458-0219	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Short-Term Fund

December 31, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (100.8%)

Alabama (0.7%)

$10,000 Black Belt Energy Gas District (67% of 1
mo. LIBOR + 0.90%) (Put Date
12/01/2023)(a)	2.47%(b)	12/01/2048 $	9,747

Alaska (1.0%)

15,000 Industrial Dev. & Export Auth.	3.50	12/01/2020	15,114

Arizona (5.4%)

16,000	Health Facilities Auth. (MUNIPSA + 1.85%)
	(Put Date 2/05/2020)(a)	3.56(b)	2/01/2048	16,140
25,000	Health Facilities Auth. (MUNIPSA + 1.85%)
	(Put Date 2/01/2023)(a)	3.56(b)	2/01/2048	26,073
7,735	Maricopa County IDA (MUNIPSA + 0.80%)
	(Put Date 9/01/2024)(a),(c)	2.43(b)	9/01/2048	7,738
20,000	Phoenix IDA (LIQ - Barclays Bank plc)
	(LOC - Barclays Bank plc) (Put Date
	1/07/2019)(d),(e)	1.75	6/01/2036	20,000
8,000	Verrado Western Overlay Community
	Facilities District (LOC - Compass Bank)
	(Put Date 1/07/2019)(e)	1.75	7/01/2029	8,000
1,000	Yavapai County IDA	5.00	8/01/2019	1,016
1,105	Yavapai County IDA	5.00	8/01/2020	1,153
				80,120

Arkansas (1.5%)

22,000 Dev. Finance Auth. (MUNIPSA + 1.10%)
(Put Date 9/01/2019)(a)	2.81(b)	9/01/2044	22,018

California (6.0%)

500	Anaheim Public Financing Auth.	5.00	5/01/2022	555
250	Anaheim Public Financing Auth.	5.00	5/01/2024	291
15,000	Bay Area Toll Auth. (MUNIPSA + 0.70%)
	(Put Date 10/01/2019)(a)	2.41(b)	4/01/2047	15,012
1,125	City of Irvine	5.00	9/02/2021	1,220
15,000	Foothill-Eastern Transportation Corridor
	Agency (Put Date 1/15/2020)(a)	5.00	1/15/2053	15,232
8,000	Infrastructure & Economic Dev. Bank
	(MUNIPSA + 1.20%) (Put Date
	6/01/2022)(a)	2.91(b)	8/01/2037	8,178
500	Los Angeles County	5.00	3/01/2021	536
1,000	Los Angeles County	5.00	9/01/2021	1,089
7,000	Pollution Control Financing Auth. (LOC -
	Mizuho Corporate Bank Ltd.) (Put Date
	1/02/2019)(e)	2.15	11/01/2026	7,000
9,200	Pollution Control Financing Auth. (LOC -
	Sumitomo Mitsui Banking Corp.) (Put
	Date 1/02/2019)(e)	2.05	11/01/2026	9,200
2,000	Public Works Board	5.00	4/01/2019	2,017

1| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Public Works Board	5.00%	4/01/2020 $	1,041
1,500	Public Works Board	5.00	4/01/2021	1,606
2,700	Public Works Board	5.00	11/01/2019	2,776
6,675	Statewide Communities Dev. Auth. (Put
	Date 1/07/2019)(e)	1.25	4/01/2046	6,675
6,495	Statewide Communities Dev. Auth. (Put
	Date 1/07/2019)(e)	1.58	4/01/2046	6,495
10,940	Victorville JT Powers Finance Auth. (LOC -
	BNP Paribas) (Put Date 1/07/2019)(e)	2.21	5/01/2040	10,940
				89,863

Colorado (1.1%)

7,395	Arista Metropolitan District (LOC - Compass
	Bank) (Put Date 1/07/2019)(e)	1.75	12/01/2030	7,395
2,000	E-470 Public Highway Auth. (67% of 1 mo.
	LIBOR + 0.90%) (Put Date 9/01/2019)(a)	2.58(b)	9/01/2039	2,001
1,250	Health Facilities Auth.	4.00	12/01/2019	1,270
5,000	Health Facilities Auth. (LIQ - J.P.Morgan
	Chase & Co.) (Put Date 1/07/2019)(d),(e)	2.06	2/01/2019	5,000
213	Southlands Metropolitan District No. 1	3.00	12/01/2022	211
1,000	Southlands Metropolitan District No. 1	3.50	12/01/2027	982
				16,859

Connecticut (1.3%)

3,450	City of Bridgeport	5.00	8/15/2026	3,917
1,190	City of New Haven	5.00	8/01/2022	1,275
1,000	City of New Haven	5.00	8/01/2024	1,090
580	City of New Haven	5.00	8/01/2025	636
580	City of New Haven	5.00	8/01/2026	640
1,000	City of New Haven	5.00	8/01/2027	1,111
2,235	City of West Haven (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/01/2020	2,323
300	City of West Haven	3.00	11/01/2019	300
800	City of West Haven	4.00	11/01/2021	814
800	City of West Haven	5.00	11/01/2023	851
815	City of West Haven	5.00	11/01/2024	874
650	City of West Haven	5.00	11/01/2027	706
4,385	Harbor Point Infrastructure Improvement
	District(d)	5.00	4/01/2022	4,608
				19,145

District Of Columbia (1.3%)

20,000 District (LIQ - Deutsche Bank A.G.) (LOC -
Deutsche Bank A.G.) (Put Date
1/07/2019)(d),(e)	1.94	10/01/2041	20,000

Florida (3.6%)

2,750	City of Atlantic Beach	3.00	11/15/2023	2,756
4,500	City of Gulf Breeze	3.10	12/01/2020	4,579
1,000	City of Jacksonville	5.00	10/01/2019	1,023
4,580	City of Jacksonville	5.00	10/01/2020	4,808
7,900	Escambia County (Put Date 1/02/2019)(e)	1.79	4/01/2039	7,900
1,385	Higher Educational Facilities Financial Auth.	5.00	4/01/2021	1,470
2,585	Lee County IDA	4.75	10/01/2022	2,711
1,250	Miami Beach Health Facilities Auth.	5.00	11/15/2020	1,310
1,775	Miami Beach Health Facilities Auth.	5.00	11/15/2019	1,816
2,150	Miami-Dade County IDA (Put Date
	1/02/2019)(e)	1.75	6/01/2021	2,150
1,915	Pinellas County Educational Facilities Auth.	4.00	10/01/2020	1,944
1,325	Southeast Overtown Park West Community
	Redev. Agency(d)	5.00	3/01/2020	1,370

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Southeast Overtown Park West Community
	Redev. Agency(d)	5.00%	3/01/2023 $	1,099
19,400	St. Lucie County (Put Date 1/02/2019)(e)	1.74	9/01/2028	19,400
				54,336

Georgia (2.6%)

10,000	Appling County Dev. Auth. (Put Date
	4/01/2020)(a)	2.40	1/01/2038	9,954
6,500	Appling County Dev. Auth. (Put Date
	1/02/2019)(e)	1.77	9/01/2029	6,500
8,600	Burke County Dev. Auth. (Put Date
	1/02/2019)(e)	1.80	7/01/2049	8,600
7,000	Floyd County Dev. Auth. (Put Date
	1/02/2019)(e)	1.77	9/01/2026	7,000
1,265	Private Colleges & Universities Auth.	5.00	10/01/2019	1,289
3,770	Private Colleges & Universities Auth.	5.00	10/01/2020	3,930
1,255	Private Colleges & Universities Auth.	5.00	10/01/2019	1,279
				38,552

Guam (0.5%)

1,500	Government	5.00	12/01/2023	1,631
2,000	Government	5.00	12/01/2024	2,192
860	Government Waterworks Auth.	5.00	7/01/2020	890
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2019	1,022
1,500	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2020	1,574
				7,309

Idaho (2.4%)

19,885	American Falls Reservoir District (Put Date
	1/07/2019)(e)	1.88	2/01/2025	19,885
11,265	Housing & Finance Association (Put Date
	1/07/2019)(a)	1.89(f)	1/01/2038	11,265
5,000	Nez Perce County	2.75	10/01/2024	4,887
				36,037

Illinois (7.9%)

10,000	Chicago Board of Education (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(d),(e)	2.00	12/01/2039	10,000
1,720	Chicago Transit Auth.	5.00	6/01/2025	1,937
1,000	Chicago Transit Auth.	5.00	6/01/2026	1,134
4,000	Chicago Waterworks Revenue	5.00	11/01/2025	4,533
1,000	Chicago Waterworks Revenue	5.00	11/01/2026	1,145
2,000	Chicago Waterworks Revenue	5.00	11/01/2025	2,266
2,500	Chicago Waterworks Revenue	4.00	11/01/2026	2,688
1,735	City of Rosemont (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2022	1,888
1,825	City of Rosemont (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2023	2,015
1,915	City of Rosemont (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2024	2,145
11,160	Cook County (LIQ - J.P.Morgan Chase &
	Co.) (Put Date 1/07/2019)(d),(e)	1.94	11/15/2020	11,160
1,980	Finance Auth. (ETM)	5.00	2/15/2019	1,988
1,000	Finance Auth.	5.00	7/01/2019	1,013
1,420	Finance Auth.	5.00	7/01/2020	1,477
10,000	Finance Auth.	4.00	2/15/2025	10,971
9,000	Finance Auth. (MUNIPSA + 0.75%) (Put
	Date 7/01/2023)(a)	2.46(b)	1/01/2046	9,003

3| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,085	Madison County Community Unit School
	District No. 7 (INS - Build America Mutual
	Assurance Co.)	4.00%	12/01/2020 $	2,146
4,160	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2020	4,332
1,090	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2021	1,163
17,390	Sports Facilities Auth. (LIQ - Deutsche
	Bank A.G.) (LOC - Deutsche Bank A.G.)
	(Put Date 1/07/2019)(d),(e)	1.89	6/15/2032	17,390
7,000	State (LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.) (Put Date
	1/07/2019)(d),(e)	1.94	2/01/2039	7,000
15,000	State (INS - Build America Mutual
	Assurance Co.)	5.00	11/01/2025	16,770
3,000	State	5.00	10/01/2023	3,186
				117,350

Indiana (2.3%)

5,000	Finance Auth.	2.95	10/01/2022	5,124
18,500	Finance Auth. (LOC - Bank of America
	Corp.) (Put Date 1/07/2019)(e),(g)	1.63	3/01/2036	18,500
10,000	Hammond Local Public Improvement Bond
	Bank(c)	3.10	12/31/2019	10,042
				33,666

Kansas (1.1%)

15,000	City of Wamego (Put Date 1/07/2019)	2.01	4/15/2032	15,000
1,455	City of Wichita	3.00	9/01/2023	1,453
				16,453

Kentucky (2.1%)

2,500	Economic Dev. Finance Auth. (Put Date
	3/01/2019)(e)	2.10	4/01/2031	2,500
8,650	Economic Dev. Finance Auth. (Put Date
	1/07/2019)(e)	2.02	5/01/2034	8,650
10,000	Public Energy Auth. (Put Date 6/01/2025)(a)	4.00	12/01/2049	10,499
10,000	Public Energy Auth. (MUNIPSA + 1.05%)
	(Put Date 6/01/2025)(a)	2.70(b)	12/01/2049	10,006
				31,655

Louisiana (4.4%)

11,325	Parish of East Baton Rouge (Put Date
	1/02/2019)(e)	1.64	11/01/2019	11,325
10,000	Public Facilities Auth. (MUNIPSA + 0.65%)
	(Put Date 9/01/2023)(a)	2.36(b)	9/01/2057	10,004
7,000	Public Facilities Auth. (Put Date
	1/02/2019)(e)	1.65	12/01/2043	7,000
4,000	St. Charles Parish (Put Date 6/01/2022)(a)	4.00	12/01/2040	4,163
14,000	St. James Parish (Put Date 1/07/2019)(e)	2.00	11/01/2040	14,000
14,400	St. James Parish (Put Date 1/07/2019)(e)	1.98	11/01/2040	14,400
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2022	5,382
				66,274

Maryland (0.4%)

1,500	EDC	5.00	6/01/2025	1,696
2,000	EDC	5.00	6/01/2026	2,283
1,340	EDC	5.00	6/01/2027	1,543
				5,522

Massachusetts (1.1%)

1,250	Dev. Finance Agency	5.00	7/01/2025	1,408
1,500	Dev. Finance Agency	5.00	7/01/2026	1,706
835	Dev. Finance Agency (ETM)	5.00	1/01/2019	835

Portfolio of Investments | 4

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$560	Dev. Finance Agency	5.00%	1/01/2019 $	560
12,000		Dev. Finance Agency (MUNIPSA + 0.48%)
		(Put Date 1/29/2020)(a)	2.19(b)	7/01/2050	12,011
					16,520

Michigan (0.2%)

2,625 Grand Traverse County Hospital Finance
Auth.	5.00	7/01/2019	2,664

Minnesota (0.7%)

1,250	City of St. Paul Housing & Redev. Auth.
	(ETM)	5.00	11/15/2020	1,321
1,575	City of St. Paul Housing & Redev. Auth.
	(ETM)	5.00	11/15/2021	1,707
7,000	Kanabec Hospital	2.75	12/01/2019	7,000
				10,028

Mississippi (2.7%)

10,000	Hospital Equipment & Facilities Auth.	5.00	9/01/2024	11,122
7,000	Hospital Equipment & Facilities Auth.
	(MUNIPSA + 1.30%) (Put Date
	8/15/2020)(a)	3.01(b)	8/15/2036	7,048
20,100	Perry County Pollution Control (NBGA -
	Georgia-Pacific LLC) (Put Date
	1/07/2019)(d),(e)	1.92	2/01/2022	20,100
2,000	Warren County (Put Date 9/01/2023)(a)	2.90	9/01/2032	2,007
				40,277

Missouri (0.4%)

5,000 Sikeston Electric System Revenue (INS -
Build America Mutual Assurance Co.)	5.00	6/01/2020	5,204

Montana (0.6%)

6,000	City of Forsyth	2.00	8/01/2023	5,946
3,370	State Board of Regents (MUNIPSA +
	0.45%) (Put Date 9/01/2023)(a)	2.16(b)	11/15/2035	3,371
				9,317

Nevada (0.3%)

4,400 Washoe County (Put Date 6/01/2022)(a)	3.00	3/01/2036	4,492

New Jersey (16.4%)

7,828	Borough of Collingswood	2.50	3/20/2019	7,838
5,110	Borough of Eatontown	3.00	9/27/2019	5,143
7,193	Borough of Flemington	2.50	1/15/2019	7,194
7,095	Borough of Roselle	2.00	2/27/2019	7,095
400	Building Auth. (ETM)	3.00	6/15/2023	416
1,595	Building Auth. (ETM)	5.00	6/15/2024	1,833
600	Building Auth.	3.00	6/15/2023	603
2,405	Building Auth.	5.00	6/15/2024	2,646
1,000	Casino Reinvestment Dev. Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	11/01/2024	1,108
6,495	City of Kearny	2.75	4/25/2019	6,503
10,000	City of Newark	3.00	7/31/2019	10,039
14,825	City of Newark	3.50	10/09/2019	14,953
7,100	City of Newark	3.50	12/20/2019	7,170
8,598	City of Union	2.50	3/21/2019	8,605
20,000	EDA	5.00	6/15/2022	21,505
7,000	EDA	5.00	6/15/2023	7,634
8,000	EDA	5.00	6/15/2020	8,296
7,000	EDA	5.00	6/15/2021	7,413
1,750	EDA (LOC - Valley National Bank) (Put
	Date 1/07/2019)(e)	2.01	3/01/2031	1,750

5| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$8,305	EDA (LOC - Valley National Bank) (Put
	Date 1/07/2019)(e)	2.00%	11/01/2040 $	8,305
10,810	EDA (LOC - Valley National Bank) (Put
	Date 1/07/2019)(e)	2.00	11/01/2040	10,810
7,300	EDA (ETM)	5.25	9/01/2019	7,462
2,700	EDA	5.25	9/01/2019	2,753
4,735	Educational Facilities Auth.	5.00	9/01/2022	5,109
4,730	Educational Facilities Auth.	4.00	9/01/2024	4,980
4,000	Educational Facilities Auth.	5.00	9/01/2023	4,373
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2019	2,030
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2020	2,090
6,721	Kearny Board of Education	2.75	7/10/2019	6,731
6,000	Lyndhurst Township School District	3.00	9/13/2019	6,038
2,000	Tobacco Settlement Financing Corp.	3.20	6/01/2027	2,003
12,846	Township of Belleville	3.00	5/24/2019	12,877
4,275	Township of Harmony	2.50	4/18/2019	4,280
7,538	Township of Vernon	2.50	3/22/2019	7,548
3,160	Transportation Trust Fund Auth. (INS -
	National Public Finance Guarantee
	Corp.)	5.50	12/15/2020	3,348
5,000	Transportation Trust Fund Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.25	12/15/2020	5,291
1,500	Transportation Trust Fund Auth.	5.00	6/15/2022	1,616
3,835	Transportation Trust Fund Auth.	5.00	6/15/2023	4,182
5,095	Transportation Trust Fund Auth.	5.00	6/15/2024	5,655
10,000	Transportation Trust Fund Auth. (MUNIPSA
	+ 1.20%) (Put Date 12/15/2021)(a)	2.91(b)	6/15/2034	10,091
				245,316

New Mexico (1.6%)

5,000	City of Farmington (Put Date 4/01/2020)(a)	1.88	4/01/2029	4,940
5,000	City of Farmington (Put Date 4/01/2020)(a)	1.88	4/01/2029	4,941
7,000	City of Farmington (Put Date 4/01/2020)(a)	1.88	4/01/2029	6,917
6,000	City of Farmington (Put Date 10/01/2021)(a)	1.88	4/01/2033	5,831
2,000	City of Farmington (Put Date 6/01/2022)(a)	2.13	6/01/2040	1,940
				24,569

New York (9.8%)

18,291	City of Long Beach	2.00	2/14/2019	18,291
4,000	City of Long Beach	2.50	6/21/2019	4,005
9,780	City of New York (LOC - Mizuho Bank Ltd.)
	(Put Date 1/02/2019)(e)	1.80	10/01/2040	9,780
1,900	City of New York (LIQ - J.P.Morgan Chase &
	Co.) (Put Date 1/02/2019)(e)	1.72	8/01/2038	1,900
5,297	City of Newburgh	2.75	8/02/2019	5,311
3,000	City of Oyster Bay	2.00	2/15/2019	2,998
1,820	City of Poughkeepsie	4.00	5/03/2019	1,826
5,540	City of Watertown	2.25	4/18/2019	5,540
1,200	Dormitory Auth.(d)	5.00	12/01/2024	1,348
1,200	Dormitory Auth.(d)	5.00	12/01/2025	1,364
6,000	Energy Research & Dev. Auth. (Put Date
	5/01/2020)(a)	2.00	2/01/2029	5,978
10,000	Hempstead Union Free School District	2.75	6/27/2019	10,022
5,000	Long Island Power Auth. (70% of 1 mo.
	LIBOR + 0.75%) (Put Date 10/01/2023)(a)	2.39(b)	5/01/2033	5,002
4,000	Long Island Power Auth. (70% of 1 mo.
	LIBOR + 0.75%) (Put Date 10/01/2023)(a)	2.39(b)	5/01/2033	4,001
5,170	Monroe County	5.00	6/01/2020	5,394
12,000	MTA (MUNIPSA + 0.58%) (Put Date
	11/01/2019)(a)	2.29(b)	11/01/2031	12,000
8,000	MTA (MUNIPSA + 0.45%) (Put Date
	11/15/2022)(a)	2.16(b)	11/15/2044	7,942
500	Niagara Area Dev. Corp.(d)	3.50	11/01/2024	495
4,455	Owego Apalachin CSD	2.63	10/25/2019	4,466

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,520	Rockland County	3.50%	10/01/2019 $	1,538
1,575	Rockland County	3.50	10/01/2020	1,609
2,500	Rockland County (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2023	2,791
1,600	Rockland County (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2024	1,820
2,500	Suffolk County EDC	5.00	7/01/2019	2,536
2,640	Suffolk County EDC	5.00	7/01/2020	2,750
3,000	Town of Canadice	3.00	7/19/2019	3,010
8,000	Utica CSD	2.50	6/25/2019	8,010
8,505	Utica CSD	2.50	7/19/2019	8,515
7,000	Wyandanch Union Free School District	2.50	6/21/2019	7,007
				147,249

North Carolina (0.7%)

11,100 Capital Facilities Finance Agency (Put Date
3/01/2019)(e)	2.10	7/01/2034	11,102

Ohio (1.9%)

5,000	American Municipal Power,Inc. (Put Date
	8/15/2021)(a)	2.25	2/15/2048	5,001
1,000	Higher Educational Facility Commission	5.00	5/01/2021	1,058
500	Higher Educational Facility Commission	5.00	5/01/2022	539
550	Higher Educational Facility Commission	5.00	5/01/2023	604
1,000	Higher Educational Facility Commission	5.00	5/01/2024	1,114
1,160	Lucas County	5.00	11/15/2019	1,186
1,150	Southeastern Port Auth.	5.00	12/01/2021	1,204
1,000	Southeastern Port Auth.	5.00	12/01/2025	1,082
5,500	State (Put Date 1/07/2019)(a)	1.96(f)	1/15/2045	5,500
3,665	State (Put Date 3/01/2019)(e)	2.10	11/01/2035	3,665
1,800	Water Dev. Auth.	1.55	7/01/2021	1,751
7,000	Water Dev. Auth. (Put Date 6/03/2019)(a),(h)	4.00	6/01/2033	4,865
				27,569

Oklahoma (2.0%)

500	Dev. Finance Auth.	5.00	8/15/2023	549
600	Dev. Finance Auth.	5.00	8/15/2024	666
550	Dev. Finance Auth.	5.00	8/15/2025	618
7,250	Municipal Power Auth. (MUNIPSA + 0.39%)	2.10(b)	1/01/2023	7,252
21,390	Muskogee Industrial Trust (Put Date
	1/07/2019)(e)	1.78	1/01/2025	21,390
				30,475

Pennsylvania (6.9%)

1,800	Allegheny County Hospital Dev. Auth. (LIQ -
	Royal Bank of Canada) (LOC - Royal
	Bank of Canada) (Put Date
	1/02/2019)(d),(e)	1.70	4/01/2022	1,800
5,250	Allentown CSD	2.20	1/02/2019	5,250
7,575	Berks County Municipal Auth. (MUNIPSA +
	1.50%) (Put Date 7/01/2022)(a)	3.21(b)	11/01/2039	7,691
1,000	Bethlehem Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	11/15/2020	1,055
705	Chester County IDA	3.75	10/01/2024	714
1,165	Coatesville School District (Zero Coupon)	0.00	8/15/2019	1,146
5,305	Coatesville School District (Zero Coupon)	0.00	8/15/2020	5,073
1,000	Coatesville School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/01/2024	1,115
800	Coatesville School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/01/2025	902
2,000	Commonwealth Financing Auth.	5.00	6/01/2026	2,304
1,870	Cumberland County Municipal Auth.	3.25	12/01/2022	1,892
7,000	Geisinger Auth. (67% of 1 mo. LIBOR +
	1.07%) (Put Date 6/01/2024)(a)	2.76(b)	6/01/2028	7,098

7| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$600	Higher Educational Facilities Auth.	5.00%	7/15/2020 $	623
1,090	Higher Educational Facilities Auth.	5.00	7/15/2021	1,154
500	Hospitals & Higher Education Facilities
	Auth.	5.00	7/01/2019	506
1,595	Hospitals & Higher Education Facilities
	Auth.	5.00	7/01/2022	1,708
550	Luzerne County IDA (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/15/2025	617
500	Luzerne County IDA (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/15/2026	560
1,000	Luzerne County IDA (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/15/2027	1,118
6,250	Montgomery County Higher Education &
	Health Auth. (MUNIPSA + 0.72%) (Put
	Date 9/01/2023)(a)	2.43(b)	9/01/2051	6,250
5,000	Montgomery County IDA (Put Date
	9/01/2020)(a)	2.60	3/01/2034	4,983
7,000	Northampton County General Purpose
	Auth. (MUNIPSA + 1.40%) (Put Date
	8/15/2020)(a)	3.11(b)	8/15/2043	7,060
1,855	Northampton County General Purpose
	Auth. (70% of 1 mo. LIBOR + 1.04%)
	(Put Date 8/15/2024)(a)	2.68(b)	8/15/2048	1,856
5,000	School District of Philadelphia	5.00	9/01/2021	5,363
5,500	School District of Philadelphia	5.00	9/01/2022	6,010
2,435	Scranton School District	5.00	6/01/2023	2,636
7,000	Scranton School District (68% of 1 mo.
	LIBOR + 0.85%) (Put Date 4/01/2021)(a)	2.45(b)	4/01/2031	7,011
6,500	Turnpike Commission (MUNIPSA + 0.98%)	2.69(b)	12/01/2021	6,571
6,000	Turnpike Commission (MUNIPSA + 1.15%)	2.86(b)	12/01/2019	6,018
6,000	Turnpike Commission (MUNIPSA + 1.27%)	2.98(b)	12/01/2020	6,067
1,570	West Mifflin School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	10/01/2021	1,671
				103,822

Puerto Rico (0.1%)

1,000	Industrial Tourist Educational Medical and
	Environmental Control Facilities
	Financing Auth.	5.00	4/01/2019	1,006
700	Industrial Tourist Educational Medical and
	Environmental Control Facilities
	Financing Auth.	4.00	4/01/2020	693
				1,699

South Carolina (0.7%)

10,000 Patriots Energy Group Financing Agency
(67% of 1 mo. LIBOR + 0.86%) (Put Date
2/01/2024)(a)	2.43(b)	10/01/2048	9,977

Tennessee (1.1%)

16,850 Chattanooga Health Educational & Housing
Facility Board (Put Date 1/07/2019)(e)	1.85	5/01/2039	16,850

Texas (6.0%)

1,100	Austin Convention Enterprises, Inc.	5.00	1/01/2024	1,215
400	Austin Convention Enterprises, Inc.	5.00	1/01/2025	445
400	Austin Convention Enterprises, Inc.	5.00	1/01/2027	439
700	Decatur Hospital Auth.	5.00	9/01/2021	740
780	Decatur Hospital Auth.	5.00	9/01/2024	859
2,250	Harris County Cultural Education Facilities
	Finance Corp. (MUNIPSA + 0.70%)	2.41(b)	6/01/2019	2,254
5,245	Harris County Health Facilities Dev. Corp.
	(Put Date 1/02/2019)(e)	1.72	12/01/2041	5,245

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

	$480 Harris County Municipal Utility District No.
	165 (INS - Build America Mutual
	Assurance Co.)	3.00%	3/01/2020 $	486

565Harris County Municipal Utility District No. 165 (INS - Build America Mutual

	Assurance Co.)	3.00	3/01/2021	575
650	Harris County Municipal Utility District No.
	165 (INS - Build America Mutual
	Assurance Co.)	3.00	3/01/2022	666
520	Harris County Municipal Utility District No.
	165 (INS - Build America Mutual
	Assurance Co.)	3.00	3/01/2023	535
1,750	Irving Hospital Auth. (MUNIPSA + 1.10%)
	(Put Date 10/15/2023)(a)	2.81(b)	10/15/2044	1,755
3,000	Karnes County Hospital District	5.00	2/01/2024	3,172
1,250	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2023	1,133
2,300	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2024	2,085
2,135	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2025	1,935
4,000	North Texas Tollway Auth. (MUNIPSA +
	0.67%) (Put Date 1/01/2020)(a)	2.38(b)	1/01/2038	4,000
9,115	Northside ISD (NBGA - Texas Permanent
	School Fund) (Put Date 8/01/2020)(a)	2.13	8/01/2040	9,118
8,400	Port of Port Arthur Navigation District (Put
	Date 1/02/2019)(e)	2.05	4/01/2040	8,400
9,620	Port of Port Arthur Navigation District (Put
	Date 1/02/2019)(e)	2.05	4/01/2040	9,620
8,000	Port of Port Arthur Navigation District (Put
	Date 1/02/2019)(e)	2.05	4/01/2040	8,000
20,005	Port of Port Arthur Navigation District (Put
	Date 1/07/2019)(e)	2.10	11/01/2040	20,005
7,175	Red River Auth. (INS - National Public
	Finance Guarantee Corp.)	4.45	6/01/2020	7,375
				90,057

Virginia (0.2%)

3,506	Marquis Community Dev. Auth.(h),(i)	5.10	9/01/2036	2,369
5,111	Marquis Community Dev. Auth. (Zero
	Coupon)(h),(i)	0.00	9/01/2041	258
1,074	Marquis Community Dev. Auth., 7.50%,
	9/01/2021(d),(h),(i)	0.00(j)	9/01/2045	756
				3,383

Washington (0.3%)

2,000	Health Care Facilities Auth.	5.00	8/15/2026	2,253
2,175	Health Care Facilities Auth.	5.00	8/15/2027	2,461
				4,714

West Virginia (1.0%)

10,000	EDA	3.25	5/01/2019	10,011
5,500	EDA (Put Date 4/01/2019)(a)	1.90	3/01/2040	5,495
				15,506

Wisconsin (0.5%)

1,200	Health and Educational Facilities Auth.
	(ETM)	5.00	8/15/2021	1,294
3,500	Health and Educational Facilities Auth.	2.65	11/01/2020	3,496

9| USAA Tax Exempt Short-Term Fund

Principal					Market
Amount			Coupon	Final	Value
(000)	Security		Rate	Maturity	(000)

$1,700	Health and Educational Facilities Auth.
	(MUNIPSA + 0.65%) (Put Date
	7/31/2024)(a)		2.36%(b)	8/15/2054 $	1,697
1,500	Public Finance Auth.(d)		3.50	11/15/2023	1,500
					7,987
	Total Municipal Obligations (cost: $1,506,504)				1,508,797
	Total Investments(cost:$1,506,504)				$1,508,797
($ in 000s)		VALUATION HIERARCHY

Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations		$—	$1,505,414	$3,383	$1,508,797
Total		$—	$1,505,414	$3,383	$1,508,797

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

Municipal
($ in 000s)	Obligations

Balance as of March 31, 2018	$3,025
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Net realized gain (loss) on investments	–
Change in net unrealized appreciation/(depreciation) of investments	358
Balance as of December 31, 2018	$3,383
At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Tax Exempt Short-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

11 | USAA Tax Exempt Short-Term Fund

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

Notes to Portfolio of Investments | 12

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,496,107,000 at December 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Upcoming Accounting Pronouncement– In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

G.Recently Adopted Accounting Standard – On August 2018, the FASB issued ASU

2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
ISD	Independent School District
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority

13 | USAA Tax Exempt Short-Term Fund

MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(b)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2018.

(c)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(e)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

Notes to Portfolio of Investments | 14

(f)Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

(g)At December 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(h)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(i)Security was classified as Level 3.

(j)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

15 | USAA Tax Exempt Short-Term Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TAX EXEMPT MONEY MARKET FUND

DECEMBER 31, 2018

(Form N-Q)

48461-0219	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Money Market Fund

December 31, 2018 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (100.0%)

Alabama (4.3%)

$30,300	City of Mobile IDB (Put Date 1/07/2019)(a)	1.79%	6/01/2034	$30,300
10,000	Columbia IDB (Put Date 1/07/2019)(a)	1.79	12/01/2037	10,000

700Huntsville-Oakwood College Educational Building Auth. (LOC - BB&T Corp.) (Put

	Date 1/07/2019)(a)	1.83	12/01/2022	700
25,500	Mobile County IDA (LOC - Swedbank AB)
	(Put Date 1/07/2019)(a)	1.80	7/01/2040	25,500
5,190	West Jefferson IDB (Put Date 1/07/2019)(a)	1.80	6/01/2028	5,190
				71,690

Arkansas (0.3%)

5,175 City of Texarkana (LOC - PNC Financial
Services Group) (Put Date 1/07/2019)(a)	1.86	3/01/2021	5,175

California (6.7%)

3,025	Alameda County IDA (LOC - Comerica
	Bank, N.A.) (Put Date 1/07/2019)(a)	1.73	12/01/2040	3,025
3,700	Alameda County IDA (LOC - BNP Paribas)
	(Put Date 1/07/2019)(a)	1.73	12/01/2040	3,700
7,000	Antioch Unified School District (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(a),(b)	1.76	8/01/2047	7,000
5,885	City of Los Angeles (LOC - U.S. Bancorp)
	(Put Date 1/07/2019)(a)	1.69	8/01/2035	5,885
11,300	City of Sacramento Financing Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(a),(b)	1.81	12/01/2033	11,300
10,000	Enterprise Dev. Auth. (LOC - Federal Home
	Loan Bank of San Francisco) (Put Date
	1/07/2019)(a),(b)	1.76	12/01/2042	10,000

780Pollution Control Financing Auth. (LOC - Comerica Bank, N.A.) (Put Date

	1/07/2019)(a)	1.73	12/01/2030	780
3,200	Pollution Control Financing Auth. (LOC -
	BNP Paribas) (Put Date 1/07/2019)(a)	1.79	11/01/2019	3,200
23,000	Pollution Control Financing Auth. (LOC -
	Mizuho Corporate Bank Ltd.) (Put Date
	1/02/2019)(a)	2.15	11/01/2026	23,000
18,000	San Diego County Water Auth.	1.74	3/05/2019	18,000
4,805	Statewide Communities Dev. Auth. (LIQ -
	J.P.Morgan Chase & Co.) (Put Date
	1/07/2019)(a),(b)	1.71	10/01/2020	4,805
20,000	Statewide Communities Dev. Auth.	1.80	5/03/2019	20,000
				110,695

1| USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Colorado (0.5%)

$8,280 Sheridan Redev. Agency (LOC - J.P.Morgan
Chase & Co.) (Put Date 1/07/2019)(a)	1.75%	12/01/2029 $	8,280

Connecticut (0.3%)

5,000 Health & Educational Facilities Auth. (LOC -
Bank of America Corp.) (Put Date
1/07/2019)(a)	1.73	7/01/2030	5,000

District Of Columbia (0.9%)

1,200	District (LOC - Bank of America Corp.) (Put
	Date 1/07/2019)(a)	1.91	7/01/2022	1,200
13,590	Metropolitan Washington Airports Auth.
	(LOC - Sumitomo Mitsui Banking Corp.)
	(Put Date 1/07/2019)(a)	1.67	10/01/2039	13,590
				14,790

Florida (2.8%)

5,900	City of Jacksonville (Put Date 1/02/2019)(a)	1.74	5/01/2029	5,900
23,800	Escambia County (Put Date 1/02/2019)(a)	1.79	4/01/2039	23,800
11,220	Grove Resort Community Dev. District (LIQ
	- Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(a),(b)	2.01	4/15/2022	11,220
2,050	Lee County IDA (LOC - Fifth Third Bank)
	(Put Date 1/07/2019)(a)	1.92	6/01/2025	2,050
2,235	Miami-Dade County IDA (Put Date
	1/02/2019)(a)	1.74	4/01/2020	2,235
2,000	Miami-Dade County IDA (Put Date
	1/02/2019)(a)	1.75	6/01/2021	2,000
				47,205

Georgia (0.8%)

12,600 Roswell Housing Auth. (LOC - Northern
Trust Corp.) (Put Date 1/07/2019)(a)	1.72	9/01/2027	12,600

Illinois (6.7%)

10,900	City of Galesburg (LOC - PNC Financial
	Services Group) (Put Date 1/07/2019)(a)	1.71	3/01/2031	10,900
1,395	Dev. Finance Auth. (LOC - Bank of America
	Corp.) (Put Date 1/07/2019)(a)	1.75	9/01/2032	1,395
16,000	Dev. Finance Auth. (LOC - Fifth Third Bank)
	(Put Date 1/07/2019)(a)	1.81	2/01/2033	16,000
9,100	Dev. Finance Auth. (LOC - PNC Financial
	Services Group) (Put Date 1/07/2019)(a)	1.70	3/01/2032	9,100
2,675	Educational Facilities Auth. (LOC -
	Huntington National Bank) (Put Date
	1/07/2019)(a)	1.88	10/01/2032	2,675
1,370	Educational Facilities Auth. (LOC - Fifth
	Third Bank) (Put Date 1/07/2019)(a)	1.90	7/01/2024	1,370
8,400	Finance Auth. (LOC - Key Bank, N.A.) (Put
	Date 1/07/2019)(a)	1.78	11/01/2039	8,400
7,100	Finance Auth. (LOC - Huntington National
	Bank) (Put Date 1/07/2019)(a)	1.88	10/01/2033	7,100
4,640	Finance Auth. (LOC - Northern Trust Corp.)
	(Put Date 1/07/2019)(a)	1.80	4/01/2033	4,640
15,635	Finance Auth. (LOC - PNC Financial
	Services Group) (Put Date 1/07/2019)(a)	1.71	4/01/2037	15,635

Portfolio of Investments | 2

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$10,600	Kane County (LOC - Fifth Third Bank) (Put
	Date 1/07/2019)(a)	1.81%	2/01/2028 $	10,600
22,490 Metropolitan Pier & Exposition Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(a),(b)	2.04	6/15/2050	22,490
				110,305

Indiana (1.3%)

4,995	City of Berne (LOC - Federal Home Loan
	Bank of Indianapolis) (Put Date
	1/07/2019)(a)	1.75	10/01/2033	4,995
3,130	City of Evansville (LOC - Fifth Third Bank)
	(Put Date 1/07/2019)(a)	1.90	1/01/2025	3,130
8,030	Finance Auth. (LOC - Federal Home Loan
	Bank of Indianapolis) (Put Date
	1/07/2019)(a)	1.77	7/01/2029	8,030
3,985	Finance Auth. (LOC - Fifth Third Bank) (Put
	Date 1/07/2019)(a)	1.92	9/01/2031	3,985
555	Finance Auth. (LOC - Bank of America
	Corp.) (Put Date 1/07/2019)(a)	1.63	3/01/2036	555
				20,695

Iowa (7.6%)

6,850	City of Chillicothe (Put Date 1/07/2019)(a)	1.71	1/01/2023	6,850
12,750	City of Council Bluffs (Put Date
	1/07/2019)(a)	1.71	1/01/2025	12,750
14,180	City of Hills (LIQ - Deutsche Bank A.G.)
	(LOC - Deutsche Bank A.G.) (Put Date
	1/07/2019)(a),(b)	2.06	6/01/2035	14,180
41,763	Finance Auth. (Put Date 1/07/2019)(a)	1.75	9/01/2036	41,763
9,600	Finance Auth. (Put Date 1/07/2019)(a)	1.75	6/01/2039	9,600
7,150	Finance Auth. (Put Date 1/07/2019)(a)	1.71	9/01/2036	7,150
33,400	Louisa County (Put Date 1/07/2019)(a)	1.72	10/01/2024	33,400
				125,693

Kansas (1.4%)

8,250	City of Burlington (Put Date 1/07/2019)(a)	2.00	9/01/2035	8,250
15,000	City of St. Marys (Put Date 1/07/2019)(a)	2.01	4/15/2032	15,000
				23,250

Kentucky (1.3%)

10,820	City of Georgetown (LOC - Fifth Third
	Bank) (Put Date 1/07/2019)(a)	1.90	11/15/2029	10,820
2,085	Lexington-Fayette Urban County (LOC -
	Federal Home Loan Bank of Cincinnati)
	(Put Date 1/07/2019)(a)	1.96	12/01/2027	2,085
8,430	Lexington-Fayette Urban County (LOC -
	Fifth Third Bank) (Put Date 1/07/2019)(a)	1.90	1/01/2033	8,430
				21,335

Louisiana (3.1%)

4,625	City of New Orleans (LOC - Capital One,
	N.A.) (Put Date 1/07/2019)(a)	1.86	8/01/2024	4,625
7,500	Environmental Facilities & Community Dev.
	Auth. (Put Date 1/07/2019)(a)	1.75	12/01/2030	7,500
1,400	Hammond Area Economic & Industrial Dev.
	District (LOC - Federal Home Loan Bank
	of Dallas) (Put Date 1/07/2019)(a)	1.79	3/01/2033	1,400

3| USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$32,755	St. James Parish (Put Date 1/07/2019)(a)	2.00%	11/01/2040 $	32,755
5,725	St. Tammany Parish (LOC - Federal Home
	Loan Bank of Dallas) (Put Date
	1/07/2019)(a)	1.79	3/01/2033	5,725
				52,005

Maryland (2.0%)

8,810	City of Williamsport (LOC - Manufacturers
	& Traders Trust Co.) (Put Date
	1/07/2019)(a)	1.76	11/01/2037	8,810
4,500	Health & Higher Educational Facilities Auth.	1.73	1/02/2019	4,500
5,300	Health & Higher Educational Facilities Auth.	1.77	2/04/2019	5,300
15,000	Health & Higher Educational Facilities Auth.	1.79	3/07/2019	15,000
				33,610

Michigan (3.0%)

800	Finance Auth. (LOC - Fifth Third Bank) (Put
	Date 1/07/2019)(a)	1.94	12/01/2032	800
4,500	Finance Auth. (LOC - Fifth Third Bank) (Put
	Date 1/07/2019)(a)	1.94	12/01/2032	4,500
20,760	Higher Educational Facilities Auth. (LOC -
	Comerica Bank, N.A.) (Put Date
	1/02/2019)(a)	1.73	11/01/2036	20,760
20,000	Michigan State University (LIQ - Royal Bank
	of Canada)(LOC - Royal Bank of
	Canada) (Put Date 1/02/2019)(a),(b)	1.72	7/01/2020	20,000
835	Strategic Fund (LOC - Fifth Third Bank)
	(Put Date 1/07/2019)(a)	1.81	10/01/2027	835
3,000	Strategic Fund (LOC - Fifth Third Bank)
	(Put Date 1/07/2019)(a)	1.92	3/01/2037	3,000
				49,895

Minnesota (0.4%)

1,650	Canby Community Hospital District No.1
	(Put Date 1/07/2019)(a)	2.09	11/01/2026	1,650
4,340	City of New Ulm (LOC - Federal Home
	Loan Bank of Chicago) (Put Date
	1/07/2019)(a)	1.79	10/01/2040	4,340
				5,990

Mississippi (0.2%)

4,040 Business Finance Corp. (LOC - Federal
Home Loan Bank of Dallas) (Put Date
1/07/2019)(a)	1.79	3/01/2033	4,040

Missouri (2.8%)

1,300	Health & Educational Facilities Auth. (LOC -
	Fifth Third Bank) (Put Date 1/07/2019)(a)	1.81	11/01/2020	1,300
25,500	Health & Educational Facilities Auth. (LIQ -
	Royal Bank of Canada)(LOC - Royal
	Bank of Canada) (Put Date
	1/07/2019)(a),(b)	1.77	9/01/2039	25,500
20,000	Jackson County IDA (LOC - Commerce
	Bank, N.A.) (Put Date 1/07/2019)(a)	1.77	7/01/2025	20,000
				46,800

Montana (1.5%)

5,000 Board of Investments (NBGA - Montana
Board of Investments Intercap Program)
(Put Date 3/01/2019)(a)	1.65	3/01/2025	5,000

Portfolio of Investments | 4

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$10,000	Board of Investments (NBGA - Montana
	Board of Investments Intercap Program)
	(Put Date 3/01/2019)(a)	1.65%	3/01/2028 $	10,000
10,000 Board of Investments (NBGA - Montana
	Board of Investments Intercap Program)
	(Put Date 3/01/2019)(a)	1.65	3/01/2029	10,000
				25,000

Nebraska (1.2%)

10,000	Central Plains Energy Project (LIQ - Royal
	Bank of Canada) (LOC - Royal Bank of
	Canada) (Put Date 1/07/2019)(a),(b)	1.77	3/01/2020	10,000
10,000	Washington County (Put Date 1/07/2019)(a)	1.75	12/01/2040	10,000
				20,000

Nevada (1.4%)

23,870 Clark County (LOC - Bank of America
Corp.) (Put Date 1/07/2019)(a)	2.91	12/01/2041	23,870

New Hampshire (2.5%)

34,990	Business Finance Auth. (LOC - Landesbank
	Hessen-Thuringen) (Put Date
	1/07/2019)(a)	1.76	9/01/2030	34,990
6,240	Health & Educational Facilities Auth. (LOC -
	Toronto-Dominion Bank) (Put Date
	1/07/2019)(a)	1.74	10/01/2030	6,240
				41,230

New Jersey (1.1%)

2,675	EDA (LOC - Bank of America Corp.) (Put
	Date 1/07/2019)(a)	1.72	11/01/2027	2,675
15,000	Morris County Improvement Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(a),(b)	2.11	10/01/2047	15,000
				17,675

New Mexico (0.3%)

5,000 Hospital Equipment Loan Council (LOC -
Fifth Third Bank) (Put Date 1/07/2019)(a)	1.81	7/01/2025	5,000

New York (11.9%)

5,680	Build NYC Resource Corp. (LOC -
	Toronto-Dominion Bank) (Put Date
	1/07/2019)(a)	1.81	12/01/2045	5,680
1,920	Chautauqua County IDA (LOC - Citizens
	Financial Group) (Put Date 1/07/2019)(a)	1.82	8/01/2027	1,920
9,835	Chautauqua Lake CSD	2.50	6/27/2019	9,864
9,700	Chenango Forks CSD	2.50	6/18/2019	9,726
10,000	Elmira CSD	2.50	6/27/2019	10,028
555	Erie County IDA (LOC - Key Bank, N.A.)
	(Put Date 1/07/2019)(a)	1.80	6/01/2022	555
910	Erie County IDA (LOC - Key Bank, N.A.)
	(Put Date 1/07/2019)(a)	1.80	6/01/2022	910
3,245	Guilderland IDA (LOC - Key Bank, N.A.)
	(Put Date 1/07/2019)(a)	1.80	7/01/2032	3,245
3,105	Holley CSD	2.50	6/25/2019	3,113
4,500	Hornell CSD	2.50	6/26/2019	4,512
22,400	Hudson Yards Infrastructure Corp. (LIQ -
	Royal Bank of Canada) (LOC - Royal
	Bank of Canada) (Put Date
	1/07/2019)(a),(b)	1.76	2/15/2019	22,400

5| USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$15,000	Liberty Dev. Corp. (LIQ - Royal Bank of
	Canada) (LOC - Royal Bank of Canada)
	(Put Date 1/07/2019)(a),(b)	1.76%	11/15/2019 $	15,000
15,705	Maine Endwell CSD	2.50	6/28/2019	15,752
8,800	Marcellus CSD	2.50	6/28/2019	8,826
4,400	New York City (LOC - Bank Of America,
	N.A.) (Put Date 1/02/2019)(a)	1.70	4/01/2036	4,400
7,500	New York City Capital Resources Corp.
	(LOC - Manufacturers & Traders Trust
	Co.) (Put Date 1/07/2019)(a)	1.83	12/01/2040	7,500
660	New York City IDA (LOC -
	Toronto-Dominion Bank) (Put Date
	1/07/2019)(a)	1.81	12/01/2027	660
470	Niagara County IDA (LOC - Key Bank, N.A.)
	(Put Date 1/07/2019)(a)	1.80	9/01/2021	470
3,935	Oneida County IDA (LOC - Citizens
	Financial Group) (Put Date 1/07/2019)(a)	1.72	7/01/2037	3,935
5,920	Onondaga County IDA (LOC -
	Manufacturers & Traders Trust Co.) (Put
	Date 1/07/2019)(a)	1.76	12/01/2031	5,920
9,430	Ramapo Housing Auth. (LOC -
	Manufacturers & Traders Trust Co.) (Put
	Date 1/07/2019)(a)	1.81	12/01/2029	9,430
5,000	Salmon River CSD	2.50	6/28/2019	5,013
4,600	Schuylerville CSD	2.50	6/28/2019	4,614
1,000	Seneca County IDA (LOC - Key Bank, N.A.)
	(Put Date 1/07/2019)(a)	1.80	4/01/2020	1,000
1,995	St. Lawrence County IDA (LOC - Citizens
	Financial Group) (Put Date 1/07/2019)(a)	1.95	7/01/2037	1,995
32,100	State Dormitory Auth. (LOC - Citizens
	Financial Group) (Put Date 1/07/2019)(a)	1.90	6/01/2038	32,100
3,185	Syracuse IDA (LOC - Key Bank, N.A.) (Put
	Date 1/07/2019)(a)	1.80	1/01/2033	3,185
5,399	Union Endicott CSD	2.50	6/28/2019	5,416
				197,169

Ohio (0.6%)

2,200	Cincinnati & Hamilton County Port Auth.
	(LOC - Fifth Third Bank) (Put Date
	1/02/2019)(a)	1.76	9/01/2025	2,200
2,900	Hamilton County (LOC - Fifth Third Bank)
	(Put Date 1/07/2019)(a)	1.90	12/01/2024	2,900
1,030	Highland County Joint Township Hospital
	District (LOC - Fifth Third Bank) (Put Date
	1/07/2019)(a)	1.92	8/01/2024	1,030
2,465	Lorain Port Auth. (LOC - Key Bank, N.A.)
	(Put Date 1/07/2019)(a)	1.89	7/01/2028	2,465
1,035	Wayne County (LOC - Fifth Third Bank)
	(Put Date 1/07/2019)(a)	1.91	9/01/2021	1,035
				9,630

Oklahoma (4.3%)

5,925	Edmond EDA (LOC - Bank of Oklahoma,
	N.A.) (Put Date 1/07/2019)(a)	1.85	6/01/2031	5,925
28,700	Garfield County Industrial Auth. (Put Date
	1/07/2019)(a)	1.80	1/01/2025	28,700
3,700	Muskogee Industrial Trust (Put Date
	1/07/2019)(a)	1.78	1/01/2025	3,700
26,000	Muskogee Industrial Trust (Put Date
	1/07/2019)(a)	1.79	6/01/2027	26,000
7,715	Tulsa Industrial Auth. (LOC - Bank of
	Oklahoma, N.A.) (Put Date 1/07/2019)(a)	1.85	11/01/2026	7,715
				72,040

Portfolio of Investments | 6

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Pennsylvania (2.7%)

$2,650	Allegheny County Hospital Dev. Auth. (LOC
	- PNC Financial Services Group) (Put
	Date 1/07/2019)(a)	1.71%	6/01/2035 $	2,650
6,900	Allegheny County Hospital Dev. Auth. (LIQ -
	Royal Bank of Canada) (LOC - Royal
	Bank of Canada) (Put Date
	1/02/2019)(a),(b)	1.70	4/01/2022	6,900
16,450	Bucks County IDA (LOC - PNC Financial
	Services Group) (Put Date 1/07/2019)(a)	1.71	7/01/2039	16,450
8,845	Delaware Valley Regional Finance Auth.
	(LOC - PNC Financial Services Group)
	(Put Date 1/07/2019)(a)	1.71	6/01/2042	8,845
9,600	Derry Township Industrial & Commercial
	Dev. Auth. (LOC - PNC Financial
	Services Group) (Put Date 1/07/2019)(a)	1.71	11/01/2030	9,600
				44,445

Rhode Island (0.4%)

3,950	Commerce Corp. (LOC - Citizens Financial
	Group) (Put Date 1/07/2019)(a)	1.83	3/01/2038	3,950
3,250	Health & Educational Building Corp. (LOC -
	Citizens Financial Group) (Put Date
	1/02/2019)(a)	1.66	6/01/2035	3,250
				7,200

South Carolina (0.9%)

15,055 Jobs EDA (LIQ - Deutsche Bank A.G.) (LOC
- Deutsche Bank A.G.) (Put Date
1/07/2019)(a),(b)	1.78	11/01/2029	15,055

South Dakota (0.7%)

4,095	Health & Educational Facilities Auth. (Put
	Date 1/07/2019)(a)	2.09	11/01/2027	4,095
2,015	Health & Educational Facilities Auth. (Put
	Date 1/07/2019)(a)	2.09	11/01/2025	2,015
5,975	Health & Educational Facilities Auth. (Put
	Date 1/07/2019)(a)	2.09	11/01/2020	5,975
				12,085

Tennessee (1.7%)

17,720	Chattanooga Health Educational & Housing
	Facility Board (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put
	Date 1/07/2019)(a),(b)	1.86	1/01/2045	17,720
10,375	Metropolitan Government of Nashville &
	Davidson County (LOC - Fifth Third Bank)
	(Put Date 1/07/2019)(a)	1.90	12/01/2024	10,375
				28,095

Texas (16.1%)

32,200	Atascosa County IDC (NBGA - National
	Rural Utility Corp.) (Put Date
	1/07/2019)(a)	1.75	6/30/2020	32,200
7,200	Brazos Harbor IDC (Put Date 1/07/2019)(a)	1.75	7/01/2022	7,200
23,700	Brooks Dev. Auth. (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put
	Date 1/07/2019)(a),(b)	2.01	8/15/2052	23,700
16,660	City of Dallas	1.82	1/07/2019	16,660
10,000	City of Houston (LOC - Citygroup, Inc.)	1.81	3/20/2019	10,000
10,000	City of Houston (LOC - Barclays Bank plc)	1.79	2/05/2019	10,000

7| USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$15,000	City of Houston (LOC - Barclays Bank plc)	1.80%	3/07/2019 $	15,000
15,000	City of Houston (LOC - Barclays Bank plc)	1.79	2/12/2019	15,000
35,000	Dallas Area Rapid Transit	1.80	2/01/2019	35,000
20,000	Dallas Area Rapid Transit	1.81	3/12/2019	20,000
16,000	Port of Port Arthur IDC (Put Date
	1/07/2019)(a)	1.75	12/01/2040	16,000
25,000	Port of Port Arthur IDC (Put Date
	1/07/2019)(a)	1.75	6/01/2041	25,000
12,895	Port of Port Arthur Navigation District (Put
	Date 1/02/2019)(a)	2.05	4/01/2040	12,895
20,600	Port of Port Arthur Navigation District (Put
	Date 1/07/2019)(a)	2.10	11/01/2040	20,600
7,000	University of Texas System	1.78	1/09/2019	7,000
				266,255

Virginia (5.2%)

1,260	Alexandria IDA (LOC - Bank of America
	Corp.) (Put Date 1/07/2019)(a)	2.02	7/01/2026	1,260
2,800	College Building Auth. (LIQ - J.P.Morgan
	Chase & Co.) (Put Date 1/07/2019)(a),(b)	1.74	2/01/2021	2,800
6,775	Commonwealth Transportation Board (LIQ -
	Royal Bank of Canada) (Put Date
	1/07/2019)(a),(b)	1.74	5/15/2020	6,775
1,400	Fairfax County EDA (LOC - SunTrust Bank)
	(Put Date 1/07/2019)(a)	1.75	6/01/2037	1,400
7,415	Fairfax County IDA (Put Date 1/07/2019)(a)	1.68	5/15/2042	7,415
23,585	IDA (LOC - Bank of America Corp.)	1.78	1/02/2019	23,585
7,000	Loudoun County EDA (LOC - Northern
	Trust Corp.) (Put Date 1/07/2019)(a)	1.75	6/01/2034	7,000
2,225	Loudoun County EDA (Put Date
	1/07/2019)(a)	1.72	2/15/2038	2,225
8,500	Loudoun County EDA (Put Date
	1/07/2019)(a)	1.70	2/15/2038	8,500
12,700	Loudoun County EDA (Put Date
	1/07/2019)(a)	1.72	2/15/2038	12,700
9,315	Norfolk EDA (Put Date 1/07/2019)(a)	1.67	11/01/2034	9,315
2,540	Roanoke County EDA (LOC - BB&T Corp.)
	(Put Date 1/07/2019)(a)	1.80	10/01/2028	2,540
				85,515

Washington (0.5%)

9,020 Higher Education Facilities Auth. (Put Date
1/07/2019)(a)	1.77	10/01/2031	9,020

West Virginia (0.6%)

9,630 Marshall County (Put Date 1/07/2019)(a)	1.82	3/01/2026	9,630

Wisconsin (0.0%)

530Health & Educational Facilities Auth. (LOC - J.P.Morgan Chase & Co.) (Put Date

1/07/2019)(a)		1.85	5/01/2026	530
Total Municipal Obligations (cost: $1,658,497)				1,658,497
Total Investments (cost: $1,658,497)				$1,658,497
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$1,658,497	$—	$1,658,497
Total	$—	$1,658,497	$—	$1,658,497

Portfolio of Investments | 8

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Tax Exempt Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons. In addition, the Fund may, or in certain circumstances must, impose a fee upon the sale of shares or may temporarily suspend redemptions if the Fund's weekly liquid assets fall below required minimums because of market conditions or other factors.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

9| USAA Tax Exempt Money Market Fund

2.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Securities purchased on a delayed-delivery or when-issued basis– Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,658,686,000 at December 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

Notes to Portfolio of Investments | 10

F. Recently Adopted Accounting Standard – On August 2018, the FASB issued ASU

2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

11 | USAA Tax Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CALIFORNIA BOND FUND

DECEMBER 31, 2018

(Form N-Q)

48462-0219	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA California Bond Fund

December 31, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (98.9%)

California (95.5%)

$1,500	Abag Finance Auth. for Nonprofit Corps.	5.00%	7/01/2042 $	1,574
4,235	Abag Finance Auth. for Nonprofit Corps.
	(NBGA - California Health Insurance
	Construction Loan Insurance Program)	5.00	1/01/2033	4,673
2,000	Adelanto Public Utility Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	7/01/2039	2,280
2,000	Alameda Corridor Transportation Auth.	5.00	10/01/2037	2,205
2,000	Albany Unified School District	5.00	8/01/2043	2,253
1,500	Albany Unified School District	4.00	8/01/2046	1,542
1,500	Anaheim Public Financing Auth.	5.00	5/01/2046	1,649
3,230	Antioch Unified School District (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(a),(b)	1.76	8/01/2047	3,230
17,520	Association of Bay Area Governments (INS
	- XL Capital Assurance)	4.75	3/01/2036	17,591
15,000	Bay Area Toll Auth. (MUNIPSA + 1.25%),
	(Put Date 4/01/2027)(c)	2.96(d)	4/01/2036	15,532
3,085	Burbank Unified School District, 4.30%,
	8/01/2023	0.00(e)	8/01/2023	2,782
3,000	Burbank Unified School District, 4.35%,
	8/01/2023	0.00(e)	8/01/2023	2,687
5,265	Carlsbad Unified School District (PRE) (INS
	- Assured Guaranty Corp.)	5.00	10/01/2034	5,401
9,500	Centinela Valley Union High School District	4.00	8/01/2050	9,731
3,000	Central Unified School District (INS -
	Assured Guaranty Corp.)	5.50	8/01/2029	3,069
1,300	City of Atwater Wastewater (INS - Assured
	Guaranty Municipal Corp.)	5.00	5/01/2043	1,469
5,000	City of Chula Vista	5.88	1/01/2034	5,063
2,000	City of Fillmore Wastewater	5.00	5/01/2047	2,233
7,115	City of Roseville City Electric (PRE)	5.00	2/01/2037	7,379
17,765	City of Sacramento Financing Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 1/07/2019)(a),(b)	1.81	12/01/2033	17,765
2,000	City of Santa Clara Electric	5.25	7/01/2032	2,169
5,710	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	4.00	11/15/2041	5,900
5,000	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	4.00	11/15/2044	5,157
3,000	City of Upland	4.00	1/01/2042	2,956
2,000	City of Upland	5.00	1/01/2047	2,202
1,350	Corona-Norco Unified School District	5.00	9/01/2032	1,493
9,000	East Bay Municipal Utility District
	Wastewater System	5.00	6/01/2038	11,377
6,000	Educational Facilities Auth. (PRE)	5.38	4/01/2034	6,279
3,100	Educational Facilities Auth.	5.00	10/01/2049	3,482
1,000	Educational Facilities Auth.	5.00	10/01/2037	1,128
2,000	Educational Facilities Auth.	5.00	10/01/2043	2,281
2,000	Educational Facilities Auth.	5.00	10/01/2048	2,272

1| USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$10,600	El Centro Financing Auth. (LIQ - Deutsche
	Bank A.G.) (LOC - Deutsche Bank A.G.)
	(Put Date 1/07/2019)(a),(b)	2.06%	7/01/2058 $	10,600
1,500	Elk Grove Finance Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2038	1,684
15,000	Foothill-Eastern Transportation Corridor
	Agency (INS - Assured Guaranty
	Municipal Corp.) (Zero Coupon)	0.00	1/15/2034	8,721
7,500	Foothill-Eastern Transportation Corridor
	Agency (INS - Assured Guaranty
	Municipal Corp.) (Zero Coupon)	0.00	1/15/2035	4,160
5,500	Golden State Tobacco Securitization Corp.	5.00	6/01/2035	5,950
2,400	Grass Valley School District (INS - Build
	America Mutual Assurance Co.)	5.00	8/01/2045	2,685
14,000	Health Facilities Financing Auth.	4.00	11/15/2041	14,217
10,000	Health Facilities Financing Auth.	4.00	10/01/2047	10,113
8,105	Health Facilities Financing Auth.	4.00	3/01/2039	8,185
1,000	Health Facilities Financing Auth.	5.00	8/15/2042	1,104
1,050	Health Facilities Financing Auth. (NBGA -
	California Health Insurance Construction
	Loan Insurance Program)	5.00	7/01/2039	1,186
2,300	Health Facilities Financing Auth. (NBGA -
	California Health Insurance Construction
	Loan Insurance Program)	5.00	7/01/2044	2,581
7,805	Health Facilities Financing Auth. (NBGA -
	California Health Insurance Construction
	Loan Insurance Program)	5.00	6/01/2042	8,439
2,100	Health Facilities Financing Auth.	5.00	11/15/2039	2,285
5,000	Health Facilities Financing Auth.	5.00	7/01/2033	5,546
2,940	Indio Redev. Agency	5.25	8/15/2031	2,947
750	Inglewood Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	8/01/2038	834
6,000	Inland Empire Tobacco Securitization Auth.	5.75	6/01/2026	6,212
1,000	Irvine Unified School District	5.00	9/01/2042	1,080
1,000	Irvine Unified School District	5.00	9/01/2047	1,076
1,000	Irvine Unified School District	5.00	9/01/2042	1,080
525	Irvine Unified School District	5.00	9/01/2047	565
1,000	Irvine Unified School District	5.00	9/01/2049	1,074
1,000	Irvine Unified School District	5.00	9/01/2045	1,077
2,000	Irvine Unified School District	5.00	9/01/2049	2,148
6,000	Irvine Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2056	6,696
1,000	Jurupa Public Financing Auth.	5.00	9/01/2042	1,100
1,500	Local Public Schools Funding Auth. (INS -
	Build America Mutual Assurance Co.)	4.00	8/01/2052	1,522
3,875	Long Beach Bond Finance Auth.	5.00	11/15/2035	4,513
4,000	Los Angeles County Facilities, Inc.	5.00	12/01/2051	4,513
2,000	Los Angeles County Public Works
	Financing Auth.	5.00	12/01/2044	2,243
6,000	Los Angeles County Public Works
	Financing Auth.	5.00	12/01/2045	6,712
5,790	March Joint Powers Redev. Agency (INS -
	Build America Mutual Assurance Co.)	4.00	8/01/2041	5,969
3,800	Modesto Irrigation District (PRE)	5.75	10/01/2034	3,838
2,200	Modesto Irrigation District	5.75	10/01/2034	2,220
3,435	Monrovia Financing Auth.	5.00	12/01/2045	3,886
2,345	Monrovia Financing Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2045	2,636
6,500	Moreno Valley Unified School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	8/01/2047	7,476
3,315	Mountain View School District (INS - Build
	America Mutual Assurance Co.)	5.00	8/01/2048	3,704
2,000	Mountain View Shoreline Regional Park
	Community	5.63	8/01/2035	2,175

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Municipal Finance Auth.	5.00%	7/01/2047 $	1,089
750	Municipal Finance Auth.	5.00	2/01/2037	829
1,000	Municipal Finance Auth.	5.00	2/01/2047	1,091
1,000	Municipal Finance Auth.	5.00	2/01/2042	1,094
1,900	Municipal Finance Auth. (NBGA - California
	Health Insurance Construction Loan
	Insurance Program)	4.13	5/15/2039	1,951
2,100	Municipal Finance Auth. (NBGA - California
	Health Insurance Construction Loan
	Insurance Program)	4.13	5/15/2046	2,148
1,000	Municipal Finance Auth.	5.00	6/01/2050	1,058
2,500	Municipal Finance Auth. (NBGA - California
	Health Insurance Construction Loan
	Insurance Program)	5.00	5/15/2047	2,856
2,500	Municipal Finance Auth.	5.00	6/01/2043	2,837
1,500	Norco Community Redev. Agency (PRE)	5.88	3/01/2032	1,574
1,250	Norco Community Redev. Agency (PRE)	6.00	3/01/2036	1,313
5,000	Norwalk Redev. Agency (INS - National
	Public Finance Guarantee Corp.)	5.00	10/01/2030	5,012
3,500	Norwalk Redev. Agency (INS - National
	Public Finance Guarantee Corp.)	5.00	10/01/2035	3,510
7,500	Norwalk-La Mirada Unified School District
	(INS - Assured Guaranty Municipal Corp.)
	(Zero Coupon)	0.00	8/01/2030	5,241
6,205	Oakdale Irrigation District (PRE)	5.50	8/01/2034	6,347
12,230	Palomar Health (INS - Assured Guaranty
	Municipal Corp.) (Zero Coupon)	0.00	8/01/2031	7,895
5,500	Palomar Health (INS - National Public
	Finance Guarantee Corp.) (Zero Coupon)	0.00	8/01/2026	4,382
2,000	Pittsburg Successor Agency Redev. Agency
	(INS - Assured Guaranty Municipal Corp.)	5.00	9/01/2029	2,319
9,870	Pollution Control Financing Auth.	5.00	11/21/2045	9,983
4,000	Pollution Control Financing Auth.(a)	5.25	8/01/2040	4,221
3,200	Pollution Control Financing Auth. (LOC -
	Mizuho Corporate Bank Ltd.) (Put Date
	1/02/2019)(b)	2.15	11/01/2026	3,200
1,500	Pomona Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	8/01/2039	1,673
3,000	Public Finance Auth.	5.00	10/15/2047	3,205
1,000	Public Finance Auth.	5.00	10/15/2037	1,080
5,705	Public Works Board	5.00	4/01/2031	5,718
6,875	Public Works Board	5.00	4/01/2031	6,891
2,000	Regents of the Univ. of California Medical
	Center	4.00	5/15/2044	2,023
2,800	Rio Elementary School District (INS -
	Assured Guaranty Municipal Corp.)	4.00	8/01/2045	2,879
1,250	Riverside County Public Financing Auth.
	(INS - Build America Mutual Assurance
	Co.)	4.00	10/01/2036	1,292
1,625	Riverside County Public Financing Auth.
	(INS - Build America Mutual Assurance
	Co.)	4.00	10/01/2037	1,674
2,000	Riverside County Redev. Successor Agency
	(INS - Build America Mutual Assurance
	Co.)	4.00	10/01/2037	2,073
2,000	Riverside County Transportation
	Commission (PRE)	5.25	6/01/2039	2,303
2,000	RNR School Financing Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2041	2,230
2,000	Sacramento Area Flood Control Agency
	(INS - Build America Mutual Assurance
	Co.)	5.00	10/01/2044	2,208
1,100	Sacramento County Airport System	5.00	7/01/2041	1,226

3| USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,020	Sacramento Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00%	7/01/2038 $	1,131
2,000	San Diego County Regional Airport Auth.	5.00	7/01/2040	2,082
1,500	San Diego County Regional Airport Auth.	5.00	7/01/2047	1,692
2,500	San Diego Public Facilities Financing Auth.	5.00	10/15/2044	2,823
1,000	San Diego Public Facilities Financing Auth.
	(PRE)	5.25	5/15/2029	1,050
5,760	San Francisco City & County Airport
	Comm-San Francisco International
	Airport	4.90	5/01/2029	5,914
10,000	San Jose Financing Auth.	5.00	6/01/2039	11,064
1,500	San Luis & Delta Mendota Water Auth. (INS
	- Build America Mutual Assurance Co.)	5.00	3/01/2038	1,641
3,000	San Marcos Schools Financing Auth. (PRE)
	(INS - Assured Guaranty Municipal Corp.)	5.00	8/15/2035	3,162
5,000	San Ramon Redev. Agency (INS - Build
	America Mutual Assurance Co.)	5.00	2/01/2038	5,520
3,500	Santa Barbara Financing Auth.	5.00	7/01/2029	3,560
9,000	Santa Barbara Financing Auth.	5.00	7/01/2039	9,155
5,250	Santa Clarita CCD	4.00	8/01/2046	5,430
6,000	Santa Cruz County Redev. Agency (INS -
	Assured Guaranty Municipal Corp.)	5.00	9/01/2035	6,867
1,000	Santa Rosa High School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	8/01/2043	1,134
1,750	School Finance Auth.(a)	5.00	8/01/2041	1,845
2,250	School Finance Auth.(a)	5.00	8/01/2046	2,364
1,370	School Finance Auth.(a)	5.00	7/01/2047	1,473
5,000	State	5.75	4/01/2031	5,047
4,000	State	5.25	2/01/2030	4,375
9,500	State	5.00	8/01/2046	10,711
2,500	State	5.00	9/01/2045	2,823
7,000	State	5.00	11/01/2047	7,997
3,000	State	5.00	2/01/2043	3,255
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2040	2,187
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2042	1,585
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2047	1,580
500	Statewide Communities Dev. Auth.	5.00	11/01/2043	553
3,000	Statewide Communities Dev. Auth.	4.00	8/15/2051	3,008
2,750	Statewide Communities Dev. Auth.	5.00	10/01/2046	3,008
4,000	Statewide Communities Dev. Auth. (NBGA -
	California Health Insurance Construction
	Loan Insurance Program)	4.00	11/01/2046	4,086
2,400	Statewide Communities Dev. Auth. (NBGA -
	California Health Insurance Construction
	Loan Insurance Program)	5.00	8/01/2044	2,646
1,000	Statewide Communities Dev. Auth.	5.00	5/15/2047	1,097
1,000	Statewide Communities Dev. Auth.	5.00	5/15/2050	1,095
5,610	Statewide Communities Dev. Auth. (Put
	Date 1/07/2019)(b)	1.58	4/01/2038	5,610
500	Statewide Communities Dev. Auth. (Put
	Date 1/07/2019)(b)	1.58	4/01/2036	500
4,000	Statewide Communities Dev. Auth.	5.00	7/01/2048	4,478
1,000	Statewide Communities Dev. Auth.	5.00	12/01/2053	1,110
2,500	Statewide Communities Dev. Auth.	5.00	12/01/2057	2,765
1,995	Statewide Communities Dev. Auth.	5.00	1/01/2048	2,152
7,500	Temecula Valley Unified School District
	(INS - Assured Guaranty Municipal Corp.)	4.00	8/01/2045	7,644
1,575	Temecula Valley Unified School District
	Financing Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	9/01/2040	1,750
7,190	Tuolumne Wind Project Auth. (PRE)	5.63	1/01/2029	7,190
8,485	Twin Rivers Unified School District (INS -
	Assured Guaranty Municipal Corp.) (Put
	Date 6/01/2020)(c)	3.20	6/01/2041	8,495

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,105	Val Verde Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00%	8/01/2034 $	1,243
1,530	Val Verde Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	8/01/2035	1,718
4,000	Val Verde Unified School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	3/01/2029	4,023
1,500	Val Verde Unified School District (INS -
	Assured Guaranty Municipal Corp.)	5.13	3/01/2036	1,509
4,475	Val Verde Unified School District (INS -
	Assured Guaranty Municipal Corp.)	4.00	8/01/2045	4,608
4,000	Val Verde Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	8/01/2044	4,497
1,683	Vallejo Sanitation & Flood Control District
	(INS - National Public Finance Guarantee
	Corp.)	5.00	7/01/2019	1,704
5,000	Victor Valley Union High School District
	(INS - Assured Guaranty Municipal Corp.)	4.00	8/01/2037	5,219
15,190	Victorville JT Powers Finance Auth. (LOC -
	BNP Paribas) (Put Date 1/07/2019)(b)	2.21	5/01/2040	15,190
1,250	Washington Township Health Care District	6.00	7/01/2029	1,271
1,000	Washington Township Health Care District	5.00	7/01/2042	1,089
4,585	West Kern Water District	5.00	6/01/2028	4,908
6,000	Western Placer Unified School District (INS
	- Assured Guaranty Municipal Corp.)	4.00	8/01/2041	6,186
				645,800

Guam (2.3%)

1,000	Power Auth.	5.00	10/01/2034	1,048
2,800	Power Auth.	5.00	10/01/2040	2,996
7,000	Waterworks Auth.	5.00	1/01/2046	7,375
4,000	Waterworks Auth.	5.50	7/01/2043	4,265
				15,684

U. S. Virgin Islands (1.1%)

1,125	Public Finance Auth.		4.00	10/01/2022	1,139
1,500	Public Finance Auth.		5.00	10/01/2027	1,520
3,000	Public Finance Auth.(a)		5.00	9/01/2033	3,168
1,500	Public Finance Auth.		5.00	10/01/2032	1,517
					7,344
	Total Municipal Obligations (cost: $658,391)				668,828
	Total Investments(cost:$658,391)				$668,828
($ in 000s)		VALUATION HIERARCHY

Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations		$—	$ 668,828	$—	$ 668,828
Total		$—	$668,828	$—	$668,828

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications. At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

5| USAA California Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA California Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

Notes to Portfolio of Investments | 6

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

7| USAA California Bond Fund

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $676,600,000 at December 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Upcoming Accounting Pronouncement– In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

G.Recently Adopted Accounting Standard – On August 2018, the FASB issued ASU

2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PRE	Pre-refunded to a date prior to maturity
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Notes to Portfolio of Investments | 8

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(d)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2018.

(e)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

9| USAA California Bond Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA NEW YORK BOND FUND

DECEMBER 31, 2018

(Form N-Q)

48466-0219	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA New York Bond Fund

December 31, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (98.6%)

New York (93.1%)

$1,000	Albany Capital Resource Corp. (PRE)	6.00%	11/15/2025 $	1,076
1,000	Albany County Airport Auth.	5.00	12/15/2048	1,123
1,500	Brookhaven Local Dev. Corp.	5.25	11/01/2036	1,663
500	Buffalo & Erie County Industrial Land Dev.
	Corp.	6.00	10/01/2031	543
2,000	Buffalo & Erie County Industrial Land Dev.
	Corp.	5.00	7/01/2040	2,137
1,000	Buffalo & Erie County Industrial Land Dev.
	Corp.	5.00	6/01/2035	1,069
1,000	Buffalo & Erie County Industrial Land Dev.
	Corp.	5.00	8/01/2052	1,024
1,500	Build NYC Resource Corp.	5.00	8/01/2042	1,586
1,000	Build NYC Resource Corp.	5.50	4/01/2043	1,045
700	Build NYC Resource Corp.	5.00	6/01/2040	774
2,000	Build NYC Resource Corp.	5.00	7/01/2045	2,217
1,000	Build NYC Resource Corp.	5.00	8/01/2040	1,095
500	Build NYC Resource Corp.	5.00	7/01/2041	520
1,000	Build NYC Resource Corp.	4.00	8/01/2042	1,015
2,000	Build NYC Resource Corp.	5.00	11/01/2047	2,500
2,000	Build NYC Resource Corp.	5.00	6/01/2048	2,048
1,000	Canton Capital Resource Corp. (PRE) (INS
	- Assured Guaranty Municipal Corp.)	5.00	5/01/2040	1,043
2,000	Chautauqua Tobacco Asset Securitization
	Corp.	5.00	6/01/2048	1,982
4,000	City of New York	4.00	12/01/2043	4,129
1,885	City of New York Health & Hospital Corp.	5.00	2/15/2025	1,890
3,000	City of New York Housing Dev. Corp.	4.20	11/01/2058	3,019
1,000	City of New York Transitional Finance Auth.	4.00	8/01/2041	1,027
1,000	City of New York Transitional Finance Auth.	5.13	1/15/2034	1,001
1,250	City of New York Transitional Finance Auth.	5.00	7/15/2043	1,376
1,000	City of New York Transitional Finance Auth.	4.00	8/01/2041	1,030
2,000	City of New York Transitional Finance Auth.	4.00	7/15/2045	2,043
2,000	City of New York Trust for Cultural Res.	5.00	12/01/2039	2,051
1,000	City of New York Trust for Cultural Res.	5.00	8/01/2043	1,099
1,000	City of New York Trust for Cultural Res.	4.00	7/01/2046	1,016
17,090	City of New York Water & Sewer System
	(Zero Coupon)	0.00	6/15/2020	16,644
2,000	City of New York Water & Sewer System	5.00	6/15/2039	2,026
825	City of Newburgh	5.00	6/15/2023	900
870	City of Newburgh	5.00	6/15/2024	948
500	Convention Center Dev. Corp.	5.00	11/15/2045	556
1,000	Convention Center Dev. Corp. (Zero
	Coupon)	0.00	11/15/2037	471
500	Counties Tobacco Trust VI	5.00	6/01/2045	526
1,000	Dormitory Auth.	5.00	5/01/2043	1,090
700	Dormitory Auth. (ETM)	5.30	2/15/2019	703
3,275	Dormitory Auth. (INS - AMBAC Assurance
	Corp.)	5.50	5/15/2030	4,134

1| USAA New York Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,000	Dormitory Auth. (INS - AMBAC Assurance
	Corp.)	5.50%	7/01/2040 $	2,587
500	Dormitory Auth. (PRE)	5.50	3/01/2039	503
2,500	Dormitory Auth. (NBGA - State of New York
	Mortgage Agency)	5.00	6/01/2033	2,506
500	Dormitory Auth. (INS - Assured Guaranty
	Corp.)	5.00	7/01/2030	501
1,000	Dormitory Auth.	5.25	7/01/2035	1,017
1,000	Dormitory Auth. (PRE)	5.50	7/01/2040	1,055
1,300	Dormitory Auth.	5.75	7/01/2033	1,320
1,200	Dormitory Auth. (PRE) (INS - Assured
	Guaranty Corp.)	5.00	7/01/2034	1,219
2,000	Dormitory Auth.	5.00	7/01/2026	2,086
2,000	Dormitory Auth. (PRE)	5.25	7/01/2033	2,035
500	Dormitory Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.63	11/01/2032	539
2,000	Dormitory Auth. (PRE)	5.00	5/01/2041	2,147
500	Dormitory Auth.	5.00	5/01/2039	537
1,000	Dormitory Auth.	5.00	7/01/2031	1,069
500	Dormitory Auth.	5.00	7/01/2034	556
250	Dormitory Auth.	5.00	7/01/2042	264
500	Dormitory Auth.	5.00	5/01/2038	525
1,000	Dormitory Auth.	5.75	7/01/2043	1,109
1,500	Dormitory Auth.	5.00	7/01/2044	1,623
1,000	Dormitory Auth.	4.00	7/01/2041	1,028
2,000	Dormitory Auth.	4.00	7/01/2043	2,034
1,300	Dormitory Auth.(a)	5.00	12/01/2037	1,414
1,895	Dormitory Auth. (PRE)	5.00	2/15/2034	1,902
105	Dormitory Auth.	5.00	2/15/2034	105
1,000	Dormitory Auth.	4.00	7/01/2047	1,027
1,000	Dormitory Auth.	4.00	8/01/2038	996
1,000	Dormitory Auth.	5.00	7/01/2048	1,136
3,000	Dormitory Auth.	4.00	3/15/2048	3,085
1,000	Dutchess County IDA (INS - Assured
	Guaranty Corp.)	5.50	4/01/2030	1,056
1,250	Dutchess County Local Dev. Corp.	5.75	7/01/2040	1,326
1,000	Dutchess County Local Dev. Corp.	5.00	7/01/2044	1,083
2,000	Dutchess County Local Dev. Corp.	5.00	7/01/2045	2,227
2,000	Dutchess County Local Dev. Corp.	4.00	7/01/2041	2,022
600	Dutchess County Local Dev. Corp.	5.00	7/01/2046	648

935East Rochester Housing Auth. (LOC - Citizens Financial Group) (Put Date

	1/07/2019)(b)	1.86	12/01/2036	935
4,600	Energy Research & Dev. Auth. (LOC -
	Mizuho Bank Ltd.) (Put Date
	1/07/2019)(b)	1.77	5/01/2039	4,600
1,000	Environmental Facilities Corp.	4.00	8/15/2046	1,034
250	Erie County IDA	5.25	5/01/2032	268
600	Hempstead Town Local Dev. Corp.	5.00	7/01/2047	671
300	Hempstead Town Local Dev. Corp.	5.00	7/01/2048	325
1,000	Housing Dev. Corp.	5.00	11/01/2042	1,036
3,000	Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen) (Put
	Date 1/02/2019)(b)	1.73	5/01/2042	3,000
3,800	Housing Finance Agency (LOC - Wells
	Fargo & Co.) (Put Date 1/07/2019)(b)	1.70	11/01/2046	3,800
2,000	Hudson Yards Infrastructure Corp.	4.00	2/15/2044	2,057
1,000	Jefferson County Civic Facility Dev. Corp.	4.00	11/01/2047	973
2,500	Liberty Dev. Corp.	5.25	10/01/2035	3,036
1,000	Liberty Dev. Corp.(a)	5.00	11/15/2044	1,028
560	Liberty Dev. Corp.	5.50	10/01/2037	717
2,000	Long Island Power Auth.	5.00	9/01/2044	2,181
1,000	Long Island Power Auth.	5.00	9/01/2041	1,113
2,000	Long Island Power Auth. (PRE)	5.00	5/01/2038	2,147

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$965	Monroe County IDA (LOC - Citizens
	Financial Group) (Put Date 1/07/2019)(b)	1.86%	7/01/2027 $	965
2,100	Monroe County IDC (NBGA - Federal
	Housing Administration)	5.50	8/15/2040	2,247
500	Monroe County IDC (PRE)	5.25	10/01/2031	546
1,000	Monroe County IDC	5.00	12/01/2037	1,074
2,000	Monroe County IDC	5.00	12/01/2042	2,134
500	Monroe County IDC (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/15/2038	545
1,000	Monroe County IDC	5.00	12/01/2046	1,094
1,000	Monroe County IDC	4.00	7/01/2043	1,029
1,000	Monroe County IDC	4.00	10/01/2047	993
2,000	Mortgage Agency	3.80	10/01/2048	1,968
3,000	MTA	5.00	11/15/2035	3,319
1,500	MTA (PRE)	5.25	11/15/2038	1,647
1,000	MTA	5.25	11/15/2057	1,110
2,000	MTA (MUNIPSA + 0.45%) (Put Date
	11/15/2022)(c)	2.16(d)	11/15/2044	1,986
1,000	Nassau County (INS - Assured Guaranty
	Municipal Corp.)	5.00	4/01/2038	1,084
1,000	Nassau County	5.00	1/01/2038	1,105
1,000	Nassau County Local Economic Assistance
	Corp.	5.00	7/01/2037	1,056
2,000	Niagara Area Dev. Corp.(a)	3.50	11/01/2024	1,979
750	Niagara Tobacco Asset Securitization Corp.	5.25	5/15/2040	785
1,500	Onondaga Civic Dev. Corp.	5.38	7/01/2040	1,549
1,000	Onondaga Civic Dev. Corp.	5.00	7/01/2042	1,041
1,000	Onondaga Civic Dev. Corp.	5.00	10/01/2040	1,063
740	Onondaga Civic Dev. Corp.	5.00	1/01/2043	801
1,000	Onondaga County Trust for Cultural Res.	5.00	12/01/2036	1,076
800	Onondaga County Trust for Cultural Res.	5.00	5/01/2040	869
1,265	Rockland County	3.75	10/01/2025	1,286
600	Rockland County	5.00	12/15/2021	640
1,000	Southold Local Dev. Corp.	5.00	12/01/2045	1,023
500	St. Lawrence County IDA	4.00	7/01/2043	505
1,770	St. Lawrence County IDA	5.00	9/01/2047	1,939
1,000	State	5.00	2/15/2039	1,004
250	Suffolk County EDC	5.00	7/01/2033	270
220	Suffolk County EDC (PRE)	5.00	7/01/2028	237
1,280	Suffolk County EDC	5.00	7/01/2028	1,362
1,020	Suffolk Tobacco Asset Securitization Corp.	5.38	6/01/2028	999
1,450	Suffolk Tobacco Asset Securitization Corp.	5.00	6/01/2032	1,523
1,000	Thruway Auth.	4.00	1/01/2056	1,015
1,375	Tompkins County Dev. Corp.	5.00	7/01/2044	1,443
1,000	Tompkins County Dev. Corp. (PRE) (INS -
	Assured Guaranty Municipal Corp.)	5.50	7/01/2033	1,072
1,000	Triborough Bridge & Tunnel Auth. (Zero
	Coupon)	0.00	11/15/2032	621
2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,082
1,000	TSASC, Inc.	5.00	6/01/2041	1,033
2,000	Urban Dev. Corp. (PRE)	5.00	3/15/2036	2,014
870	Westchester County Health Care Corp.
	(PRE)	6.00	11/01/2030	935
130	Westchester County Health Care Corp.	6.00	11/01/2030	138
1,500	Westchester County Local Dev. Corp.	5.00	1/01/2034	1,571
1,000	Westchester County Local Dev. Corp.	5.00	11/01/2046	1,062
1,000	Westchester County Local Dev. Corp.	5.00	6/01/2047	1,089
500	Westchester Tobacco Asset Securitization	5.00	6/01/2041	524
1,000	Yonkers (ETM) (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2024	1,087
665	Yonkers (INS - Assured Guaranty Municipal
	Corp.)	3.00	7/01/2025	685
				205,571

3| USAA New York Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Guam (4.0%)

$1,000	Antonio B. Won Pat International Airport
	Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.75%	10/01/2043 $	1,135
500	Government	5.00	12/01/2046	520
500	Government	5.00	1/01/2037	511
1,000	Government	5.00	11/15/2039	1,041
500	Government Waterworks Auth.	5.00	7/01/2035	528
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2030	1,089
500	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2039	544
1,165	Power Auth.	5.00	10/01/2037	1,257
1,000	Waterworks Auth.	5.50	7/01/2043	1,066
1,000	Waterworks Auth.	5.00	7/01/2029	1,075
				8,766

Puerto Rico (0.6%)

1,390 Industrial, Tourist, Educational, Medical and
Environmental Control Facilities
Financing Auth.	5.13	4/01/2032	1,321

U. S. Virgin Islands (0.9%)

2,000 Public Finance Auth.	5.00	10/01/2032	2,022
Total Municipal Obligations (cost: $212,436)			217,680

Units

LIQUIDATING TRUST (0.3%)

200 Center for Medical Science, Inc.(e),(f),(g) (cost: $499)				585
Total Investments(cost:$212,935)				$218,265
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$217,680	$ —	$217,680
Liquidating Trust	—	—	585	585
Total	$—	$217,680	$585	$218,265

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

Liquidating
($ in 000s)	Trust

Balance as of March 31, 2018	$580
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Net realized gain (loss) on investments	–
Change in net unrealized appreciation/(depreciation) of investments	5
Balance as of December 31, 2018	$585
At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA New York Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

5| USAA New York Bond Fund

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

Notes to Portfolio of Investments | 6

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $220,714,000 at December 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Upcoming Accounting Pronouncement– In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

G.Recently Adopted Accounting Standard – On August 2018, the FASB issued ASU

2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PRE	Pre-refunded to a date prior to maturity

7| USAA New York Bond Fund

Zero Coupon Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(d)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2018.

(e)Security was fair valued at December 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $585,000, which represented 0.3% of the Fund's net assets.

(f)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(g)Security was classified as Level 3.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA VIRGINIA BOND FUND

DECEMBER 31, 2018

(Form N-Q)

48464-0219	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Virginia Bond Fund

December 31, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (98.9%)

Virginia (88.5%)

$1,000	Alexandria IDA (PRE)	4.75%	1/01/2036 $	1,029
2,000	Amherst IDA	5.00	9/01/2026	1,976
2,000	Amherst IDA	4.75	9/01/2030	1,875
15,000	Arlington County IDA	5.00	7/01/2031	15,538
1,775	Arlington County IDA	5.00	2/15/2043	2,024
700	Capital Region Airport Commission	4.00	7/01/2036	734
750	Capital Region Airport Commission	4.00	7/01/2038	783
10,000	Charles City County EDA	2.88	2/01/2029	9,646
5,000	Chesapeake Bay Bridge & Tunnel District
	(ETM)	5.50	7/01/2025	5,858
9,240	Chesapeake Bay Bridge & Tunnel District	5.00	7/01/2051	9,995
5,000	Chesapeake Bay Bridge & Tunnel District
	(INS - Assured Guaranty Municipal Corp.)	5.00	7/01/2041	5,638
6,520	City of Chesapeake Expressway Toll Road,
	4.75%, 7/15/2023	0.00(c)	7/15/2032	5,713
3,000	City of Chesapeake Expressway Toll Road,
	4.88%, 7/15/2023	0.00(c)	7/15/2040	2,578
5,000	City of Lynchburg	4.00	6/01/2044	5,135
880	City of Portsmouth (PRE)	5.00	2/01/2033	983
120	City of Portsmouth	5.00	2/01/2033	133
800	City of Richmond	5.00	3/01/2032	1,002
1,000	City of Richmond	5.00	3/01/2033	1,257
2,000	City of Richmond Public Utility (PRE)	5.00	1/15/2035	2,002
4,500	City of Richmond Public Utility (PRE)	5.00	1/15/2040	4,505
6,000	City of Richmond Public Utility	5.00	1/15/2038	6,594
6,000	City of Richmond Public Utility	4.00	1/15/2040	6,204
5,000	College Building Auth.	5.00	6/01/2029	4,936
11,710	College Building Auth.	5.00	6/01/2036	11,300
2,540	College Building Auth.	5.00	3/01/2041	2,624
10,000	College Building Auth.	5.00	3/01/2034	10,340
8,000	College Building Auth.	4.00	2/01/2035	8,419
2,725	College Building Auth.	5.00	9/01/2031	3,107
5,615	College Building Auth.	5.00	9/01/2032	6,390
6,380	College Building Auth.	5.00	9/01/2033	7,242
10,000	College Building Auth.	5.00	2/01/2031	11,956
4,000	College Building Auth.	5.00	2/01/2032	4,754
3,335	College Building Auth. (LIQ - Barclays Bank
	plc) (Put Date 1/07/2019)(a),(b)	1.74	2/01/2028	3,335
4,000	College Building Auth. (LIQ - U.S. Bancorp)
	(Put Date 1/07/2019)(b)	1.71	8/01/2034	4,000
1,710	College Building Auth. (LIQ - Wells Fargo &
	Company) (Put Date 1/02/2019)(b)	1.59	11/01/2036	1,710
965	College Building Auth.	4.00	1/15/2033	1,009
545	College Building Auth.	4.00	1/15/2035	565
650	College Building Auth.	4.00	1/15/2036	670
1,285	College Building Auth.	4.00	1/15/2043	1,302
10,000	Commonwealth Transportation Board	4.00	5/15/2042	10,367
3,350	Commonwealth Transportation Board	5.00	3/15/2032	3,969
9,190	Commonwealth Transportation Board	5.00	9/15/2032	10,897

1| USAA Virginia Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,000	Commonwealth Transportation Board	4.00%	5/15/2036 $	2,104
750	Commonwealth University	4.00	11/01/2037	785
350	Commonwealth University	5.00	11/01/2038	410
2,475	Commonwealth University	4.00	5/01/2048	2,542
6,315	Commonwealth University Health System
	Auth. (PRE)	4.75	7/01/2036	6,759
3,000	Commonwealth University Health System
	Auth. (PRE)	4.75	7/01/2041	3,211
5,500	Commonwealth University Health System
	Auth.	5.00	7/01/2046	6,166
2,250	Fairfax County EDA	5.00	10/01/2042	2,360
2,750	Fairfax County EDA	4.00	10/01/2042	2,589
2,000	Fairfax County EDA	5.00	10/01/2029	2,295
2,000	Fairfax County EDA	5.00	10/01/2030	2,289
2,000	Fairfax County EDA	5.00	10/01/2031	2,280
1,500	Fairfax County EDA	5.00	10/01/2032	1,707
2,200	Fairfax County EDA	5.00	10/01/2033	2,500
2,000	Fairfax County EDA	5.00	10/01/2034	2,269
2,620	Fairfax County EDA	5.00	10/01/2035	3,051
2,000	Fairfax County EDA	5.00	10/01/2036	2,314
2,800	Fairfax County EDA	5.00	12/01/2042	2,920
1,500	Fairfax County EDA	5.00	12/01/2032	1,581
4,000	Fairfax County EDA	5.00	4/01/2047	4,518
1,500	Fairfax County IDA (PRE)	5.25	5/15/2026	1,519
1,000	Fairfax County IDA	4.00	5/15/2042	1,008
14,000	Fairfax County IDA	5.00	5/15/2037	15,189
6,900	Fairfax County IDA	4.00	5/15/2044	7,030
1,500	Fairfax County IDA	4.00	5/15/2048	1,532
5,000	Front Royal & Warren County IDA	4.00	1/01/2050	4,965
1,500	Greater Richmond Convention Center Auth.	5.00	6/15/2032	1,704
4,700	Hampton Roads Sanitation District	5.00	8/01/2043	5,323
15,000	Hampton Roads Transportation
	Accountability Commission	5.00	7/01/2052	17,121
2,795	Hanover County EDA	4.50	7/01/2030	2,820
1,100	Hanover County EDA	4.50	7/01/2032	1,106
2,000	Hanover County EDA	5.00	7/01/2042	2,022
1,200	Hanover County EDA	5.00	7/01/2051	1,222
2,105	Henrico County EDA (PRE)	5.00	11/01/2030	2,330
1,200	Henrico County EDA	5.00	6/01/2024	1,265
140	Henrico County EDA	4.25	6/01/2026	143
2,500	Henrico County EDA	4.00	10/01/2035	2,506
2,500	Henrico County EDA	5.00	10/01/2037	2,718
4,480	Housing Dev. Auth.	4.60	9/01/2040	4,538
3,175	Housing Dev. Auth.	4.50	10/01/2036	3,268
7,000	Housing Dev. Auth.	3.60	5/01/2046	6,660
1,492	Lewistown Commerce Center Community
	Dev. Auth.	6.05	3/01/2044	1,372
718	Lewistown Commerce Center Community
	Dev. Auth.	6.05	3/01/2044	660
2,340	Lewistown Commerce Center Community
	Dev. Auth.(d)	6.05	3/01/2054	427
750	Lexington IDA	4.00	1/01/2031	757
1,000	Lexington IDA	4.00	1/01/2037	987
5,000	Lexington IDA (PRE)	5.00	12/01/2036	5,066
2,000	Lexington IDA	5.00	1/01/2043	2,154
1,000	Lexington IDA	5.00	1/01/2042	1,059
1,250	Lexington IDA	5.00	1/01/2048	1,319
1,000	Lexington IDA	5.00	1/01/2048	1,146
1,135	Loudoun County EDA	5.00	12/01/2031	1,295
800	Loudoun County EDA	5.00	12/01/2032	912
775	Loudoun County EDA	5.00	12/01/2033	882
805	Loudoun County EDA	5.00	12/01/2034	914
1,900	Loudoun County EDA (Put Date
	1/07/2019)(b)	1.66	6/01/2043	1,900

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,945	Loudoun County EDA (Put Date
	1/07/2019)(b)	1.80%	2/15/2038 $	3,945
3,000	Lynchburg EDA	5.00	9/01/2043	3,124
2,250	Lynchburg EDA	5.00	1/01/2047	2,493
1,625	Lynchburg EDA (LOC - BB&T Corp.) (Put
	Date 1/02/2019)(b)	1.65	1/01/2047	1,625
3,532	Marquis Community Dev. Auth.(d),(e)	5.63	9/01/2041	2,374
5,389	Marquis Community Dev. Auth. (Zero
	Coupon)(d),(e)	0.00	9/01/2041	272
1,093	Marquis Community Dev. Auth., 7.50%,
	9/01/2021(a),(d),(e)	0.00(c)	9/01/2045	770
5,000	Montgomery County EDA (PRE)	5.00	6/01/2035	5,225
3,500	Norfolk EDA	5.00	11/01/2043	3,813
1,000	Norfolk EDA (PRE)	5.00	11/01/2030	1,105
1,600	Norfolk EDA (Put Date 11/01/2028)(f)	5.00	11/01/2048	1,904
1,100	Norfolk EDA	4.00	11/01/2048	1,128
350	Norfolk Redev. & Housing Auth.	5.50	11/01/2019	351
10,000	Port Auth. (PRE)	5.00	7/01/2040	10,159
3,000	Port Auth. (PRE)	5.00	7/01/2030	3,048
2,250	Prince Edward County IDA	4.00	9/01/2043	2,232
2,055	Prince Edward County IDA	5.00	9/01/2048	2,279
1,705	Prince William County IDA (PRE)	5.50	9/01/2031	1,863
1,000	Prince William County IDA (PRE)	5.50	9/01/2034	1,093
2,000	Prince William County IDA	5.50	9/01/2031	2,169
10,000	Prince William County IDA	5.00	11/01/2046	10,643
4,000	Public Building Auth.	4.00	8/01/2030	4,389
10,000	Public School Auth.	5.00	8/01/2024	11,553
4,000	Radford IDA (NBGA - Fannie Mae)	3.50	9/15/2029	4,057
2,340	Rappahannock Regional Jail Auth.	5.00	10/01/2034	2,693
1,165	Rappahannock Regional Jail Auth.	5.00	10/01/2035	1,337
7,310	Resources Auth.	4.00	11/01/2041	7,487
1,030	Resources Auth.	5.00	11/01/2032	1,155
1,270	Resources Auth. (PRE)	5.00	11/01/2040	1,343
165	Resources Auth.	5.00	11/01/2040	174
5,000	Resources Auth. (LIQ - J.P.Morgan Chase &
	Co.) (Put Date 1/07/2019)(a),(b)	1.74	11/01/2019	5,000
1,150	Roanoke County EDA	5.00	7/01/2033	1,198
110	Roanoke County EDA (PRE) (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2038	115
6,890	Roanoke County EDA (INS - Assured
	Guaranty Municipal Corp.)	5.00	7/01/2038	7,127
1,640	Roanoke County EDA	5.00	9/01/2036	1,792
4,060	Roanoke County EDA	5.00	9/01/2043	4,359
11,945	Small Business Financing Auth.	5.00	11/01/2040	12,399
420	Small Business Financing Auth.	5.00	4/01/2025	432
185	Small Business Financing Auth.	5.25	4/01/2026	190
855	Small Business Financing Auth.	5.50	4/01/2028	882
750	Small Business Financing Auth.	5.50	4/01/2033	772
1,700	Small Business Financing Auth. (LOC -
	Bank Of America N.A.) (Put Date
	1/02/2019)(b)	1.64	7/01/2030	1,700
5,900	Stafford County EDA	5.00	6/15/2036	6,504
6,495	Stafford County EDA	4.00	6/15/2037	6,541
10,000	Tobacco Settlement Financing Corp.	5.00	6/01/2047	9,566
4,405	Univ. of Virginia	5.00	6/01/2037	4,870
5,000	Univ. of Virginia	4.00	4/01/2045	5,150
4,000	Univ. of Virginia	5.00	4/01/2042	4,596
5,000	Univ. of Virginia	5.00	4/01/2047	5,717
5,000	Univ. of Virginia	5.00	4/01/2046	5,717
5,000	Upper Occoquan Sewage Auth.	4.00	7/01/2039	5,197
1,795	Virginia Beach Dev. Auth.	5.00	5/01/2029	2,037
3,250	Virginia Beach Dev. Auth.	5.00	9/01/2040	3,563
4,865	Virginia Beach Dev. Auth.	5.00	9/01/2044	5,319
2,165	Washington County IDA (PRE)	5.25	8/01/2030	2,280
2,160	Washington County IDA (PRE)	5.50	8/01/2040	2,283

3| USAA Virginia Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,449	Watkins Centre Community Dev. Auth.	5.40%	3/01/2020 $	1,450
2,000	Western Virginia Regional Jail Auth.	5.00	12/01/2038	2,253
3,085	Western Virginia Regional Jail Auth.	5.00	12/01/2035	3,512
3,250	Winchester EDA	5.00	1/01/2044	3,495
3,250	Winchester EDA	5.00	1/01/2044	3,544
3,000	Winchester EDA (PRE)	5.63	1/01/2044	3,000
5,000	Wise County IDA (Put Date 9/01/2020)(f)	2.15	10/01/2040	4,989
3,000	York County EDA (Put Date 5/16/2019)(f)	1.88	5/01/2033	2,997
				587,932

District Of Columbia (4.3%)

2,825	Metropolitan Washington Airports Auth.	5.00	10/01/2029	2,888
11,230	Metropolitan Washington Airports Auth.
	Dulles Toll Road Revenue	5.00	10/01/2039	11,444
5,500	Metropolitan Washington Airports Auth.
	Dulles Toll Road Revenue (INS - Assured
	Guaranty Municipal Corp.) (Zero Coupon)	0.00	10/01/2030	3,592
4,000	Metropolitan Washington Airports Auth.
	Dulles Toll Road Revenue	5.00	10/01/2053	4,133
1,000	Washington MTA (PRE)	5.13	7/01/2032	1,017
5,000	Washington MTA	5.00	7/01/2043	5,665
				28,739

Guam (5.8%)

1,255	Antonio B. Won Pat International Airport
	Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.75	10/01/2043	1,425
1,500	Government	5.00	1/01/2042	1,529
10,870	Government (LIQ - Barclays Bank plc) (LOC
	- Barclays Bank plc) (Put Date
	1/07/2019)(a),(b)	1.86	12/01/2046	10,870
1,250	Government	5.00	12/01/2046	1,300
2,000	Government	5.00	11/15/2039	2,082
1,000	Government Waterworks Auth.	5.00	7/01/2037	1,074
3,250	Government Waterworks Auth.	5.00	7/01/2040	3,463
4,000	Government Waterworks Auth.	5.50	7/01/2043	4,265
2,850	Government Waterworks Auth.	5.00	7/01/2035	3,009
1,500	Port Auth.	5.00	7/01/2048	1,634
1,000	Power Auth.	5.00	10/01/2034	1,048
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2044	1,085
4,000	Power Auth.	5.00	10/01/2040	4,280
500	Power Auth.	5.00	10/01/2031	536
750	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2039	816
				38,416

U. S. Virgin Islands (0.3%)

2,000 Public Finance Auth.		5.00	10/01/2032	2,022
Total Municipal Obligations (cost: $652,511)				657,109
Total Investments(cost:$652,511)				$657,109
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$ 653,693	$ 3,416	$ 657,109
Total	$—	$653,693	$3,416	$657,109

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 4

RECONCILIATION OF LEVEL 3 INVESTMENTS

Municipal
($ in 000s)	Obligations

Balance as of March 31, 2018	$ 5,057
Purchases	–
Sales	(1,852)
Transfers into Level 3	–
Transfers out of Level 3	–
Net realized gain (loss) on investments	(3,791)
Change in net unrealized appreciation/(depreciation) of investments	4,002
Balance as of December 31, 2018	$ 3,416
At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*

Fair Value at
	December 31,		Significant
	2018	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range/Value

Municipal Obligations	$3,144	Discounted cash flow	Comparable Discount	6%-10%
Adjustment(a)

(a)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

*Quantitative Information table includes certain Level 3 securities using discounted cash flow. An increase in the comparable discount adjustment will decrease the value of the security.

5| USAA Virginia Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Virginia Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

Notes to Portfolio of Investments | 6

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

7| USAA Virginia Bond Fund

The valuation methodology applied to certain Level 3 securities changed during the year. Securities that were previously valued using valuation models are now being valued based upon the use of unobservable inputs.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $664,216,000 at December 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Upcoming Accounting Pronouncement– In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

G.Recently Adopted Accounting Standard – On August 2018, the FASB issued ASU

2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation

Notes to Portfolio of Investments | 8

method, fair value and transfers between levels of the fair value hierarchy.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

9| USAA Virginia Bond Fund

(c)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(e)Security was classified as Level 3.

(f)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GLOBAL EQUITY INCOME FUND

DECEMBER 31, 2018

(Form N-Q)

98353-0219	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Global Equity Income Fund

December 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.1%)

COMMON STOCKS (99.1%)

Basic Materials (3.1%)

Chemicals (2.6%)

6,240	Albemarle Corp.	$481
8,995	BASF SE(a)	622
9,179	Johnson Matthey plc	328
11,067	Nutrien Ltd.	520
		1,951

Mining (0.5%)

7,349 Rio Tinto Ltd.	406
Total Basic Materials	2,357

Communications (11.2%)

Advertising (0.6%)

6,050 Omnicom Group, Inc.	443

Telecommunications (10.6%)

49,135	AT&T, Inc.	1,402
44,990	Cisco Systems, Inc.	1,949
39,980	NTT DOCOMO, Inc.(a)	898
23,425	Rogers Communications, Inc. "B"	1,201
25,775	Verizon Communications, Inc.	1,449
555,125	Vodafone Group plc	1,082
		7,981
	Total Communications	8,424

Consumer, Cyclical (9.3%)

Airlines (0.6%)

8,390 Delta Air Lines, Inc.	419

Auto Manufacturers (1.4%)

12,850	Daimler AG(a)	675
25,375	Volvo AB "B"(a)	334
		1,009

Auto Parts & Equipment (0.9%)

14,710 Magna International, Inc.	668

Distribution/Wholesale (1.1%)

31,245 Mitsubishi Corp.(a)	853

Leisure Time (0.5%)

7,445 Carnival Corp.	367

1| USAA Global Equity Income Fund

		Market
Number		Value
of Shares	Security	(000)

Lodging (0.7%)

10,405 Las Vegas Sands Corp.$ 542

Retail (4.1%)

5,553	McDonald's Corp.	986
15,850	TJX Companies, Inc.	709
14,825	Walmart, Inc.	1,381
		3,076
	Total Consumer, Cyclical	6,934

Consumer, Non-cyclical (33.9%)

Agriculture (3.1%)

9,035	Altria Group, Inc.	446
20,947	British American Tobacco plc	668
13,590	Japan Tobacco, Inc.(a)	322
13,035	Philip Morris International, Inc.	870
		2,306

Beverages (2.4%)

19,235	Coca-Cola Co.	910
8,335	PepsiCo, Inc.	921
		1,831

Biotechnology (1.5%)

17,520 Gilead Sciences, Inc.	1,096

Cosmetics/Personal Care (4.8%)

15,260	Procter & Gamble Co.	1,403
41,145	Unilever N.V.	2,235
		3,638

Food (4.1%)

9,155	Mondelez International, Inc. "A"	367
27,635	Nestle S.A.(a)	2,247
7,300	Sysco Corp.	457
		3,071

Healthcare-Products (1.1%)

8,761 Medtronic plc	797

Pharmaceuticals (16.9%)

10,875	AbbVie, Inc.	1,003
14,574	AstraZeneca plc(a)	1,106
15,425	Bristol-Myers Squibb Co.	802
10,245	CVS Health Corp.	671
42,160	GlaxoSmithKline plc	801
8,465	Johnson & Johnson	1,093
24,595	Merck & Co., Inc.	1,879
22,465	Novartis AG(a)	1,924
40,210	Pfizer, Inc.	1,755
6,465	Roche Holding AG(a)	1,599
		12,633
	Total Consumer, Non-cyclical	25,372

Energy (9.1%)

Oil & Gas (8.1%)

5,730	ConocoPhillips	357
26,555	Exxon Mobil Corp.	1,811
32,555	Galp Energia SGPS S.A.	514
13,760	Occidental Petroleum Corp.	845

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

54,725	Peyto Exploration & Development Corp.	$284
12,355	Royal Dutch Shell plc "A"	363
28,081	TOTAL S.A.	1,486
5,110	Valero Energy Corp.	383
		6,043

Oil & Gas Services (0.6%)

13,130 Schlumberger Ltd.	474

Pipelines (0.4%)

15,305 Keyera Corp.	289
Total Energy	6,806

Financial (12.3%)

Banks (8.0%)

51,320	Australia & New Zealand Banking Group Ltd.	884
28,425	Bank of America Corp.	700
18,778	Bank of Nova Scotia	936
56,945	DBS Group Holdings Ltd.	990
91,765	HSBC Holdings plc	757
5,775	J.P. Morgan Chase & Co.	564
16,839	Royal Bank of Canada	1,152
		5,983

Diversified Financial Services (1.4%)

3,073	CME Group, Inc.	578
20,870	Synchrony Financial	490
		1,068

Insurance (2.9%)

4,897	Allianz SE(a)	983
53,280	AXA S.A.	1,151
		2,134
	Total Financial	9,185

Industrial (8.2%)

Aerospace/Defense (2.0%)

97,965	BAE Systems plc	573
3,460	Lockheed Martin Corp.	906
		1,479

Building Materials (0.8%)

19,196 Johnson Controls International plc	569

Engineering & Construction (1.4%)

13,205 Vinci S.A.	1,090

Environmental Control (0.6%)

6,350 Republic Services, Inc.	458

Miscellaneous Manufacturers (3.4%)

8,955	Eaton Corp. plc	615
17,420	Siemens AG(a)	1,943
		2,558
	Total Industrial	6,154

Technology (4.1%)

Computers (1.0%)

25,870 HP, Inc.	529

3| USAA Global Equity Income Fund

		Market
Number		Value
of Shares	Security	(000)

6,785	Western Digital Corp.	$251
		780

Semiconductors (2.0%)

25,716	Cypress Semiconductor Corp.	327
7,155	Maxim Integrated Products, Inc.	364
8,130	Texas Instruments, Inc.	768
		1,459

Software (1.1%)

8,075 Microsoft Corp.	820
Total Technology	3,059

Utilities (7.9%)

Electric (7.9%)

10,965	Duke Energy Corp.	946
118,955	E.ON SE(a)	1,176
156,055	Enel S.p.A.(a)	900
7,085	NextEra Energy, Inc.	1,232
31,045	PPL Corp.	880
7,385	Sempra Energy	799
	Total Utilities	5,933
	Total Common Stocks (cost: $73,335)	74,224
	Total Equity Securities (cost: $73,335)	74,224

MONEY MARKET INSTRUMENTS (0.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

462,175 State Street Institutional Treasury Money Market Fund Premier Class, 2.24%(b)
(cost: $462)				462
Total Investments (cost: $73,797)				$74,686
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$58,642	$15,582	$—	$74,224
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	462	—	—	462
Total	$59,104	$15,582	$—	$74,686

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Global Equity Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, the Fund's current portfolio managers are expected to be replaced with managers from Victory Solutions.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

5| USAA Global Equity Income Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value

Notes to Portfolio of Investments | 6

price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $74,884,000 at December 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 45.4% of net assets at December 31, 2018.

D.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

E.Recently Adopted Accounting Standard – On August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair

7| USAA Global Equity Income Fund

value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

SPECIFIC NOTES

(a)Securities with a value of $15,582,000, which represented 20.8% of the Fund's net assets, were classified as Level 2 at December 31, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(b)Rate represents the money market fund annualized seven-day yield at December 31, 2018.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TARGET MANAGED ALLOCATION FUND

DECEMBER 31, 2018

(Form N-Q)

98357-0219	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Target Managed Allocation Fund

December 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (95.7%)

EXCHANGE-TRADED FUNDS (95.7%)

Domestic Exchange-Traded Funds (43.9%)

566,710	iShares Core U.S. REIT ETF (a)	$25,417
80,250	iShares Russell 2000 ETF	10,745
701,340	Vanguard S&P 500 ETF (a)	161,175
	Total Domestic Exchange-Traded Funds	197,337

Fixed-Income Exchange-Traded Funds (30.8%)

229,540	iShares 20+ Year Treasury Bond ETF	27,891
401,630	iShares iBoxx $ High Yield Corporate Bond ETF	32,572
159,080	iShares iBoxx $ Investment Grade Corporate Bond ETF	17,947
611,060	SPDR Bloomberg Barclays High Yield Bond ETF	20,526
501,830	Vanguard Short-Term Bond ETF (a)	39,429
	Total Fixed-Income Exchange-Traded Funds	138,365

International Exchange-Traded Funds (21.0%)

2,123,550	Vanguard FTSE Developed Markets ETF (a)			78,784
408,720	Vanguard FTSE Emerging Markets ETF			15,572
	Total International Exchange-Traded Funds			94,356
	Total Exchange-Traded Funds (cost: $448,835)			430,058
	Total Equity Securities (cost: $448,835)			430,058

Principal
Amount		Coupon
(000)		Rate	Maturity

	BONDS (3.8%)
	U.S. TREASURY SECURITIES (3.8%)
	Notes (3.8%)(b)
$17,600	U.S. Treasury Note(a),(c)	1.88%	4/30/2022	17,267
	Total Bonds (cost: $17,245)			17,267

Number

of Shares

MONEY MARKET INSTRUMENTS (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

1,111,640 State Street Institutional Treasury Money Market Fund Premier Class, 2.24%(d)
(cost: $1,112)	1,112
Total Investments (cost: $467,192)	$448,437

1| USAA Target Managed Allocation Fund

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	(Depreciation)
Contracts	Description	Date	Amount (000)	Value (000)	(000)

FUTURES (2.4%)

LONG FUTURES

Equity Contracts

691	Euro STOXX 50	3/15/2019	EUR	21,077	$23,546	$(603)
555	FTSE MIB Index	3/15/2019	GBP	37,280	47,106	(411)
316	S&P 500 E Mini	3/15/2019	USD	39,506	39,582	76
287	S&P/TSX 60 Index	3/14/2019	CAD	50,218	36,045	(739)

Total Long Futures$ 146,279 $ (1,677)

SHORT FUTURES

Equity Contracts

557	Russell 2000 Mini	3/15/2019	USD	(39,070)		$(37,570)	$1,500
571	Swiss Market Index	3/15/2019	CHF	(48,579)		(48,276)	1,149
364	TOPIX Index	3/07/2019	JPY (5,787,506)			(49,599)	3,204
	Total Short Futures
						$(135,445)	$5,853
	Total Futures
						$10,834	$4,176
($ in 000s)		VALUATION HIERARCHY

Assets			LEVEL 1	LEVEL 2		LEVEL 3	Total
Equity Securities:
Exchange-Traded Funds			$ 430,058		$—	$—	$ 430,058
Bonds:
U.S. Treasury Securities			17,267		—	—	17,267
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds			1,112		—	—	1,112
Futures(1)			5,929		—	—	5,929
Total			$454,366		$—	$—	$454,366
Liabilities			LEVEL 1	LEVEL 2		LEVEL 3	Total
Futures(1)			$ (1,753)		$—	$—	$ (1,753)

Total			$(1,753)		$—	$—	$(1,753)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Target Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3| USAA Target Managed Allocation Fund

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded

Notes to Portfolio of Investments | 4

and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at December 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities

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an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $449,380,000 at December 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 21.0% of net assets at December 31, 2018.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Recently Adopted Accounting Standard – On August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Notes to Portfolio of Investments | 6

SPECIFIC NOTES

(a)The security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2018.

(b)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(c)Securities with a value of $12,852,000 are segregated as collateral for initial margin requirements on open futures contracts.

(d)Rate represents the money market fund annualized seven-day yield at December 31, 2018.

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ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2018

By:	/S/ KRISTEN MILLAN
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Signature and Title: Kristen Millan, Secretary
Date:	02/22/2019
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
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Signature and Title: Daniel S. McNamara, President
Date:	02/26/2019
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/	/S/ JAMES K. DE VRIES
By:
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Signature and Title: James K. De Vries, Treasurer
Date:	02/25/2019
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